                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-14

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

                         Pre-Effective Amendment No. [ ]

                        Post-Effective Amendment No. [ ]

                                EQ ADVISORS TRUST
               (Exact Name of Registrant as Specified in Charter)

                           1290 AVENUE OF THE AMERICAS
                            NEW YORK, NEW YORK 10104
                    (Address of Principal Executive Offices)

                                 (212) 554-1234
                  (Registrant's Area Code and Telephone Number)

                                 PETER D. NORIS
            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                           1290 AVENUE OF THE AMERICAS
                            NEW YORK, NEW YORK 10104
                     (Name and Address of Agent for Service)

                                 With copies to:

PATRICIA LOUIE                                    ARTHUR J. BROWN
THE EQUITABLE LIFE ASSURANCE SOCIETY              KIRKPATRICK & LOCKHART LLP
OF THE UNITED STATES                              1800 MASSACHUSETTS AVE., N.W.
1290 AVENUE OF THE AMERICAS                       WASHINGTON, D.C. 20036
NEW YORK, NY 10104

                          ---------------------------


                  Approximate Date of Proposed Public Offering:
   As soon as practicable after this Registration Statement becomes effective.

--------------------------------------------------------------------------------

It is proposed that this Registration Statement will become effective on the 30th day after filing pursuant to Rule 488 under the Securities Act of 1933.

Title of securities being registered: Class IA and Class IB shares of beneficial interest in the series of the Registrant designated EQ/Alliance International Portfolio.

No filing fee is required because the registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended, pursuant to which it has previously registered an indefinite number of shares.

                                EQ ADVISORS TRUST

                       CONTENTS OF REGISTRATION STATEMENT

This Registration Statement contains the following papers and documents:

     Cover Sheet

     Contents of Registration Statement

     Letter to Shareholders

     Notice of Special Meeting

     Part A - Proxy Statement/Prospectus

     Part B - Statement of Additional Information

     Part C - Other Information

     Signature Page

     Exhibits

                               EQ ADVISORS TRUST
                          1290 AVENUE OF THE AMERICAS
                               NEW YORK, NY 10104

March 25, 2003


Dear Equitable Client:

     The net premiums or contributions you paid under your variable life insurance policy or variable annuity contract or certificate ("Contract") issued by The Equitable Life Assurance Society of the United States ("Equitable") have been allocated at your direction to the investment divisions of a separate account or accounts of Equitable ("Separate Accounts"). The Separate Account divisions invest in corresponding Portfolios of the EQ Advisors Trust ("Trust"). As an owner of a Contract ("Contractowner") with premiums or contributions allocated to EQ/International Equity Index Portfolio ("International Index Portfolio"), you are entitled to instruct Equitable as the sole shareholder of record of all of the shares issued by International Index Portfolio that are held in investment divisions of each Separate Account, as to how it should vote on certain proposals to be considered at a Special Meeting of Shareholders of International Index Portfolio of the Trust ("Special Meeting").

     Contractowners of International Index Portfolio will be asked to provide voting instructions on a merger between that Portfolio and EQ/Alliance International Portfolio ("Alliance International Portfolio").

     Shares in each investment division of a Separate Account for which Equitable receives no timely voting instructions from Contractowners will be voted by Equitable for or against approval of the proposal, or as an abstention, in the same proportion as the shares for which Contractowners (other than Equitable) have provided voting instructions to Equitable.

     IT IS VERY IMPORTANT THAT YOUR CONTRACT BE REPRESENTED. PLEASE PROMPTLY MARK YOUR VOTING INSTRUCTIONS ON THE ENCLOSED VOTING INSTRUCTION CARD; THEN, SIGN, DATE AND MAIL IT IN THE ACCOMPANYING ENVELOPE. NO POSTAGE IS REQUIRED IF YOU MAIL YOUR VOTING INSTRUCTION CARD IN THE UNITED STATES. YOUR PROMPT RESPONSE WILL HELP AVOID THE UNNECESSARY EXPENSE OF A FURTHER SOLICITATION OF VOTING INSTRUCTIONS. YOU ALSO MAY PROVIDE VOTING INSTRUCTIONS BY PHONE AT (866) 241-6192, BY FAX AT (888) 796-9932, OR BY INTERNET AT OUR WEBSITE AT HTTPS://VOTE.PROXY-DIRECT.COM.

     Thank you for participating in this important process.

                                                    Sincerely,




                                                    Steven M. Joenk
                                                    President

                          EQ ADVISORS TRUST ("TRUST")

                  NOTICE OF SPECIAL MEETING OF SHAREHOLDERS OF
                    EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO
                         SCHEDULED FOR [APRIL 23], 2003

     A special meeting of the shareholders of EQ/International Equity Index Portfolio ("International Index Portfolio") is scheduled to be held on [April 23], 2003 at 10:00 a.m., local time, at 1290 Avenue of the Americas, New York, New York 10104 ("Special Meeting"). Owners of an Equitable variable life insurance policy or variable annuity contract or certificate ("Contract") that has been allocated to the investment divisions of a separate account or accounts of Equitable ("Contractowners") that are invested in shares of International Index Portfolio will be asked, as appropriate, to provide Equitable with voting instructions on the following proposals:

       1. Approval of a Plan of Reorganization and Termination providing for the acquisition of all of the assets of International Index Portfolio by the Trust's EQ/Alliance International Portfolio ("Alliance International Portfolio") and the assumption of all liabilities of International Index Portfolio by Alliance International Portfolio in exchange for shares of Alliance International Portfolio and the subsequent liquidation of International Index Portfolio;

       2. To transact such other business as may properly come before the Special Meeting or any adjournments thereof.

     You should read both the Information Statement of Equitable and the Proxy Statement/Prospectus of the Trust, attached to this notice, prior to completing your voting instruction card. If you have any questions about the proposals or
the voting instruction card, please call     .

     The record date for determining Contractowners of the International Index Portfolio entitled to notice of and entitled to vote at the Special Meeting or any adjournment thereof has been fixed as the close of business on [March 6], 2003.

IT IS IMPORTANT THAT YOU RETURN YOUR VOTING INSTRUCTION CARD PROMPTLY. CONTRACTOWNERS SHOULD PROVIDE THEIR VOTING INSTRUCTIONS TO EQUITABLE AS OUTLINED AT THE END OF THIS PROSPECTUS/PROXY STATEMENT SO THAT THEIR SHARES MAY BE REPRESENTED AT THE SPECIAL MEETING. YOUR PROMPT ATTENTION TO THE ENCLOSED VOTING INSTRUCTION CARD WILL HELP TO AVOID THE EXPENSE OF FURTHER SOLICITATION.


                                      By order of the Board of Trustees,

                                      Patricia Louie
                                      Secretary of the Trust

New York, New York
March 25, 2003

                     THE EQUITABLE LIFE ASSURANCE SOCIETY
                              OF THE UNITED STATES


                             INFORMATION STATEMENT
                      REGARDING A SPECIAL MEETING OF THE
                              SHAREHOLDERS OF THE
                   EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO OF
                               EQ ADVISORS TRUST
                        TO BE HELD ON [APRIL 23], 2003


                                MARCH   , 2003


                                    GENERAL


     This Information Statement is furnished by The Equitable Life Assurance Society of the United States ("Equitable"), a New York stock life insurance company, to owners of its variable life insurance policies and variable annuity contracts or certificates ("Contractowners") who had net premiums or contributions allocated to the investment divisions of Equitable's separate accounts ("Separate Accounts") that are invested in shares of EQ/International Equity Index Portfolio ("International Index Portfolio"), a separate series ("Portfolio") of EQ Advisors Trust, a registered investment company ("Trust") as of [March 6], 2003 ("Record Date").


     Equitable is required to offer Contractowners the opportunity to instruct Equitable, as the owner of all the shares of International Index Portfolio held by the Separate Accounts, as to how it should vote on the proposal to be considered at the Special Meeting of Shareholders of International Index Portfolio, referred to in the preceding Notice and at any adjournments ("Special Meeting"). The enclosed Proxy Statement/Prospectus, which you should retain for future reference, sets forth concisely information about the proposed merger of International Index Portfolio into EQ/Alliance International Portfolio that a Contractowner should know before completing the enclosed voting instruction card.


     Equitable is a wholly-owned subsidiary of AXA Financial, Inc., itself a wholly-owned subsidiary of AXA, a French insurance holding company. The principal executive offices of AXA Financial, Inc. and Equitable are located at 1290 Avenue of the Americas, New York, New York 10104.


     This Information Statement and the accompanying voting instruction card are being mailed to Contractowners on or about March 25, 2003.

                           HOW TO INSTRUCT EQUITABLE

     To instruct Equitable as to how to vote the shares of International Index Portfolio ("Shares") held in the investment divisions of the Separate Accounts, Contractowners are asked to promptly mark their voting instructions on the enclosed voting instruction card; then sign, date and mail the voting instruction card in the accompanying postage-paid envelope. Contractowners also may provide voting instructions by phone at (866) 241-6192, by fax at (888) 796-9932 or by Internet at our website at https://vote.proxy-direct.com.

IF A VOTING INSTRUCTION CARD IS NOT MARKED TO INDICATE VOTING INSTRUCTIONS BUT IS SIGNED, DATED AND RETURNED, IT WILL BE TREATED AS AN INSTRUCTION TO VOTE THE SHARES IN FAVOR OF THE PROPOSAL.

     The number of Shares held in the investment division of each Separate Account corresponding to International Index Portfolio for which a Contractowner may provide voting instructions was determined as of the Record Date by dividing (i) a Contract's Account Value (minus any Contract indebtedness) allocable to that investment division of each Separate Account by
(ii) the net asset value of one share of International Index Portfolio. At any time prior to Equitable's voting at the Special Meeting, a Contractowner may revoke his or her voting instruction card with respect to that investment division by written notice, or proper telephone, fax or Internet instructions to the Secretary of the Trust or by properly executing a later-dated voting instruction card, or properly providing later telephone, fax or Internet instructions.


                            HOW EQUITABLE WILL VOTE

     Equitable will vote the shares for which Equitable receives timely voting instructions from Contractowners in accordance with those instructions. Equitable will vote shares attributable to contracts for which Equitable is the Contractowner for the proposal. Shares in each investment division of a Separate Account for which Equitable receives no timely voting instructions from Contractowners, or that are attributable to amounts retained by Equitable as surplus or seed money, will be voted by Equitable either for or against approval of the proposal, or as an abstention, in the same proportion as the shares for which Contractowners (other than Equitable) have provided voting instructions to Equitable.


                                 OTHER MATTERS

     Equitable is not aware of any matters, other than the specified proposal, to be acted on at the Special Meeting. If any other matters come before the Special Meeting, Equitable will vote the Shares upon such matters in its discretion. Voting instruction cards may be solicited by employees of Equitable or its subsidiaries as well as officers and agents of the Trust. The principal solicitation will be by mail but voting instructions may also be solicited by telephone, personal interview or the Internet.

     If the necessary quorum to transact business is not established or the vote required to approve or reject each proposal is not obtained at the Special Meeting, the persons named as proxies may propose one or more adjournments of the Special Meeting in accordance with applicable law, to permit further solicitation of voting instructions. The persons named as proxies will vote in favor of such adjournment with respect to those voting instructions that have been voted in favor of a proposal and will vote against any such adjournment those voting instructions that have been voted against a proposal.

                                     Patricia Louie, Vice President of Equitable

IT IS IMPORTANT THAT YOUR CONTRACT BE REPRESENTED. PLEASE PROMPTLY MARK YOUR VOTING INSTRUCTIONS ON THE ENCLOSED VOTING INSTRUCTION CARD; THEN SIGN, DATE AND MAIL THE VOTING INSTRUCTION CARD IN THE ACCOMPANYING POSTAGE-PAID ENVELOPE. YOU MAY ALSO PROVIDE YOUR VOTING INSTRUCTIONS BY TELEPHONE AT (866) 241-6192, BY FAX AT (888) 796-9932 OR BY INTERNET AT OUR WEBSITE AT HTTPS://VOTE.PROXY-DIRECT.COM.

                          PROXY STATEMENT/PROSPECTUS
                             OF EQ ADVISORS TRUST


                      SPECIAL MEETING OF SHAREHOLDERS OF
                  EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO OF
                               EQ ADVISORS TRUST


                         SCHEDULED FOR [APRIL 23], 2003


--------------------------------------------------------------------------------
      ACQUISITION OF THE ASSETS AND
    ASSUMPTION OF THE LIABILITIES OF:      BY AND IN EXCHANGE FOR SHARES OF:
   -----------------------------------   ------------------------------------
    EQ/International Equity Index
      Portfolio ......................   EQ/Alliance International Portfolio


                        each a series ("Portfolio") of:
                        EQ Advisors Trust
                        1290 Avenue of the Americas
                        New York, NY 10104
--------------------------------------------------------------------------------

     EQ Advisors Trust ("Trust") serves as an investment vehicle for use in connection with variable life insurance contracts and variable annuity certificates and contracts (collectively, "Contracts") issued by The Equitable Life Assurance Society of the United States ("Equitable" or the "Shareholder"). Equitable holds Trust shares in separate accounts in which contributions and premiums received under the Contracts are initially invested; these separate accounts in turn purchase Trust shares, as described in the Trust's prospectus. Owners of Contracts ("Contractowners") with amounts allocated to the Trust's EQ/ International Equity Index Portfolio ("International Index Portfolio" or "Acquired Portfolio") are being provided the opportunity to provide voting instructions concerning the proposal contained in this Proxy Statement/Prospectus.


     This Proxy Statement/Prospectus is soliciting Contractowners with shares allocated to International Index Portfolio to approve a Plan of Reorganization and Termination ("Reorganization Plan") whereby the Acquired Portfolio will be merged into EQ/Alliance International Portfolio ("Alliance International Portfolio" or the "Acquiring Portfolio"). The Acquired Portfolio shares are divided into two classes, designated Class IA and Class IB shares (collectively, "Acquired Portfolio Shares"). The Acquiring Portfolio Shares also are divided into two classes, also designated Class IA and Class IB shares (collectively, "Acquiring Portfolio Shares").


     The merger ("Reorganization") will work in the following manner:


     o The Acquired Portfolio will transfer its assets to the Acquiring Portfolio, which will assume the Acquired Portfolio's liabilities.

     o The Acquiring Portfolio will issue the corresponding class of Acquiring Portfolio Shares that will be credited to the Shareholder and allocated to each Contractowner's account in an amount equal to the value of the shares of his or her current Portfolio. Although the number of shares allocated to you will likely change, the total value of your investment will not change as a result of the Reorganization.

     o You will not incur any sales loads or similar transaction charges as a result of the Reorganization.

     You are being asked to provide voting instructions concerning your approval of the Reorganization Plan pursuant to which the Reorganization transaction would be accomplished. Because Contractowners are being asked to provide voting instructions to Equitable regarding a transaction that will result in their holding shares of the Acquiring Portfolio, this Proxy Statement also serves as a Prospectus for the Acquiring Portfolio and provides information about the Acquiring Portfolio that a prospective investor ought to know before investing.

     This Proxy Statement/Prospectus is being provided to the Shareholder and mailed to Contractowners on or about March 25, 2003. It is being furnished on behalf of the Board of Trustees of the Trust ("Board") to the Shareholders of International Index Portfolio for its use in obtaining instructions from Contractowners as to how to vote on the proposals to be considered at the Special Meeting of Shareholders of International Index Portfolio to be held at 1290 Avenue of the Americas, New York, New York 10104, on [April 23], 2003 at 10:00 a.m., Eastern time and at any adjournments thereof ("Special Meeting"). It is expected that the Shareholders will attend the Special Meeting in person or by proxy and will vote shares of the Trust held by it in accordance with voting instructions received from Contractowners and in accordance with voting procedures established by the Trust.

                   INFORMATION ABOUT THE ACQUIRING PORTFOLIO

     This Proxy Statement/Prospectus, which you should retain for future reference, contains important information about the Acquiring Portfolio that you should know before investing. The investment objective of the Acquiring Portfolio is to seek long-term growth of capital. For a more detailed discussion of the investment objectives, investment strategies, restrictions and risks of the Acquiring Portfolio and those of the Acquired Portfolio, please see the Trust's Prospectus dated May 1, 2002 and the Trust's Statement of Additional Information ("SAI") dated May 1, 2002. The Trust also provides periodic reports to its Contractowners that highlight certain important information about the Acquired Portfolio and the Acquiring Portfolio, including investment results and financial information. The Trust will furnish, without charge, to any Contractowner, upon request, a copy of the current Prospectus, SAI or the 2002 Annual Report. Such requests may be directed to the Trust by writing to 1290 Avenue of the Americas, New York, New York 10104, or by calling
(800)528-0204.

     The Trust's SAI dated May 1, 2002, filed with the Securities and Exchange Commission ("SEC" or "Commission") on April 3, 2002 (file nos. 333-17217 and 811-07953), containing additional information about the Trust and each Portfolio, is hereby incorporated by reference in its entirety into this Proxy Statement/ Prospectus.

     The Trust is subject to the informational requirements of the Securities Act of 1933, as amended. Accordingly, the Trust files certain reports and other information with the SEC. You can copy and review information about the Trust and each Portfolio (including the SAI) at the SEC's Public Reference Room in Washington, D.C. You may obtain information on the operation of the Public Reference Room by calling the Commission at (202)942-8090. Reports and other information about the Acquired Portfolio and Acquiring Portfolio are available on the EDGAR Database on the Commission's Internet site at http:// www.sec.gov. You may obtain copies of this information, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Branch, Office of Consumer Affairs and Information Services, Washington, D.C. 20549

     THE SEC HAS NOT APPROVED OR DISAPPROVED THE SECURITIES DESCRIBED IN THIS PROXY STATEMENT/PROSPECTUS, OR DETERMINED IF THIS PROXY STATEMENT/PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS



SUMMARY ................................................................       5
  The Proposed Reorganization ..........................................       5
  Comparison of Investment Objectives, Strategies and Restrictions .....       6
  Operating Expenses ...................................................       8
  Expense Tables .......................................................       9

COMPARISON OF PRINCIPAL RISK FACTORS ...................................      14

INFORMATION ABOUT THE REORGANIZATION ...................................      17
  Terms of the Reorganization Plan .....................................      17
  Description of the Securities to be Issued ...........................      18
  Reasons for the Reorganization .......................................      19
  Federal Income Tax Consequences of the Proposed Reorganization              21
  Rights of Shareholders of the Acquired Portfolio and Acquiring
    Portfolio ..........................................................      22
  Capitalization .......................................................      22

ADDITIONAL INFORMATION ABOUT EQUITABLE AND
  THE PORTFOLIOS .......................................................      23
  Information About Equitable and the Adviser ..........................      23
  Distribution Plan and Distributions ..................................      24
  Purchase, Exchange and Redemption Procedures .........................      25
  How Assets are Valued ................................................      26
  Tax Consequences of Buying, Selling and Holding Portfolio Shares .....      27

FINANCIAL HIGHLIGHTS ...................................................      28
  Alliance International Portfolio Financial Highlights ................      29

VOTING INFORMATION .....................................................      29
  Voting Rights ........................................................      29
  Required Shareholder Vote ............................................      30
  Solicitation of Voting Instructions ..................................      30
  Proxy Solicitation ...................................................      31
  Adjournment ..........................................................      31
  Other Matters to Come Before the Special Meeting .....................      32

ADDITIONAL INFORMATION .................................................      32

APPENDIX A -- FORM OF PLAN OF REORGANIZATION ...........................      A-1

APPENDIX B .............................................................      B-1

STATEMENT OF ADDITIONAL INFORMATION AND
  FINANCIAL STATEMENTS .................................................      S-1

                                    SUMMARY

     You should read this entire Proxy Statement/Prospectus carefully. For additional information, you should consult the Reorganization Plan, which is attached hereto as Appendix A.


                          THE PROPOSED REORGANIZATION

     On February 4, 2003, the Board approved the Reorganization Plan. Subject to Shareholder approval, the Reorganization Plan provides for:

     o the transfer of all of the assets of the Acquired Portfolio to the Acquiring Portfolio, in exchange for shares of the Acquiring Portfolio having an aggregate value equal to the net assets of the Acquired Portfolio;

     o the assumption by the Acquiring Portfolio of all of the liabilities of the Acquired Portfolio;

     o  distribution to the Shareholder of shares of the Acquiring Portfolio;
        and

     o  complete termination of the Acquired Portfolio.

     The Reorganization is expected to be effective upon the closing of business on April 25, 2003, or on a later date as the Trust determines ("Closing"). As a result of the Reorganization, each Contractowner whose Contract values are invested in shares of the Acquired Portfolio would become an indirect owner of shares in the Acquiring Portfolio. Each such Contractowner indirectly would hold, immediately after the Closing, Class IA or Class IB shares of the Acquiring Portfolio, depending on the corresponding class of shares of the Acquired Portfolio that a Contractowner owns, having an aggregate value equal to the aggregate value of the same class of shares of the Acquired Portfolio indirectly held by that Contractowner as of the Closing.

     In considering whether to approve the Reorganization Plan, you should note that:

     o The Acquired Portfolio is an index fund, which means that it is passively managed. An index fund manager does not actively buy and sell securities; rather, the manager holds a representative sample of the securities in the index. The Acquiring Portfolio, by contrast, is an actively managed fund.

     o The Acquired Portfolio has similar, though not identical, investment characteristics and policies to the Acquiring Portfolio.

     o The Acquired Portfolio has been unable to attract significant assets. Equitable expects that the Reorganization will consolidate the assets attributable to the Acquired Portfolio and the Acquiring Portfolio, which is much larger.

     o Due to the active management of the Acquiring Portfolio, the management fee for the Alliance International Portfolio is higher than that of the International Index Portfolio, as has been the overall expense ratio of the Acquiring Portfolio.

     After careful consideration, the Board unanimously approved the proposed Reorganization Plan. Accordingly, the Trustees have submitted the Reorganization Plan for approval by the Portfolio's Contractowners. The Board recommends that you vote "for" the proposed Reorganization Plan.


        COMPARISON OF INVESTMENT OBJECTIVES, STRATEGIES AND RESTRICTIONS

     The investment objectives and certain strategies and policies of the Acquired Portfolio and the Acquiring Portfolio are summarized below. The investment objectives of the Acquired Portfolio and the Acquiring Portfolio differ because the Acquired Portfolio, as an index fund, seeks to replicate as closely as possible (before deduction of Portfolio expenses) the total return of the MSCI EAFE Index. The investment characteristics and policies of the Acquired Portfolio are similar to those of the Acquiring Portfolio. For a more detailed description of the investment objectives, strategies, policies and restrictions of each Portfolio, please see the Trust's Prospectus and Statement of Additional Information dated May 1, 2002.

     For information concerning the risks associated with investments in the Portfolios, see "Comparison of Principal Risk Factors" below.

-------------------------------------------------------------------------------------------------------
                     INTERNATIONAL INDEX PORTFOLIO             ALLIANCE INTERNATIONAL PORTFOLIO
-------------------------------------------------------------------------------------------------------
 Investment    Seeks to replicate as closely as          Seeks long-term growth of capital
  Objective    possible (before deduction of
               Portfolio expenses) the total return
               of the MSCI EAFE Index
-------------------------------------------------------------------------------------------------------
 Investment    Under normal circumstances, the           The Portfolio invests in both
  Strategies   Portfolio invests at least 80% of its     growth-oriented and value-oriented
               net assets, plus borrowings for           stocks of non-U.S. companies.
               investment purposes, in equity
               securities of companies in the MSCI       The growth portion of the Portfolio
               EAFE Index. The Portfolio is              invests primarily in a diversified
               constructed to have aggregate             portfolio of equity securities selected
               investment characteristics similar to     principally to permit participation in
               those of the MSCI EAFE Index.             non-U.S. companies or foreign
               The Portfolio invests in a statistically  governmental enterprises that Alliance
               selected sample of the securities of      believes has prospects for growth. This
               companies included in the MSCI            portion of the Portfolio may invest
               EAFE Index, although not all              anywhere in the world (including
               companies within a country will be        developing countries or "emerging
               represented in the Portfolio at the       markets"), although it will not generally
               same time.                                invest in the United States.

               The Portfolio may invest to a lesser      The value portion of the Portfolio
               extent in short-term debt securities      invests primarily in equity securities of
               and money market instruments to           issuers in countries that comprise the
               meet redemption requests or to            MSCI EAFE Index (i.e., Europe,
               facilitate investment in the securities   Australia and the Far East) and
               of the MSCI EAFE Index.                   Canada. The Adviser uses a
                                                         value-oriented approach to stock
               Securities index futures contracts        selection in that it invests in stocks with
               and related options, warrants and         low price-to-earnings ratios, low
               convertible securities may be used        price-to-book ratios and high dividend
               for a number of reasons, including:       yields. The value portion of the
               to simulate full investment in the        Portfolio is diversified among many
               MSCI EAFE Index while retaining a         foreign countries, but not necessarily in
               cash balance for Portfolio                the proportion that the countries are
               management purposes; to facilitate        represented in the MSCI EAFE Index.
               trading; to reduce transaction costs;
               or to seek higher investment returns      The Portfolio intends to have business
               when a futures contract, option,          activities in not less than three different
               warrant or convertible security is        countries represented in the Portfolio.
               priced more attractively than the
               underlying equity security or MSCI        The Portfolio may invest in any type of
               EAFE Index.                               investment grade, fixed income security
                                                         including, but not limited to, preferred
                                                         stock, convertible securities, bonds,
                                                         notes and other evidences of
                                                         indebtedness of foreign issuers,
                                                         including obligations of foreign
                                                         governments. Although no particular
                                                         proportion of stocks, bonds or other
                                                         securities is required to be maintained,
                                                         the Portfolio intends under normal
                                                         market conditions to invest primarily in
                                                         equity securities.
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
                  INTERNATIONAL INDEX PORTFOLIO         ALLIANCE INTERNATIONAL PORTFOLIO
-------------------------------------------------------------------------------------------------------
                                                   The Portfolio may also make use of
                                                   various other investment strategies,
                                                   including the purchase and sale of
                                                   shares of other mutual funds investing
                                                   in foreign securities. The Portfolio may
                                                   also use derivatives, including writing
                                                   covered call and put options and
                                                   purchasing call and put options on
                                                   individual equity securities, securities
                                                   indexes and foreign currencies. The
                                                   Portfolio may also purchase and sell
                                                   stock index, foreign currency and
                                                   interest rate futures contracts and
                                                   options on such contracts, as well as
                                                   forward foreign currency exchange
                                                   contracts.

                                                   For temporary defensive purposes,
                                                   when market or financial conditions
                                                   warrant, the Portfolio may at times
                                                   invest substantially all of its assets in
                                                   securities issued by a single major
                                                   developed country (e.g., the U.S.) or in
                                                   cash or cash equivalents, including
                                                   money market instruments issued by
                                                   that country. In addition, the Portfolio
                                                   may establish and maintain temporary
                                                   cash balances in U.S. and foreign
                                                   short-tem high-grade money market
                                                   instruments for defensive purposes or to
                                                   take advantage of buying opportunities.
                                                   Such investments could result in the
                                                   Portfolio not achieving its investment
                                                   objective.
-------------------------------------------------------------------------------------------------------
 Investment    Equitable                           Equitable
  Manager
-------------------------------------------------------------------------------------------------------
 Investment    Alliance Capital Management, L.P.   Alliance Capital Management, L.P.
  Adviser
-------------------------------------------------------------------------------------------------------
 Portfolio     Portfolio management team           Portfolio management team
  Manager(s)

                               OPERATING EXPENSES

     MANAGEMENT FEE. The Trust pays Equitable a fee based on each Portfolio's average daily net assets. Equitable is responsible for fees paid to each Portfolio's investment adviser, Alliance Capital Management, L.P. ("Alliance" or the "Adviser"). Effective January 2, 2003, Alliance became the investment adviser to the International Index Portfolio pursuant to an Interim Advisory Agreement between Equitable and Alliance. Prior to that date, Deutsche Asset Management, Inc. served as investment adviser to the International Index Portfolio. The table below sets forth the contractual investment management fees payable to Equitable from each Portfolio under the current Investment Management Agreement at the stated annual rates (expressed as a percentage of the average daily net assets of each Portfolio):




                              INTERNATIONAL      ALLIANCE INTERNATIONAL
                             INDEX PORTFOLIO           PORTFOLIO*
-----------------------------------------------------------------------
First $1 billion.........          0.350%                 0.750%
-----------------------------------------------------------------------
Next $1 billion..........          0.350%                 0.700%
-----------------------------------------------------------------------
Next $3 billion..........          0.350%                 0.675%
-----------------------------------------------------------------------
Next $5 billion..........          0.350%                 0.650%
-----------------------------------------------------------------------
Thereafter ..............          0.350%                 0.625%
-----------------------------------------------------------------------

* Prior to November 22, 2002, the management fee for the Alliance International Portfolio was as follows: 0.850% for the first $1 billion, 0.700% for the next $1 billion, 0.775% for the next $3 billion, 0.750% for the next $5 billion and 0.725% thereafter.



                                 EXPENSE TABLES


     The current fees and expenses of Class IA and Class IB shares of the Acquired Portfolio and the Acquiring Portfolio and the estimated pro forma fees and expenses after giving effect to the proposed Reorganization are shown in the following tables. Expenses for the Portfolios are based on the operating expenses incurred by Class IA and Class IB shares of the Portfolios for the year ended December 31, 2002. Pro forma fees and expenses show estimated fees of Class IA and Class IB shares of the Acquiring Portfolio assuming that the Reorganization had been in effect for the year ended December 31, 2002.


     The examples are intended to help you compare the cost of investing in each of the Portfolios. The examples assume that you invest $10,000 in each Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment has a 5% return each year and that each Portfolio's operating expenses remain the same. The 5% return is an assumption and is not intended to portray past or future investment results. Based on the above assumptions, you would pay the following expenses if you redeem your shares at the end of each period shown. Your actual costs may be higher or lower.


     The tables below do not reflect any insurance or separate account fees and expenses, which are imposed under the Contracts. If such fees and expenses were reflected, the total expenses would be higher.

             INTERNATIONAL INDEX/ALLIANCE INTERNATIONAL PORTFOLIOS
                      ANNUAL PORTFOLIO OPERATING EXPENSES
              (expenses that are deducted from Portfolio assets,
           shown as a ratio of expenses to average daily net assets)




                                                                                      AFTER THE
                                                                                  REORGANIZATION --
                                                                                      ALLIANCE
                                                                                    INTERNATIONAL
                                                                                      PORTFOLIO
                                    INTERNATIONAL              ALLIANCE               INCLUDING
                                        INDEX               INTERNATIONAL           INTERNATIONAL
                                      PORTFOLIO               PORTFOLIO            INDEX PORTFOLIO
                                ----------------------  ----------------------  ---------------------
                                 CLASS IA    CLASS IB    CLASS IA    CLASS IB    CLASS IA    CLASS IB
                                ----------  ----------  ----------  ----------  ----------  ---------
Management Fees ..............      0.35%       0.35%       0.82%       0.82%       0.75%      0.75%
12b-1 Fees ...................        --        0.25%         --        0.25%         --       0.25%
Other Expenses ...............      0.32%       0.32%       0.24%       0.24%       0.14%      0.14%
Total Annual Fund
  Operating Expenses .........      0.67%       0.92%       1.06%       1.31%       0.89%      1.14%
Less Waiver/Expense
  Reimbursement(1) ...........        --          --        0.04%       0.04%         --         --
Net Expenses .................      0.67%       0.92%       1.02%       1.27%       0.89%      1.14%

-------------
(1) In the interest of limiting expenses of the International Index Portfolio and Alliance International Portfolio, Equitable has entered into a voluntary Expense Limitation Agreement with the Trust with respect to the Portfolios. Under the Expense Limitation Agreement, Equitable has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses for Class IA and Class IB shares of the International Index Portfolio and Alliance International Portfolio (excluding amounts payable pursuant to a Rule 12b-1 plan with respect to Class IB shares of International Index Portfolio and Alliance International Portfolio) are limited to 0.85% of the Portfolios' average daily net assets. The term of the current Expense Limitation Agreement expires on [April 30, 2003].


                          EXAMPLE OF FUND EXPENSES(1)



                                                               1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                              --------  ---------  ---------  ---------
INTERNATIONAL INDEX PORTFOLIO -- Class IA ..................    $ 68       $214       $373     $  835
INTERNATIONAL INDEX PORTFOLIO -- Class IB ..................    $ 94       $293       $509     $1,131
ALLIANCE INTERNATIONAL PORTFOLIO -- Class IA ...............    $104       $325       $563     $1,248
ALLIANCE INTERNATIONAL PORTFOLIO -- Class IB ...............    $129       $403       $697     $1,534
AFTER THE REORGANIZATION:
  THE PORTFOLIOS COMBINED -- Class IA (Pro Forma) ..........    $ 91       $284       $493     $1,096
AFTER THE REORGANIZATION:
  THE PORTFOLIOS COMBINED -- Class IB (Pro Forma) ..........    $116       $382       $628     $1,386

-------------
(1) In the interest of limiting expenses of the International Index Portfolio and Alliance International Portfolio, Equitable has entered into a voluntary Expense Limitation Agreement with the Trust with respect to the Portfolios. Under the Expense Limitation Agreement, Equitable has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses for Class IA and Class IB shares of the International Index Portfolio and Alliance International Portfolio (excluding amounts payable pursuant to a Rule 12b-1 plan with respect to Class IB shares of International Index Portfolio and Alliance International Portfolio) are limited to 0.85% of the Portfolios' average daily net assets. The term of the current Expense Limitation Agreement expires on [April 30, 2003].


                           COMPARISON OF PERFORMANCE


INTERNATIONAL INDEX PORTFOLIO

     The following information gives some indication of the risks of an investment in the International Index Portfolio by showing changes in the Portfolio's performance from year to year and by comparing the Portfolio's performance with a broad measure of market performance. Both the bar chart and table below assume reinvestment of dividends and distributions and include the effect of expense limitations that were in place during the periods shown. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results. Past performance is not an indication of future performance.


              CALENDAR YEAR ANNUAL TOTAL RETURN (CLASS IB SHARES)

     The following bar chart illustrates the annual total returns for Class IB shares of the International Index Portfolio for the last five calendar years. The inception date for the fund is January 1, 1998.

                       1998 .................   20.07%
                       1999 .................   27.50%
                       2000 .................  -17.63%
                       2001 .................  -25.47%
                       2002 .................  -17.87%

--------------------------------------------------------------------------------
 Best quarter (% and time period)   Worst quarter (% and time period)
 20.43% (4th Quarter 1998)          (20.33)% (3rd Quarter 2002)
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2002

     The table below shows how the average annual total returns for Class IB shares of the International Index Portfolio for the one-year, five-year and since-inception periods compare to those of a broad-based index. The table does not show average annual returns for Class IA shares of the International Index Portfolio because that class of shares has not completed a full calendar year of operations. Returns for Class IA shares of the International Index Portfolio will vary.


                                                                 SINCE
                                    1 YEAR       5 YEARS     INCEPTION (1)
                                -------------   ---------   --------------
Class IB ....................        -17.87%      n/a             -5.05%
MSCI EAFE Index (2) .........        -15.94%      n/a             -2.89%

-------------
(1)   The inception date for International Index Portfolio is January 1, 1998.

(2) The Morgan Stanley Capital International EAFE Index ("MSCI EAFE Index") is a market capitalization weighted equity index composed of a sample of companies representative of the market structure of Europe, Australasia and the Far East. MSCI EAFE Index returns assume dividends reinvested net of withholding taxes and do not reflect any fees or expenses. The index returns do not reflect any deductions for expenses, brokerage commissions, sales charges or taxes. The index is unmanaged and cannot be invested in directly.


ALLIANCE INTERNATIONAL PORTFOLIO

     Management's Discussion and Analysis of the Alliance International Portfolio's performance during the fiscal year ended December 31, 2002 is included in the Statement of Additional Information to this proxy statement/prospectus.

     The following information gives some indication of the risks of an investment in the Alliance International Portfolio by showing changes in the Portfolio's performance from year to year and by comparing the Portfolio's performance with a broad measure of market performance. Both the bar chart and table below assume reinvestment of dividends and distributions and include the effect of expense limitations that were in place during the periods shown. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results. Past performance is not an indication of future performance.

     The Portfolio's performance shown below is principally the performance of its predecessor registered investment company (HRT/Alliance International Portfolio) managed by the Adviser using the same investment objective and strategy as the Portfolio. For these purposes, the Portfolio is considered to be the successor entity to the HRT/Alliance International Portfolio whose inception date is April 3, 1995. The assets of the predecessor were transferred to the Portfolio on October 18, 1999. Following that transfer, the performance shown (for the periods commencing on or after October 19, 1999) is that of the Portfolio. For these purposes, the performance results of the Portfolio and its predecessor have been linked.

CALENDAR YEAR ANNUAL TOTAL RETURN (CLASS IB SHARES)(1)

     The following bar chart illustrates the annual total returns for Class IB shares of the Alliance International Portfolio for the last seven calendar years. The inception date for the Portfolio is April 3, 1995.

                        1996 .........    9.6%
                        1997 .........   -3.2%
                        1998 .........   10.3%
                        1999 .........  36.90%
                        2000 ......... -22.86%
                        2001 ......... -23.23%
                        2002 ......... -10.20%

--------------------------------------------------------------------------------
 Best quarter (% and time period)   Worst quarter (% and time period)
 25.32% (4th Quarter 1999)          (20.49)% (3rd Quarter 2002)
--------------------------------------------------------------------------------

-------------
(1) For periods prior to the inception of Class IB shares (May 1, 1997), performance information shown is the performance of Class IA shares adjusted to reflect the 12b-1 fees paid by Class IB shares.


AVERAGE ANNUAL TOTAL RETURNS(1) FOR THE PERIODS ENDED DECEMBER 31, 2002

     The table below shows how the average annual total returns for Class IA and Class IB shares of the Alliance International Portfolio for the one-year, five-year and since-inception periods compare to those of a broad-based index.




                                                                  SINCE
                                  1 YEAR         5 YEARS      INCEPTION (2)
                               ------------   ------------   --------------
Class IA ...................        -9.84%         -3.99%          -0.45%
Class IB ...................       -10.20%         -4.30%          -0.75%
MSCI EAFE Index(3) .........       -15.94%         -2.89%           0.22%

-------------
(1) For periods prior to the inception of Class IB shares (May 1, 1997), performance information shown is the performance of Class IA shares adjusted to reflect the 12b-1 fees paid by Class IB shares.

(2)   The inception date for Alliance International Portfolio is April 3, 1995.

(3) The MSCI EAFE Index is a market capitalization weighted equity index composed of a sample of companies representative of the market structure of Europe, Australasia and the Far East. MSCI EAFE Index returns assume dividends reinvested net of withholding taxes and do not reflect any fees or expenses. The index returns do not reflect any deductions for expenses, brokerage commissions, sales charges or taxes. The index is unmanaged and cannot be invested in directly.

                    COMPARISON OF DISTRIBUTION POLICIES AND
                  PURCHASE, EXCHANGE AND REDEMPTION PROCEDURES

     Each of the Portfolios have the same Distribution Procedures, Purchase Procedures, Exchange Rights and Redemption Procedures as discussed in the Additional Information About Equitable and the Advisers section below.

     The Acquired Portfolio and the Acquiring Portfolio have the same procedures for purchasing shares. Each of the Portfolios offers its shares to the separate accounts of life insurance companies ("Accounts"). Shares of each of the Portfolios are offered and redeemed at their net asset value without any sales load.


                TAX CONSEQUENCES OF THE PROPOSED REORGANIZATION

     As a condition to the consummation of the Reorganization, the Trust will receive an opinion from Kirkpatrick & Lockhart LLP to the effect that no gain or loss will be recognized by the Acquired Portfolio, the Acquiring Portfolio or the Shareholder as a result of the Reorganization (although the Acquired Portfolio may recognize net gain on the sale of its assets that may not be accepted by the Acquiring Portfolio, which gain would have to be distributed to the Shareholder at the time of or immediately before the Reorganization). The holding period and tax basis of the Acquiring Portfolio's shares received by the Shareholder pursuant to a Reorganization will include the holding period, and will be the same as the tax basis, of the Acquired Portfolio's shares the Shareholder holds immediately prior to the Reorganization (provided the Shareholder holds the shares as a capital asset on the date of the Reorganization). Also, the Acquiring Portfolio's holding period and tax basis of the assets the Acquired Portfolio transfers to it will include the Acquired Portfolio's holding period, and will be the same as the Acquiring Portfolio's tax basis, of those assets immediately prior to the Reorganization. The Trust believes that there will be no adverse tax consequences to the Contractowners as a result of the Reorganization.

     Please see the "Federal Income Tax Consequences of the Proposed Reorganization" section below for further information.


                     COMPARISON OF PRINCIPAL RISK FACTORS

     Risk is the chance that you will lose money on your investment or that it will not earn as much as you expect. In general, the greater the risk, the more money your investment can earn for you and the more money you can lose. Like other investment companies, the value of each Portfolio's shares may be affected by the Portfolio's investment objective(s), principal investment strategies and particular risk factors. Many of the risks of an investment in the Acquiring Portfolio are the same as or similar to the risks of an investment in the Acquired Portfolio. The principal risks of investing in the Portfolios are discussed below. However, other factors may also affect each Portfolio's net asset value.

     There is no guarantee that a Portfolio will achieve its investment objective or that it will not lose principal value.

     Each Portfolio invests in common stocks, therefore, the performance of the Portfolio may go up or down depending on general market conditions. In this summary, we describe the principal risks that may affect the Portfolios. Additional information and more detailed descriptions of the risks that may affect the Acquiring Portfolio and each Acquired Portfolio can be found in the Trust's Prospectus and SAI.


                     CHART OF PRINCIPAL RISKS BY PORTFOLIO

     The following chart summarizes the principal risks of the Acquiring Portfolio and the Acquired Portfolio. Risks not marked for a particular Portfolio may, however, still apply to some extent to that Portfolio at various times. Each Risk is explained in more detail in the discussion following the chart.




                                   FOREIGN    INDEX     GROWTH      VALUE     EMERGING
                        EQUITY   SECURITIES    FUND   INVESTING   INVESTING    MARKET   LIQUIDITY   DERIVATIVES
       PORTFOLIO         RISK       RISK       RISK      RISK        RISK       RISK       RISK        RISK
---------------------- -------- ------------ ------- ----------- ----------- --------- ----------- ------------
International Index
  Portfolio ..........    X           X          X                                          X            X
Alliance International
  Portfolio ..........    X           X                    X           X         X                       X

     EQUITY RISK: Stocks and other equity securities generally fluctuate in value more than bonds and may decline in value over short or over extended periods, regardless of the success or failure of a company's operations.

     FOREIGN SECURITIES RISK: A Portfolio's investments in foreign securities, including depositary receipts, involve risks not associated with investing in U.S. securities and can affect a Portfolio's performance. Foreign markets, particularly emerging markets, may be less liquid, more volatile and subject to less government supervision than domestic markets. There may be difficulties enforcing contractual obligations, and it may take more time for trades to clear and settle. The specific risks of investing in foreign securities, among others, include Currency Risk, Emerging Market Risk, Geographic Risk, Political/ Economic Risk, Regulatory Risk and Transaction Costs Risk. For further discussion of these risks, please see the Trust's Prospectus dated May 1, 2002.

     INDEX FUND RISK: The International Index Portfolio is not actively managed (which involves buying and selling of securities based upon economic, financial and market analysis and investment judgment). Rather, the Portfolio utilizes a "passive" or "indexing" investment approach and attempt to duplicate the investment performance of the particular index the Portfolio is tracking (i.e., S&P 500, Russell 2000 or MSCI EAFE) through statistical procedures. Therefore, the Portfolio will invest in the securities included in the relevant index or substantially identical securities regardless of market trends. The Portfolio cannot modify its investment strategies to respond to changes in the economy, which means it may be particularly susceptible to a general decline in the U.S. or global stock market segment relating to the relevant index.

     GROWTH INVESTING RISK: Growth investing generally focuses on companies that, due to their strong earnings and revenue potential, offer above-average prospects for capital growth, with less emphasis on dividend income. Earnings predictability and confidence in earnings forecasts are an important part of the selection process. As a result, the price of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. In using this approach, the Adviser generally seeks out companies experiencing some or all of the following: high sales growth, high unit growth, high or improving returns on assets and equity, and a strong balance sheet. The Adviser also prefers companies with a competitive advantage such as unique management, marketing or research and development. Growth investing is also subject to the risk that the stock price of one or more companies will fall or will fail to appreciate as anticipated by the Adviser, regardless of movements in the securities market.

     VALUE INVESTING RISK: Value investing attempts to identify strong companies selling at a discount from their perceived true worth. In using this approach, the Adviser generally selects stocks at prices, in its view, that are temporarily low relative to the company's earnings, assets, cash flow and dividends. Value investing is subject to the risk that the stocks' intrinsic value may never be fully recognized or realized by the market, or their prices may go down. In addition, there is the risk that a stock judged to be undervalued may actually be appropriately priced. Value investing generally emphasizes companies that, considering their assets and earnings history, are attractively priced and may provide dividend income.

     EMERGING MARKET RISK: There are greater risks involved in investing in emerging market countries and/or their securities markets. Generally, economic structures in these countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging markets countries may be affected by national policies that restrict foreign investment in certain issuers or industries. The small size of their securities markets and low trading volumes can make investments illiquid and more volatile than investments in developed countries and such securities may be subject to abrupt and severe price declines. As a result, a Portfolio investing in emerging market countries may be required to establish special custody or other arrangements before investing.

     LIQUIDITY RISK: Certain securities held by the International Index Portfolio may be difficult (or impossible) to sell at the time and at the price the seller would like. The International Index Portfolio may have to hold these securities longer than it would like and may forego other investment opportunities. There is the possibility that the Portfolio may lose money or be prevented from earning capital gains if it cannot sell a security at the time and price that is most beneficial to the Portfolio.

     DERIVATIVES RISK: Derivatives are financial contracts whose value is based on the value of an underlying asset, reference rate or index. A Portfolio's investment in derivatives may rise or fall more rapidly than other investments. These transactions are subject to changes in the underlying security on which such transactions are based. Even a small investment in derivative securities can have a significant impact on a Portfolio's exposure to stock market values, interest rates or currency exchange rates. Derivatives are subject to a number of risks such as liquidity risk, interest rate risk, market risk, credit risk and portfolio management risk depending on the type of underlying asset, reference rate or index. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of a derivative may not correlate well with the underlying asset, rate or index. These types of transactions will be used primarily as a substitute for taking a position in the underlying asset and/or for hedging purposes. When a derivative security is used as a hedge against an offsetting position that a Portfolio also holds, any loss generated by the derivative security should be substantially offset by gains on the hedged instrument, and vice versa. To the extent that a Portfolio uses a derivative security for purposes other than as a hedge, that Portfolio is directly exposed to the risks of that derivative security and any loss generated by the derivative security will not be offset by a gain.


                      INFORMATION ABOUT THE REORGANIZATION

                        TERMS OF THE REORGANIZATION PLAN

     The following summary of the Reorganization Plan is qualified in its entirety by reference to the Reorganization Plan attached to this Prospectus/ Proxy Statement as Appendix A. The Reorganization Plan provides that the Acquiring Portfolio will acquire all of the assets of the Acquired Portfolio in exchange solely for shares of the Acquiring Portfolio and its assumption of the Acquired Portfolio's liabilities. Subject to the satisfaction of the conditions described below, the Reorganization will take place at the close of business on April 25, 2003 ("Merger Date"), or later date determined by the Trust. The net asset value per Class IA and Class IB share of the Acquiring Portfolio will be determined by dividing the Acquiring Portfolio's assets, less liabilities allocated to such class, by the total number of its outstanding Class IA or Class IB shares, as appropriate. Portfolio assets will be valued in accordance with the valuation practices of the Acquired Portfolio and Acquiring Portfolio. See "How Assets are Valued" in the Trust's Prospectus.

     The number of full and fractional Class IA or Class IB shares of the Acquiring Portfolio received with respect to a Contractowner whose Contract values are invested in shares of the Acquired Portfolio will be equal in value to the value of the Acquired Portfolio shares as of the close of regularly scheduled trading on the NYSE on the Merger Date. As promptly as practicable after the Merger Date, the Acquired Portfolio will terminate and distribute to the Shareholder the corresponding class of Acquiring Portfolio Shares received by the Acquired Portfolio in the Reorganization. After such distribution, the Trust shall take all necessary steps under Delaware law, the Amended and Restated Agreement and Declaration of Trust and any other applicable law to effect a complete dissolution of the Acquired Portfolio.

     The Board has determined, with respect to the Portfolio, that the interests of Contractowners whose Contract values are invested in Class IA or Class IB shares of the Portfolio will not be diluted as a result of the Reorganization and that participation in the Reorganization is in the best interests of the Portfolio and those Contractowners.

     As each Portfolio is a separate series of the Trust, which is a Delaware statutory trust registered as an open-end management investment company and is subject to the same governing documents, there are no differences between the governing documents or laws applicable to the Acquiring Portfolio and the Acquired Portfolio. The Trust is governed by a Board of Trustees.

     The Reorganization Plan may be terminated and the Reorganization provided for therein may be abandoned at any time prior to the consummation of the Reorganization, before or after approval by the Shareholder of the Acquired Portfolio, if circumstances develop that, in the Board's opinion, make proceeding with the Reorganization inadvisable. The Reorganization Plan provides that the Trust may waive compliance with any of the covenants or conditions made therein for the benefit of either Portfolio, other than the requirements that (i) the Reorganization Plan be approved by the Shareholder of the Acquired Portfolio and (ii) the Trust receive the opinion of its counsel that the Reorganization contemplated by that Plan will constitute a tax-free reorganization for federal income tax purposes.

     The expenses of the Reorganization, including the cost of a proxy soliciting agent that has been retained, will be borne by the Trust and allocated to the Acquired Portfolio and Acquiring Portfolio pro rata based on each Portfolio's net assets. The cost of the proxy has been estimated at [$100,000]. Approval of the Reorganization Plan will require a majority of the shares of the Acquired Portfolio voted at the Special Meeting. If the Reorganization Plan is not approved by the Shareholders of the Acquired Portfolio or is not consummated for any other reason, the Board will consider other possible courses of action. Please see the Voting Information section below for more information.


                   DESCRIPTION OF THE SECURITIES TO BE ISSUED

     The Shareholder of the Acquired Portfolio will receive shares of the Acquiring Portfolio in accordance with the procedures provided for in the Reorganization Plan as described above. Each such share will be fully paid and nonassessable when issued and will have no preemptive or conversion rights.

     The Trust has an unlimited number of authorized shares of beneficial interest, par value $0.01 per share. These authorized shares may be divided into series and classes thereof. The Amended and Restated Agreement and Declaration of Trust authorizes the Board to issue shares in different series. In addition, the Amended and Restated Agreement and Declaration of Trust authorizes the Board to create new series and to name the rights and preferences of the shareholders of each of the series. The Board does not need additional shareholder action to divide the shares into separate series or classes or to name the shareholders' rights and preferences. The Acquired Portfolio and the Acquiring Portfolio are each series of the Trust. Currently, the Trust offers two classes of shares, Class IA and Class IB shares, which differ only in that Class IB shares are subject to a distribution plan adopted and administered pursuant to Rule 12b-1 under the 1940 Act ("Class IB Distribution Plan"). The Class IB Distribution Plan provides that the Trust, on behalf of each Portfolio, may pay annually up to 0.50% of the average daily net assets of a Portfolio attributable to its Class IB shares in respect of activities primarily intended to result in the sale of Class IB shares. However, under the Trust's distribution agreements with respect to the Class IB shares ("Distribution Agreements"), payments to the Distributors for activities pursuant to the Class IB Distribution Plan are limited to payments at an annual rate equal to 0.25% of average daily net assets of a Portfolio attributable to its Class IB shares.


                         REASONS FOR THE REORGANIZATION

     The principal purpose of the Reorganization is to provide a means by which the Contractowners whose Contract values are invested in the Acquired Portfolio, in combination with the Acquiring Portfolio, can pursue similar strategies and policies in the context of a larger fund with potentially greater economies of scale.

     Equitable is proposing that the International Index Portfolio be converted from a passively managed portfolio to an actively managed portfolio. Equitable considered converting the International Index Portfolio to an actively managed portfolio because of the sale of the index asset management business of Deutsche Asset Management, Inc., the International Index Portfolio's previous adviser, to The Northern Trust Investments, Inc. ("Northern Trust"), an affiliate of The Northern Trust Company and the impact the retention of Northern Trust would have had on the independence of one of the members of the Board, as well as unavailability of potential non-affiliated advisers to become the new adviser to the International Index Portfolio. A primary factor Equitable considered in making the recommendation to convert the International Index Portfolio to an actively managed portfolio is the relative lack of interest on the part of Contractowners in allocating their investments to passively managed investment options in the international asset category. As a result, after about five years, the International Index Portfolio's assets are less than $100 million. The International Index Portfolio has been unable to attract and retain a reasonable level of assets and has not achieved the growth in assets that was originally anticipated. Equitable believes that the International Index Portfolio and its Contractowners will benefit from combination with a larger Portfolio that is actively managed and has many of the attributes Contractowners sought when they selected the Acquired Portfolio as an investment. The Manager believes that the Alliance International Portfolio's broader investment mandate would be attractive to Contractowners and potential investors of International Index Portfolio, which could lead to an increase in assets.

     In determining whether to approve the Reorganization Plan and recommend its approval to the Contractowners, the Board (including all of the disinterested trustees ("Independent Trustees") (with the advice and assistance of independent legal counsel)), made an inquiry into a number of matters and considered the following factors, among others: (1) any fees or expenses that will be borne directly or indirectly by the International Index Portfolio in connection with the Reorganization; (2) any effect of the Reorganization on annual Portfolio operating expenses and Contractowner fees and services; (3) any change in the International Index Portfolio's investment objectives, restrictions and policies that will result in the Reorganization; (4) any direct or indirect federal income tax consequences of the Reorganization to Contractowners; (5) the effects to the International Index Portfolio of operating as larger asset pools; (6) the historical performance of the International Index Portfolio and Alliance International Portfolio; (7) Equitable's belief that the International Index Portfolio was likely to remain relatively small and encounter continuing difficulties in attracting assets;
(8) the investment experience, expertise, resources and comparative past performance of the Adviser to the Portfolios; (9) the terms and conditions of the Reorganization Plan and whether the Reorganization would result in dilution of Contractowner interests; and (10) possible alternatives to the Reorganization.

     The Board noted first the compatibility of the Portfolios' respective strategies and policies. The Acquiring Portfolio's blended style, with a value portion and a growth portion, approximates the style neutral approach of the Acquired Portfolio. Second, the Board considered that, for the past three years, the Acquired Portfolio's performance has been worse than the Acquiring Portfolio's performance and that the Reorganization offered Acquired Fund's Contractowners a chance to achieve better performance. While there can be no guarantee of future performance, the Board was more impressed by the Acquiring Portfolio's prospects for achieving better performance. Third, the Board noted that the overall expenses of the Alliance International Portfolio are higher than the International Index Portfolio's overall expenses. The difference in the Portfolios' respective fee structures is largely, if not wholly, attributable to the International Index Fund's passive management versus the Alliance International Portfolio's active management. Equitable believes that the Alliance International Portfolio's expenses are reasonable for an actively managed portfolio. Equitable provided, and the Board reviewed, information showing the annualized operating expenses of the Class IB shares of the International Index Portfolio, and the pro forma annualized operating expenses of the Alliance International Portfolio (if the proposed Reorganization were approved and effective).

     The Board considered that Alliance is an affiliate of the Manager and will receive the advisory fee on the International Index Portfolio assets being merged into the Alliance International Portfolio. The Board specifically considered that the management fee charged by Equitable for the Alliance International Portfolio is higher by approximately .40% annually. The Board noted that the fee paid to Alliance for its active management is well within industry norms and that the Alliance International Portfolio's management fee is comparable to or lower than the management fees of the other actively managed international portfolios in the Trust.

     In reaching the decision to recommend approval of each Reorganization Plan, the Board concluded that the participation of the Acquired Portfolio and the Acquiring Portfolio in the Reorganization is in the best interests of both the Acquired Portfolio and Acquiring Portfolio, as well as the best interests of those Contractowners with amounts allocated to the Acquired Portfolio, and that the interests of those Contractowners will not be diluted as a result of this transaction. The Board's conclusion was based on a number of factors, including the following:

     o The Reorganization will permit the Contractowners whose contract values are invested in the Acquired Portfolio to pursue similar investment strategies and policies in the context of a larger fund immediately following consummation of the Reorganization. It is anticipated that the Acquiring Portfolio will more likely experience asset growth and more stable cashflow in the future than would have been the case for the Acquired Portfolio. This should enhance the ability of the Adviser to manage the Acquiring Portfolio with greater investment flexibility.

     o The Reorganization will not have adverse tax results to Contractowners.

The Trustees, including the Independent Trustees, voted unanimously to approve the Reorganization and to recommend that the Contractowners whose Contract values are invested in each Acquired Portfolio also approve their respective Reorganization.


         FEDERAL INCOME TAX CONSEQUENCES OF THE PROPOSED REORGANIZATION

     The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization under section 368(a) of the Internal Revenue Code, as amended (the "Code").

     As a condition to the consummation of the Reorganization, the Trust will receive an opinion from Kirkpatrick & Lockhart LLP to the effect that, based on the facts and assumptions stated therein as well as certain representations of the Trust, for federal income tax purposes, with respect to the Reorganization:
(1) the Reorganization will qualify as a "reorganization" (within the meaning of section 368(a)(1) of the Code), and the Acquired Portfolio and the Acquiring Portfolio participating therein will be a "party to a reorganization" (within the meaning of section 368(b) of the Code); (2) neither the Acquired Portfolio nor the Acquiring Portfolio will recognize gain or loss on the transfer of all of the assets of the Acquired Portfolio to the Acquiring Portfolio in exchange solely for Class IA or Class IB shares of the Acquiring Portfolio and its assumption of the Acquired Portfolio's liabilities or on the distribution of those shares to the Shareholder in exchange for all its Acquired Portfolio shares; (3) the Shareholder will not recognize any gain or loss on the exchange of the Shareholder's Acquired Portfolio shares for those Acquiring Portfolio shares; (4) the holding period and tax basis of the Acquiring Portfolio's shares received by the Shareholder pursuant to the Reorganization will include the holding period, and will be the same as the tax basis, of the Acquired Portfolio's shares the Shareholder holds immediately prior to the Reorganization (provided the Shareholder holds the shares as a capital asset on the date of the Reorganization); and (5) the Acquiring Portfolio's holding period and tax basis of the assets that Acquired Portfolio transfers to it will include the Acquired Portfolio's holding period, and will be the same as the Acquiring Portfolio's tax basis, of those assets immediately prior to the Reorganization. Notwithstanding clauses (2) and (5), such opinion may state that no opinion is expressed as to the effect of the Reorganization on the participating Portfolios or the Shareholder with respect to any asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.

     The foregoing description of the federal income tax consequences of the Reorganization does not take into account the particular circumstances of any Contractowner. If the Reorganization fails to meet the requirements of section 368(a), the Shareholder could recognize a gain or loss on the transaction. Contractowners are therefore urged to consult their tax advisers as to the specific consequences to them of the Reorganization, including the applicability and effect of state, local, foreign and other taxes.


    RIGHTS OF SHAREHOLDERS OF THE ACQUIRED PORTFOLIO AND ACQUIRING PORTFOLIO

     There are no differences between the rights of the Shareholders as a holder of the Acquired Portfolios and the rights of the Shareholders as a holder of the Acquiring Portfolio. As each Portfolio is a separate series of the Trust, which is a Delaware statutory trust registered as an open-end management investment company and is subject to the same governing documents, there are no differences between the governing documents or laws applicable to the Acquiring Portfolio and the Acquired Portfolio. You should refer to the Trust's Prospectus and SAI dated May 1, 2002 for further information.


                                 CAPITALIZATION

     The following table shows the capitalization of the Acquired Portfolio and the Acquiring Portfolio as of December 31, 2002, and of the Acquiring Portfolio on a pro forma combined basis as of that date, giving effect to the proposed acquisition by the Acquiring Portfolio of the assets and liabilities of the Acquired Portfolio at net asset value.



                                                NET ASSETS         NET ASSET           SHARES
                                              (IN MILLIONS)     VALUE PER SHARE      OUTSTANDING
                                             ---------------   -----------------   --------------
INTERNATIONAL INDEX PORTFOLIO
  Class IA ...............................      $    .004           $ 7.10                 526
  Class IB ...............................      $    78.3           $ 7.10          11,030,554
  Class IA and Class IB combined .........      $    78.3           $ 7.10          11,031,080
ALLIANCE INTERNATIONAL PORTFOLIO
  Class IA ...............................      $   876.9           $ 7.24         121,170,484
  Class IB ...............................      $   205.5           $ 7.13          28,802,103
  Class IA and Class IB combined .........      $ 1,082.4           $ 7.22         149,972,587
PRO FORMA -- ALLIANCE INTERNATIONAL
  PORTFOLIO INCLUDING INTERNATIONAL
  INDEX PORTFOLIO
  Class IA ...............................      $   876.9           $ 7.24         121,171,000
  Class IB ...............................      $   283.8           $ 7.13          39,782,830
  Class IA and Class IB combined .........      $ 1,160.7           $ 7.22         160,953,830

                   ADDITIONAL INFORMATION ABOUT EQUITABLE AND
                                 THE PORTFOLIOS

                  INFORMATION ABOUT EQUITABLE AND THE ADVISER

     AXA FUNDS MANAGEMENT GROUP ("AXA FMG" or the "Manager"), a unit of Equitable, 1290 Avenue of the Americas, New York, New York 10104, currently serves as the Manager of the Trust. Equitable is a wholly owned subsidiary of AXA Financial, Inc., a subsidiary of AXA, a French insurance holding company.

     As Manager, AXA FMG has a variety of responsibilities for the general management and administration of the Trust and the Portfolios, including the selection of Advisers. AXA FMG plays an active role in monitoring each Portfolio and Adviser by using systems to strengthen its evaluation of performance, style, risk levels, diversification and other criteria. AXA FMG also monitors each Adviser's portfolio management team to determine whether its investment activities remain consistent with the Portfolios' investment style and objectives.

     Beyond performance analysis, AXA FMG monitors significant changes that may impact the Adviser's overall business. AXA FMG monitors continuity in the Adviser's operations and changes in investment personnel and senior management. AXA FMG performs annual due diligence reviews with each Adviser.

     In its capacity as Manager, AXA FMG has access to detailed, comprehensive information concerning Portfolio and Adviser performance and Portfolio operations. A team is responsible for conducting ongoing investment reviews with each Adviser and for developing the criteria by which Portfolio performance is measured.

     AXA FMG selects Advisers from a pool of candidates, including its affiliates, to manage the Portfolios. AXA FMG may add to, dismiss or substitute for the Advisers responsible for managing a Portfolio's assets subject to the approval of the Trust's Board of Trustees. AXA FMG also has discretion to allocate each Portfolio's assets among the Portfolio's Advisers. AXA FMG recommends Advisers for each Portfolio to the Trust's Board of Trustees based upon its continuing quantitative and qualitative evaluation of each Adviser's skills in managing assets pursuant to specific investment styles and strategies. Short-term investment performance, by itself, is not a significant factor in selecting or terminating an Adviser, and AXA FMG does not expect to recommend frequent changes of Advisers. AXA FMG has received an exemptive order from the SEC to permit it and the Trust's Board of Trustees to select and replace Advisers and to amend the advisory agreements between AXA FMG and the Advisers without obtaining shareholder approval. Accordingly, AXA FMG is able, subject to the approval of the Trust's Board of Trustees, to appoint and replace Advisers and to amend advisory agreements without obtaining shareholder approval. In such circumstances, shareholders would receive notice of such action. However, AXA FMG may not enter into an advisory agreement with an "affiliated person" of Equitable (as that term is defined in Section 2(a)(3) of the 1940 Act) ("Affiliated Adviser") unless the advisory agreement with the Affiliated Adviser, including compensation, is also approved by the affected Portfolio's shareholders.

     ALLIANCE CAPITAL MANAGEMENT, L.P. ("Alliance"), 1345 Avenue of the Americas, New York, New York 10105. Alliance, an affiliate of Equitable, has been the Adviser to the Acquiring Portfolio and its predecessor registered investment company since the predecessor commenced operations. Alliance manages investments for investment companies, endowment funds, insurance companies, foreign entities, qualified and non-tax qualified corporate funds, public and private pension and profit-sharing plans, foundations and tax-exempt organizations.

     Investment decisions for the Acquiring Portfolio are made by a team of employees from Alliance, including employees from its Bernstein Investment Research and Management unit ("Bernstein"). This team approach pairs the growth expertise of Alliance with the highly regarded members of its Value Investment Policy Group. Stephen Beinhacker and Jimmy Pang are responsible for the day-to-day management of the growth portion of the Portfolio. Mr. Beinhacker, a Senior Vice President of Alliance Capital, has been associated with Alliance Capital since 1997. Mr. Pang, a Vice President of Alliance Capital, has been associated with Alliance Capital since 1996. The Value Investment Policy Group is comprised of key senior investment professionals of Bernstein and it has been responsible for day-to-day management of the value portion of the Acquiring Portfolio since September 1, 2001.

                      DISTRIBUTION PLAN AND DISTRIBUTIONS

     The Portfolios generally distribute most or all of their net investment income and their net realized gains, if any, annually. Dividends and other distributions are automatically reinvested at net asset value in shares of the Portfolios.

     The Trust offers two classes of shares on behalf of each Portfolio: Class IA shares and Class IB shares. AXA Advisors, LLC ("AXA Advisors") serves as one of the distributors for the Class IA and Class IB shares of the Trust offered by this Prospectus. AXA Distributors, LLC ("AXA Distributors") serves as the other distributor for the Class IA and Class IB shares of the Trust. Both classes of shares are offered and redeemed at their net asset value without any sales load. AXA Advisors and AXA Distributors are affiliates of Equitable. Both AXA Advisors and AXA Distributors are registered as broker-dealers under the 1934 Act and are members of the National Association of Securities Dealers, Inc.

     The Trust has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act for the Trust's Class IB shares. Under the Class IB Distribution Plan, the Class IB shares of the Trust pay each of the distributors an annual fee to compensate them for promoting, selling and servicing shares of the Portfolios. The annual fees equal 0.25% of each Portfolio's average daily net assets. Because these fees are paid out of the Portfolio's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.


                  PURCHASE, EXCHANGE AND REDEMPTION PROCEDURES

     The Acquired Portfolio and the Acquiring Portfolio have the same procedures for purchasing shares. Each of the Portfolios offers its shares to the separate accounts of life insurance companies ("Accounts"). Shares of each of the Portfolios are offered and redeemed at their net asset value without any sales load.

     All redemption requests will be processed and payment with respect thereto will normally be made within seven days after tender. The Portfolios reserve the right to suspend or change the terms of purchasing or selling shares.

     The Trust may suspend the right of redemption for any period during which the New York Stock Exchange is closed (other than a weekend or holiday) or during which trading is restricted by the SEC or the SEC declares that an emergency exists. Redemptions may also be suspended during other periods permitted by the SEC for the protection of the Trust's shareholders. A Portfolio may pay the redemption price in whole or part by a distribution in kind of readily marketable securities in lieu of cash or may take up to seven days to pay a redemption request in order to raise capital, when it is detrimental for a Portfolio to make cash payments as determined in the sole discretion of Equitable.

     These Portfolios are not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy, making programmed transfers, frequent transfers or transfers that are large in relation to the total assets of each of the Portfolios. These kinds of strategies and transfer activities are disruptive to the Portfolios. If the Trust determines that your transfer patterns among the Portfolios are disruptive to the Portfolios, it may, among other things, restrict the availability of personal telephone requests, fax transmissions, automated telephone services, Internet services or any electronic transfer services. The Trust may also refuse to act on transfer instructions of an agent acting under a power of attorney who is acting on behalf of more than one owner.

     The Trust currently considers transfers into and out of (or vice versa) a Portfolio within a five-business day period as potentially disruptive transfer activity. In order to prevent disruptive activity, the Trust monitors the frequency of transfers, including the size of transfers in relation to portfolio assets, in each Portfolio, and it takes appropriate action, which may include the actions described above to restrict availability of voice, fax and automated transaction services, when the Trust considers the activity of owners to be disruptive. The Trust currently gives additional individualized notice, to owners who have engaged in such activity, of its intention to restrict such services. However, the Trust may not continue to give such individualized notice. The Trust may also, in its sole discretion and without further notice, change what it considers disruptive transfer activity, as well as change its procedures to restrict this activity.


                             HOW ASSETS ARE VALUED

     "Net asset value" is the price of one share of a Portfolio without a sales charge, and is calculated each business day using the following formula for each class of shares:


                          TOTAL MARKET VALUE   CASH AND OTHER
     NET ASSET VALUE =       OF SECURITIES   +      ASSETS     -  LIABILITIES
                       ---------------------------------------------------------
                                        NUMBER OF SHARES OUTSTANDING

     The net asset value of Portfolio shares is determined according to this schedule:

     o A share's net asset value is determined as of the close of regular trading on the New York Stock Exchange ("Exchange") on the days the Exchange is open for trading. This is normally 4:00 p.m. Eastern Time.

     o The price for purchasing or redeeming a share will be based upon the net asset value next calculated after an order is placed by an insurance company or qualified retirement plan.

     o A Portfolio heavily invested in foreign securities may have net asset value changes on days when shares cannot be purchased or sold.

    Generally, Portfolio securities are valued as follows:

     o EQUITY SECURITIES -- most recent sales price or, if there is no sale, latest available bid price.

     o DEBT SECURITIES (OTHER THAN SHORT-TERM OBLIGATIONS) -- based upon pricing service valuations.

     o SHORT-TERM OBLIGATIONS -- amortized cost (which approximates market value).

     o SECURITIES TRADED ON FOREIGN EXCHANGES -- most recent sales or bid price on the foreign exchange or market, unless a significant event occurs after the close of that market or exchange that may materially affect its value. In that case, fair value as determined by or under the direction of the Board of Trustees of the Trust at the close of regular trading on the Exchange.

     o OPTIONS -- last sales price or, if not available, previous day's sales price. Options not traded on an exchange or actively traded are valued according to fair value methods.

     o FUTURES -- last sales price or, if there is no sale, latest available bid price.

     o OTHER SECURITIES -- other securities and assets for which market quotations are not readily available or for which valuation cannot be provided are valued at their fair value under the direction of the Board of Trustees of the Trust.

     Events or circumstances affecting the values of portfolio securities that occur between the closing of their principal markets and the time the nav is determined may be reflected in the trust's calculation of net asset values for the portfolio when the trust's manager deems that the particular event or circumstance would materially affect such portfolio's net asset value.

     The effect of fair value pricing as described above is that securities may not be priced on the basis of the last sales price or even quotations from the primary market in which they are traded, but rather may be priced by another method that the Trust's Board of Trustees believes accurately reflects fair value. This policy is intended to assure that the Portfolio's net asset value fairly reflects security values as of the time of pricing.


        TAX CONSEQUENCES OF BUYING, SELLING AND HOLDING PORTFOLIO SHARES

     Each Portfolio of the Trust is treated as a separate entity and intends to continue to qualify to be treated as a regulated investment company for federal income tax purposes. Regulated investment companies are not taxed at the entity (Portfolio) level to the extent they pass through their income and gains to their shareholders by paying dividends. A Portfolio will be treated as a regulated investment company if it meets specified federal income tax rules, including types of investments, limits on investments, types of income, and dividend payment requirements. Although the Trust intends that each Portfolio will be operated to have no federal tax liability, if they have any federal tax liability, it could hurt the investment performance of the Portfolio in question. Also, any Portfolio investing in foreign securities or holding foreign currencies could be subject to foreign taxes, which could reduce the investment performance of the Portfolio.

     It is important for each Portfolio to maintain its regulated investment company status because the shareholders of the Portfolio that are insurance company separate accounts will then be able to use a favorable investment diversification testing rule in determining whether the Contracts indirectly funded by the Portfolio meet tax qualification rules for those accounts. If a Portfolio fails to meet specified investment diversification requirements, owners of non-pension plan Contracts funded through the Trust could be taxed immediately on the accumulated investment earnings under their Contracts and could lose any benefit of tax deferral. Equitable, in its capacity as Administrator and Manager, therefore carefully monitors compliance with all of the regulated investment company rules and variable insurance contract investment diversification rules.

     Contractowners seeking to understand the tax consequences of their investment should consult with their tax advisers or the insurance company that issued their variable product or refer to their Contract prospectus.


                             FINANCIAL HIGHLIGHTS

     The financial highlights table is intended to help you understand the financial performance for Class IA and Class IB shares of the Acquiring Portfolio. The financial information is for the period of the Portfolio's operations. The information below for the Class IA and Class IB shares has been derived from the financial statements of the Trust, which has been audited by PricewaterhouseCoopers LLP, independent public accountants. PricewaterhouseCoopers LLP's report on the Trust's financial statements as of December 31, 2002 appears in the Statement of Additional Information. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that a Contractowner would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and disbursements). The total return figures shown below do not reflect any separate account or Contract fees and charges. The information should be read in conjunction with the financial statements.

             ALLIANCE INTERNATIONAL PORTFOLIO FINANCIAL HIGHLIGHTS




                                                                               YEAR ENDED
                                                                           DECEMBER 31, 2002
                                                                      ----------------------------
                                                                        CLASS IA        CLASS IB
                                                                      ------------   -------------
Net asset value, beginning of year ................................       $  8.03       $  7.94
                                                                          --------      --------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income ...........................................           .01           .01
  Net realized and unrealized gain on investments and
   foreign currency transactions ..................................         (0.80)        (0.82)
                                                                          --------      --------
  Total from investment operations ................................         (0.79)        (0.81)
                                                                          --------      --------
  Net asset value, end of year ....................................       $  7.24       $  7.13
                                                                          ========      ========
  Total return ....................................................         (9.84)%      (10.20)%
                                                                          ========      ========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000's) ...................................      $876,907      $205,496
Ratio of expenses to average net assets after waivers .............          1.02%         1.27%
Ratio of expenses after waivers, and fees paid indirectly .........          1.00%         1.25%
Ratio of expenses to average net assets before waivers and
  fees paid indirectly ............................................          1.04%         1.29%
Ratio of net investment income to average net assets after
  waivers .........................................................          0.60%         0.35%
Ratio of net investment income to average net assets after
  waivers, and fees paid indirectly ...............................          0.62%         0.37%
Ratio of net investment income to average net assets before
  waivers and fees paid indirectly ................................          0.58%         0.33%
Portfolio turnover rate ...........................................            47%           47%

                               VOTING INFORMATION


                                 VOTING RIGHTS


     Contractowners with amounts allocated to International Index Portfolio at the close of business on [March 6], 2003 ("Record Date") will be entitled to be present and give voting instructions for the Portfolio at the Special Meeting with respect to shares attributable to their Contracts as of the Record Date. Equitable will vote the shares for which it receives timely voting instructions from Contractowners in accordance with those instructions.


     Each whole share of an Acquired Portfolio is entitled to one vote as to each matter with respect to which it is entitled to vote, as described above, and each fractional share is entitled to a proportionate fractional vote. Votes cast by proxy or in person by the Shareholder at the Special Meeting will be counted by persons appointed as inspectors of election for the Special Meeting. As of the Record Date, there were [ ] Class IA shares and [ ] Class IB shares of the Acquired Portfolio issued and outstanding. Equitable held 100% of those shares.

                           REQUIRED SHAREHOLDER VOTE

     Approval of the Reorganization Plan requires the vote of a majority of the shares of the Acquired Portfolio voted at the Special Meeting. If a voting instruction card is not marked to indicate voting instructions but is signed, dated and returned, it will be treated as an instruction to vote the shares in favor of the proposal. If a Contractowner abstains from voting as to any matter, the shares represented by the abstention will be deemed present at the Special Meeting for purposes of determining a quorum.

     [To the knowledge of the Trust, as of the Record Date, no current Trustee owns 1% or more of the outstanding shares of International Index Portfolio, and the officers and Trustees own, as a group, less than 1% of the shares of International Index Portfolio.]

     Equitable may be deemed to be a control person of the Trust by virtue of its direct or indirect ownership of 99.9% of the Trust's shares as of the Record Date. Equitable is located at 1290 Avenue of the Americas, New York, New York 10104 and is organized under the laws of New York. Equitable is a wholly-owned subsidiary of AXA Financial, Inc., itself a wholly-owned subsidiary of AXA, a French insurance holding company. [Appendix B hereto lists the persons that, as of the Record Date, owned beneficially or of record 5% or more of the outstanding shares of any Class of the Acquiring Portfolio or the Acquired Portfolio.]


                      SOLICITATION OF VOTING INSTRUCTIONS

     Solicitation of voting instructions is being made primarily by the mailing of this Notice and Proxy Statement/Prospectus with its enclosures on or about March 25, 2003. In addition to the solicitation of voting instructions by mail, employees of the Trust and its affiliates, without additional compensation, may solicit voting instructions in person or by telephone, telegraph, fax, or oral communication. Employees of Equitable and its subsidiaries as well as officers and agents of the Trust may solicit voting instruction cards.

     Equitable will vote the shares for which Equitable receives timely voting instructions from Contractowners in accordance with those instructions. Equitable will vote shares attributable to Contracts for which Equitable is the Contractowner for each proposal. Shares in each investment division of a Separate Account for which Equitable receives no timely voting instructions from Contractowners, or which are attributable to amounts retained by Equitable as surplus or seed money, will be voted by Equitable for or against approval of the proposal, or as an abstention, in the same proportion as the shares for which Contractowners (other than Equitable) have provided voting instructions to Equitable.

     Voting instructions executed by a Contractowner may be revoked at any time prior to the Shareholder voting the shares represented thereby by the

Contractowner providing the Shareholder with a properly executed written revocation of such voting instructions, or by the Contractowner providing the Shareholder with proper later-dated voting instructions by telephone or by the Internet. In addition, any Contractowner who attends the Special Meeting in person may provide voting instructions by voting instruction card at the Meeting, thereby canceling any voting instruction previously given. Proxies executed by the Shareholder may be revoked at any time before they are exercised by a written revocation duly received, by properly executing a later-dated proxy or by attending the Special Meeting and voting in person, by telephone or by the Internet. The Trust expects that information statements and voting instruction cards, prepared for use by Equitable, as the sole Shareholder of International Index Portfolio, as well as this Proxy Statement/Prospectus, will be mailed to the Contractowners by Equitable on or about March 25, 2003 in order to obtain voting instructions from the Contractowners.

     The Shareholder will vote as directed by the voting instruction card, but in the absence of voting instructions in any voting instruction card that is signed and returned, the Shareholder intends to vote "FOR" the applicable proposal(s) and may vote in its discretion with respect to other matters not now known to the Board that may be presented at the Special Meeting.


                              PROXY SOLICITATION

     The cost of the Special Meeting, including the cost of solicitation of proxies and voting instructions [(estimated at $100,000)], will be borne by the Trust and allocated to the Acquired Portfolio and Acquiring Portfolio pro rata based on each Portfolio's net assets. The Trust has engaged the services of ALAMO direct ("Alamo") to assist it in the solicitation of proxies for the Special Meeting. The principal solicitation will be by mail, but voting instructions also may be solicited by telephone, personal interview by officers or agents of the Trust or the Internet. Alamo will be paid no more than [$25,000] for proxy solicitation services. Contractowners can provide voting instructions: (1) by Internet at our website at https://vote.proxy-direct.com
(2) by telephone at (866)241-6192; (3) by fax at (888) 796-9932; or (4) by
mail, with the enclosed voting instruction card.


                                  ADJOURNMENT

     If sufficient votes in favor of the Proposal are not received by the time scheduled for the Special Meeting, the persons named as proxies may propose one or more adjournments of the Special Meeting to permit further solicitation of proxies. Any adjournment will require the affirmative vote of a majority of the votes cast on the question in person or by proxy at the session of the Special Meeting to be adjourned. The Shareholder will vote in favor of such adjournment those proxies that it is entitled to vote in favor of the Proposal. The Shareholder will vote against the adjournment those proxies required to be voted against the Proposal. The Trust will pay the costs of any additional solicitation and any adjourned session.

                OTHER MATTERS TO COME BEFORE THE SPECIAL MEETING

     The Trust does not know of any matters to be presented at the Special Meeting other than those described in this Proxy Statement/Prospectus. If other business should properly come before the Special Meeting, the proxyholders will vote thereon in accordance with their best judgment.

     SHAREHOLDER PROPOSALS. The Trust is not required to hold regular Shareholder meetings and, in order to minimize its costs, does not intend to hold meetings of shareholders unless so required by applicable law, regulation, regulatory policy, or if otherwise deemed advisable by the Trust's management. Therefore, it is not practicable to specify a date by which proposals must be received in order to be incorporated in an upcoming proxy statement for a meeting of shareholders.


                             ADDITIONAL INFORMATION

     Additional information regarding the Acquiring Portfolio and the Acquired Portfolio can be found in the Trust's Prospectus dated May 1, 2002 and the Trust's Statement of Additional Information ("SAI") dated May 1, 2002 (filed with the SEC on April 3, 2002 (file nos. 333-17217 and 811-07953)), which is incorporated herein by reference. The Trust will furnish, without charge, to any Contractowner, upon request, a copy of the current Prospectus, or SAI. Such requests may be directed to the Trust by writing to 1290 Avenue of the Americas, New York, New York 10104, or by calling 1-800-528-0204.

     PROMPT EXECUTION AND RETURN OF THE ENCLOSED VOTING INSTRUCTION CARD IS REQUESTED. A SELF-ADDRESSED, POSTAGE-PAID ENVELOPE IS ENCLOSED FOR YOUR CONVENIENCE.

     THE BOARD, INCLUDING THE INDEPENDENT TRUSTEES, UNANIMOUSLY RECOMMENDS THAT CONTRACTOWNERS INSTRUCT THE SHAREHOLDER TO VOTE "FOR" EACH PROPOSAL. IF EXECUTED BUT UNMARKED VOTING INSTRUCTIONS ARE RECEIVED, THE SHAREHOLDER WILL VOTE THOSE UNMARKED VOTING INSTRUCTIONS IN FAVOR OF THE PROPOSAL.


                                                 Patricia Louie,
                                                 Secretary of the Trust

March 25, 2003
1290 Avenue of the Americas
New York, New York 10104

                                  APPENDIX A

                                    FORM OF
                     PLAN OF REORGANIZATION AND TERMINATION

THIS PLAN OF REORGANIZATION AND TERMINATION ("Plan") is made as of this [24th] day of April, 2003, by EQ Advisors Trust, a Delaware statutory trust ("Trust"), with its principal place of business at 1290 Avenue of the Americas, New York, New York 10104, on behalf of the EQ/Alliance International Portfolio ("Acquiring Portfolio") and the EQ/International Equity Index Portfolio ("Acquired Portfolio"), each a segregated portfolio of assets ("series") of the Trust (each a "Portfolio").

     The Trust is a trust that is duly organized, validly existing, and in good standing under the laws of the State of Delaware and is duly registered under the Investment Company Act of 1940, as amended ("1940 Act"), as an open-end management investment company. The Trust sells shares of beneficial interest, $0.01 par value per share, in the Portfolios ("shares") to separate accounts of The Equitable Life Assurance Society of the United States ("Equitable"). Each Portfolio is an underlying investment option for separate accounts that fund certain variable annuity contracts and/or variable life insurance policies issued by Equitable ("Contracts"). Shares of the Acquired Portfolio are held entirely by separate accounts of Equitable ("Separate Accounts"), and shares of the Acquiring Portfolio also are held entirely by separate accounts of Equitable ("Acquiring Portfolio Accounts"). Under applicable law, the assets of all such accounts (i.e., the shares of the Portfolios) are the property of Equitable (which is the owner of record of all those shares) and are held for the benefit of the Contract holders.

     The Trust wishes to effect a reorganization described in section 368(a)(1) of the Internal Revenue Code of 1986, as amended ("Code"), and intends this Plan to be, and adopts it as, a "plan of reorganization" within the meaning of the regulations under the Code ("Regulations"). The reorganization will consist of the transfer of all assets of the Acquired Portfolio to the Acquiring Portfolio in exchange solely for shares of beneficial interest in the Acquiring Portfolio, the assumption by the Acquiring Portfolio of all liabilities of the Acquired Portfolio, and the distribution of those shares to the Separate Accounts in complete liquidation of the Acquired Portfolio (all the foregoing transactions being referred to herein collectively as the "Reorganization"), all on the terms and conditions hereinafter set forth in this Plan.

     The Trustees of the Trust have determined that the Reorganization is in the best interests of each Portfolio and its shareholders and that the interests of the existing shareholders of each Portfolio would not be diluted as a result of the Reorganization.

     Each Portfolio is duly organized as a series of the Trust. The Acquired Portfolio Shares are divided into two classes, designated Class IA and Class IB shares ("Class IA Acquired Portfolio Shares" and "Class IB Acquired Portfolio Shares," respectively). The Acquiring Portfolio Shares also are divided into two classes, also designated Class IA and Class IB shares ("Class IA Acquiring Portfolio Shares" and "Class IB Acquiring Portfolio Shares," respectively). Each class of Acquiring Portfolio Shares is substantially similar to the corresponding class of Acquired Portfolio Shares, i.e., the Portfolios' Class IA and Class IB shares correspond to each other.

1. PLAN OF REORGANIZATION AND TERMINATION

     1.1 Subject to the requisite approval of the Acquired Portfolio's shareholders and the other terms and conditions herein set forth, the Acquired Portfolio shall assign, convey, transfer, and deliver all of its assets described in paragraph 1.2 to the Acquiring Portfolio. In exchange therefor, the Acquiring Portfolio shall --

          (a) issue and deliver to the Acquired Portfolio the number of full and fractional (rounded to the eighth decimal place) (i) Class IA Acquiring Portfolio Shares determined by dividing the Acquired Portfolio's net value (computed in the manner and as of the time and date set forth in paragraph 2.1) ("Acquired Portfolio Value") attributable to the Class IA Acquired Portfolio Shares by the net asset value ("NAV") of a Class IA Acquiring Portfolio Share (computed in the manner and as of the time and date set forth in paragraph 2.2), and (ii) Class IB Acquired Portfolio Shares determined by dividing the Acquired Portfolio Value attributable to the Class IB Acquired Portfolio Shares by the NAV of a Class IB Acquiring Portfolio Share (as so computed in the manner and as of the time and date set forth in paragraph 2.2); and

          (b) assume all liabilities of the Acquired Portfolio, as set forth in paragraph 1.3.

Such transactions shall take place at the closing provided for in paragraph 3.1 ("Closing").

     1.2 The assets of the Acquired Portfolio to be acquired by the Acquiring Portfolio shall consist of all assets and property owned by the Acquired Portfolio (including all cash, securities, commodities, futures interests, interest and dividends receivable, claims and rights of action, rights to register shares under applicable securities laws, and books and records, and any deferred or prepaid expenses shown as an asset on its books) on the closing date provided for in paragraph 3.1 ("Closing Date") (collectively, "Assets").

     1.3 The Acquired Portfolio will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date. The Acquiring Portfolio shall assume all liabilities, debts, obligations, and duties of whatever kind or nature of the Acquired Portfolio, whether absolute, accrued, contingent, or otherwise, known or unknown, existing at the Valuation Date defined in paragraph 2.1 (collectively, "Liabilities").

     1.4 On or as soon as practicable prior to the Closing Date, the Acquired Portfolio will declare and pay to the Separate Accounts one or more dividends and/or other distributions so that it will have distributed substantially all (and in no event less than 98%) of its investment company taxable income (computed without regard to any deduction for dividends paid) and realized net capital gain, if any, for the current taxable year through the Closing Date.

     1.5 Immediately after the transfer of assets provided for in paragraph 1.1, the Acquired Portfolio will distribute the Acquiring Portfolio Shares it receives pursuant to paragraph 1.1(a) to the Separate Accounts, in proportion to their Acquired Portfolio shares held of record as of immediately after the close of business on the Closing Date, and will completely liquidate. Such distribution and liquidation will be accomplished by the transfer of the Acquiring Portfolio Shares then credited to the account of the Acquired Portfolio on the books of the Acquiring Portfolio to open accounts on the share records of the Acquiring Portfolio in the names of the Separate Accounts, by class (i.e., the account for a Separate Account that holds Class IA Acquired Portfolio Shares shall be credited with the respective pro rata number of Class IA Acquiring Portfolio Shares due that Separate Account, and the account for a Separate Account that holds Class IB Acquired Portfolio Shares shall be credited with the respective pro rata number of Class IB Acquiring Portfolio Shares due that Separate Account). The aggregate net asset value of Acquiring Portfolio Shares to be so credited to each Separate Account shall be equal to the aggregate net asset value of the Acquired Portfolio Shares owned by such Separate Account on the Closing Date. All issued and outstanding shares of the Acquired Portfolio will simultaneously be canceled on its books. The Acquiring Portfolio shall not issue certificates representing the Acquiring Portfolio Shares in connection with the Reorganization.

     1.6 Ownership of Acquiring Portfolio Shares will be shown on the books of the Acquiring Portfolio's Transfer Agent (as defined in paragraph 3.3).

     1.7 Any reporting responsibility of the Acquired Portfolio, including the responsibility for filing regulatory reports, tax returns, and other documents with the Securities and Exchange Commission ("Commission"), any state securities commission, any federal, state, and local tax authorities, and any other relevant regulatory authority, is and shall remain the Acquired Portfolio's responsibility.

2. VALUATION

     2.1 The value of the Assets shall be their value computed as of immediately after the close of business of the New York Stock Exchange and after the declaration of any dividends on the Closing Date (such time and date being hereinafter called the "Valuation Date"), using the valuation procedures in the Trust's then-current prospectus and statement of additional information and valuation procedures established by the Trust's Board of Trustees. For purposes of paragraph 1.1(a), the Acquired Portfolio's net value shall be the value computed pursuant to the preceding sentence less the amount of the Liabilities as of the Valuation Date.

     2.2 For purposes of paragraph 1.1(a), the net asset value per share of each class of the Acquiring Portfolio shall be its net asset value computed as of the Valuation Date, using the valuation procedures set forth in the Trust's then-current prospectus and statement of additional information and valuation procedures established by the Trust's Board of Trustees.

     2.3 All computations of value shall be made by The Equitable Life Assurance Society of the United States ("Equitable"), in its capacity as administrator for the Trust, and shall be subject to confirmation by the Trust's independent accountants.


3. CLOSING AND CLOSING DATE

     3.1 Unless the Trust determines otherwise, the Closing Date shall be [April 25, 2003], and all acts taking place at the Closing shall be deemed to take place simultaneously as of immediately after the close of business on the Closing Date. The close of business on the Closing Date shall be as of 4:00 p.m., Eastern Time. The Closing shall be held at the offices of the Trust or at such other place as the Trust determines.

     3.2 The Trust shall direct The JPMorgan Chase Bank, as custodian for the Acquired Portfolio ("Custodian"), to deliver, at the Closing, a certificate of an authorized officer stating that (a) the Assets have been delivered in proper form to the Acquiring Portfolio within two business days prior to or on the Closing Date and (b) all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. The Acquired Portfolio's portfolio securities represented by a certificate or other written instrument shall be transferred and delivered by the Acquired Portfolio as of the Closing Date for the account of the Acquiring Portfolio duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Custodian shall deliver as of the Closing Date by book entry, in accordance with the customary practices of the Custodian and any securities depository (as defined in Rule 17f-4 under the 1940 Act) in which any Assets are deposited, the Assets that are deposited with such depositories. The cash to be transferred by the Acquired Portfolio shall be delivered by wire transfer of federal funds on the Closing Date.

     3.3 The Trust shall direct Equitable, in its capacity as the Trust's transfer agent ("Transfer Agent"), to deliver at the Closing a certificate of an authorized officer stating that its records contain the number and percentage ownership of outstanding Acquired Portfolio Shares owned by each Separate Account immediately prior to the Closing.

     3.4 If on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of either Portfolio (each, an "Exchange") is closed to trading or trading thereupon is restricted or (b) trading or the reporting of trading on an Exchange or elsewhere is disrupted so that, in the judgment of the Board of Trustees of the Trust, accurate appraisal of the value of the net assets of either Portfolio is impracticable, the Closing Date shall be postponed until the first business day after the day when trading has been fully resumed and reporting has been restored.


4. CONDITIONS PRECEDENT

     4.1 The Trust's obligation to implement this Plan on the Acquiring Portfolio's behalf shall be subject to satisfaction of the following conditions at or before the Closing Date:

          (a) The Acquired Portfolio is duly organized as a series of the Trust;

          (b) On the Closing Date, the Trust, on behalf of the Acquired Portfolio, will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer, and deliver the Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for the Assets, the Trust, on behalf of the Acquiring Portfolio, will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the Securities Act of 1933, as amended ("1933 Act");

          (c) The Acquired Portfolio is not engaged currently, and the execution, delivery, and performance of this Plan will not result, in (1) a material violation of the Trust's Amended and Restated Agreement and Declaration of Trust ("Declaration of Trust") or By-Laws or of any agreement, indenture, instrument, contract, lease, or other undertaking to which the Trust, on behalf of the Acquired Portfolio, is a party or by which it is bound, or (2) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment, or decree to which the Trust, on behalf of the Acquired Portfolio, is a party or by which it is bound;

          (d) All material contracts and other commitments of the Acquired Portfolio (other than this Plan and certain investment contracts, including options, futures, and forward contracts) will terminate without liability to the Acquired Portfolio on or prior to the Closing Date;

          (e) No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Trust with respect to the Acquired Portfolio or any of its properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The Trust, on behalf of the Acquired Portfolio, knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

          (f) The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Portfolio of Investments of the Acquired Portfolio at December 31, 2002, have been audited by PricewaterhouseCoopers LLP, independent accountants, and are in accordance with generally accepted accounting principles ("GAAP") consistently applied. Equitable represents that such statements present fairly, in all material respects, the financial condition of the Acquired Portfolio as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquired Portfolio required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

          (g) Since December 31, 2002, there has not been any material adverse change in the Acquired Portfolio's financial condition, assets, liabilities, or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Portfolio of indebtedness maturing more than one year from the date such indebtedness was incurred. For purposes of this subparagraph, a decline in net asset value per Acquired Portfolio Share due to declines in market values of securities held by the Acquired Portfolio, the discharge of Acquired Portfolio liabilities, or the redemption of Acquired Portfolio Shares by shareholders of the Acquired Portfolio shall not constitute a material adverse change;

          (h) On the Closing Date, all federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquired Portfolio required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Trust's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

          (i) The Acquired Portfolio is a "fund" as defined in section 851(g)(2) of the Code; for each taxable year of its operation (including the taxable year ending on the Closing Date), the Acquired Portfolio has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company ("RIC"), has complied (or will comply) with the applicable diversification requirements imposed by Subchapter L of the Code, and has been (or will be) eligible to and has computed (or will compute) its federal income tax under section 852 of the Code; the Acquired Portfolio will have distributed all of its investment company taxable income and net capital gain (as defined in the Code) that has accrued through the Closing Date; the Assets will be invested at all times through the Closing Date in a manner that ensures compliance with the foregoing; and the Acquired Portfolio has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M did not apply to it;

          (j) All issued and outstanding shares of the Acquired Portfolio are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid, and non-assessable by the Trust and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws; all issued and outstanding shares of the Acquired Portfolio will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Acquired Portfolio, as provided in paragraph 3.3; and the Acquired Portfolio does not have outstanding any options, warrants, or other rights to subscribe for or purchase any Acquired Portfolio Shares, nor is there outstanding any security convertible into any Acquired Portfolio Shares;

          (k) The Acquired Portfolio incurred the Liabilities in the ordinary course of its business;

          (l) The Acquired Portfolio is not under the jurisdiction of a court in a "title 11 or similar case" (within the meaning of section 368(a)(3)(A) of the Code);

          (m) During the five-year period ending on the Closing Date, (1) neither the Acquired Portfolio nor any person "related" (as defined in section 1.368-1(e)(3) of the Regulations) to it will have acquired Acquired Portfolio Shares, either directly or through any transaction, agreement, or arrangement with any other person, with consideration other than Acquiring Portfolio Shares or Acquired Portfolio Shares, except for shares redeemed in the ordinary course of the Acquired Portfolio's business as a series of an open-end investment company as required by section 22(e) of the 1940 Act, and (2) no distributions will have been made with respect to Acquired Portfolio Shares, other than normal, regular dividend distributions made pursuant to the Acquired Portfolio's historic dividend-paying practice that qualify for the deduction for dividends paid (as defined in section 561 of the Code) referred to in sections 852(a)(1) and 4982(c)(1)(A) of the Code; and

          (n) Not more than 25% of the value of the Acquired Portfolio's total assets (excluding cash, cash items, and U.S. government securities) is invested in the stock and securities of any one issuer, and not more than 50% of the value of such assets is invested in the stock and securities of five or fewer issuers.

     4.2 The Trust's obligation to implement this Plan on the Acquired Portfolio's behalf shall be subject to satisfaction of the following conditions on or before the Closing Date:

          (a) The Acquiring Portfolio is duly organized as a series of the Trust;


          (b) No consideration other than Acquiring Portfolio Shares (and the Acquiring Portfolio's assumption of the Liabilities) will be issued in exchange for the Assets in the Reorganization;

          (c) The Acquiring Portfolio is not engaged currently, and the execution, delivery, and performance of this Plan will not result, in (1) a material violation of the Declaration of Trust or the Trust's By-Laws or of any agreement, indenture, instrument, contract, lease, or other undertaking to which the Trust, on behalf of the Acquiring Portfolio, is a party or by which it is bound, or (2) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment, or decree to which the Trust, on behalf of the Acquiring Portfolio, is a party or by which it is bound;

          (d) No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Trust with respect to the Acquiring Portfolio or any of its properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The Trust, on behalf of the Acquiring Portfolio, knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

          (e) The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Portfolio of Investments of the Acquiring Portfolio at December 31, 2002, have been audited by PricewaterhouseCoopers LLP, independent accountants, and are in accordance with GAAP consistently applied. Equitable represents that such statements present fairly, in all material respects, the financial condition of the Acquiring Portfolio as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquiring Portfolio required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

          (f) Since December 31, 2002, there has not been any material adverse change in the Acquiring Portfolio's financial condition, assets, liabilities, or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Portfolio of indebtedness maturing more than one year from the date such indebtedness was incurred. For purposes of this subparagraph, a decline in net asset value per Acquiring Portfolio Share due to declines in market values of securities held by the Acquiring Portfolio, the discharge of Acquiring Portfolio liabilities, or the redemption of Acquiring Portfolio Shares by shareholders of the Acquiring Portfolio shall not constitute a material adverse change;

          (g) On the Closing Date, all federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquiring Portfolio required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Trust's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

          (h) The Acquiring Portfolio is a "fund" as defined in section 851(g)(2) of the Code; for each taxable year of its operation (including the taxable year that includes the Closing Date), the Acquiring Portfolio has met (or will meet) the requirements of Subchapter M of the Code for qualification as a RIC, has complied (or will comply) with the applicable diversification requirements imposed by Subchapter L of the Code, and has been (or will be) eligible to and has computed (or will compute) its federal income tax under section 852 of the Code; and the Acquiring Portfolio has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M did not apply to it;

          (i) All issued and outstanding Acquiring Portfolio Shares are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid, and non-assessable by the Trust and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws; and the Acquiring Portfolio does not have outstanding any options, warrants, or other rights to subscribe for or purchase any Acquiring Portfolio Shares, nor is there outstanding any security convertible into any Acquiring Portfolio Shares;

          (j) The Acquiring Portfolio has no plan or intention to issue additional Acquiring Portfolio Shares following the Reorganization except for shares issued in the ordinary course of its business as a series of an open-end investment company; nor does the Acquiring Portfolio, or any person "related" (within the meaning of section 1.368-1(e)(3) of the Regulations) to it, have any plan or intention to acquire -- during the five-year period beginning on the Closing Date, either directly or through any transaction, agreement, or arrangement with any other person -- with consideration other than Acquiring Portfolio Shares, any Acquiring Portfolio Shares issued to the Separate Accounts pursuant to the Reorganization, except for redemptions in the ordinary course of such business as required by section 22(e) of the 1940 Act;

          (k) Following the Reorganization, the Acquiring Portfolio (1) will continue the Acquired Portfolio's "historic business" (within the meaning of section 1.368-1(d)(2) of the Regulations) and (2) will use a significant portion of the Acquired Portfolio's "historic business assets" (within the meaning of section 1.368-1(d)(3) of the Regulations) in a business; moreover, the Acquiring Portfolio (3) has no plan or intention to sell or otherwise dispose of any of the Assets, except for dispositions made in the ordinary course of that business and dispositions necessary to maintain its status as a RIC, and (4) expects to retain substantially all the Assets in the same form as it receives them in the Reorganization, unless and until subsequent investment circumstances suggest the desirability of change or it becomes necessary to make dispositions thereof to maintain such status;



          (l) There is no plan or intention for the Acquiring Portfolio to be dissolved or merged into another business trust or a corporation or any "fund" thereof (within the meaning of section 851(g)(2) of the Code) following the Reorganization;


          (m) The Acquiring Portfolio does not directly or indirectly own, nor on the Closing Date will it directly or indirectly own, nor has it directly or indirectly owned at any time during the past five years, any shares of the Acquired Portfolio;


          (n) During the five-year period ending on the Closing Date, neither the Acquiring Portfolio nor any person "related" (as defined in section 1.368-1(e)(3) of the Regulations) to it will have acquired Acquired Portfolio Shares with consideration other than Acquiring Portfolio Shares;



          (o) Immediately after the Reorganization, (1) not more than 25% of the value of the Acquiring Portfolio's total assets (excluding cash, cash items, and U.S. government securities) will be invested in the stock and securities of any one issuer and (2) not more than 50% of the value of such assets will be invested in the stock and securities of five or fewer issuers; and


          (p) The Acquiring Portfolio Shares to be issued and delivered to the Acquired Portfolio, for the account of the Acquired Portfolio Shareholders, pursuant to the terms of this Plan, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Portfolio Shares and will be fully paid and non-assessable by the Trust.


     4.3 The Trust's obligation to implement this Plan on each Portfolio's behalf shall be subject to satisfaction of the following conditions on or before the Closing Date:


          (a) No governmental consents, approvals, authorizations, or filings are required under the 1933 Act, the Securities Exchange Act of 1934, as amended ("1934 Act"), the 1940 Act, or state securities laws for the Trust's adoption of this Plan, except for (1) the Trust's filing with the Commission of a registration statement on Form N-14 relating to the Acquiring Portfolio Shares issuable hereunder, and any supplement or amendment thereto ("Registration Statement"), and (2) such consents, approvals, authorizations, and filings as have been made or received or as may be required subsequent to the Closing Date;

          (b) The fair market value of the Acquiring Portfolio Shares received by each Separate Account will be approximately equal to the fair market value of its Acquired Portfolio Shares constructively surrendered in exchange therefor;

          (c) Its management (1) is unaware of any plan or intention of the Separate Accounts to redeem, sell, or otherwise dispose of (i) any portion of their Acquired Portfolio Shares before the Reorganization to any person "related" (within the meaning of section 1.368-1(e)(3) of the Regulations) to either Portfolio or (ii) any portion of the Acquiring Portfolio Shares they receive in the Reorganization to any person "related" (within such meaning) to the Acquiring Portfolio, (2) does not anticipate dispositions of those Acquiring Portfolio Shares at the time of or soon after the Reorganization to exceed the usual rate and frequency of dispositions of shares of the Acquired Portfolio as a series of an open-end investment company, (3) expects that the percentage of interests, if any, that will be disposed of as a result of or at the time of the Reorganization will be de minimis, and (4) does not anticipate that there will be extraordinary redemptions of Acquiring Portfolio Shares immediately following the Reorganization;

          (d) The Separate Accounts will pay their own expenses, if any, incurred in connection with the Reorganization;

          (e) The fair market value of the Assets on a going concern basis will equal or exceed the Liabilities to be assumed by the Acquiring Portfolio and those to which the Assets are subject;

          (f) There is no intercompany indebtedness between the Portfolios that was issued or acquired, or will be settled, at a discount;

          (g) Pursuant to the Reorganization, the Acquired Portfolio will transfer to the Acquiring Portfolio, and the Acquiring Portfolio will acquire, at least 90% of the fair market value of the net assets, and at least 70% of the fair market value of the gross assets, the Acquired Portfolio held immediately before the Reorganization. For the purposes of the foregoing, any amounts the Acquired Portfolio uses to make redemptions and distributions immediately before the Reorganization (except (1) redemptions in the ordinary course of its business required by section 22(e) of the 1940 Act and (2) regular, normal dividend distributions made to conform to its policy of distributing all or substantially all of its income and gains to avoid the obligation to pay federal income tax and/or the excise tax under section 4982 of the Code) will be included as assets held thereby immediately before the Reorganization;

          (h) None of the compensation received by Equitable as a service provider to the Acquired Portfolio will be separate consideration for, or allocable to, any of the Acquired Portfolio Shares that Acquired Portfolio Shareholder held; none of the Acquiring Portfolio Shares any such Ac-quired Portfolio Shareholder receives will be separate consideration for, or allocable to, any employment agreement, investment advisory agreement, or other service agreement; and the consideration paid to any such Acquired Portfolio Shareholder will be for services actually rendered and will be commensurate with amounts paid to third parties bargaining at arm's-length for similar services;

          (i) Immediately after the Reorganization, Equitable (through the Separate Accounts and Acquiring Portfolio Accounts) will own shares constituting "control" (within the meaning of section 304(c) of the Code) of the Acquiring Portfolio;

          (j) Neither Portfolio will be reimbursed for any expenses incurred by it or on its behalf in connection with the Reorganization unless those expenses are solely and directly related to the Reorganization (determined in accordance with the guidelines set forth in Rev. Rul. 73-54, 1973-1 C.B.
     187) ("Reorganization Expenses");

          (k) The aggregate value of the acquisitions, redemptions, and distributions limited by paragraphs 4.1(m), 4.2(j), and 4.2(n) will not exceed 50% of the value (without giving effect to such acquisitions, redemptions, and distributions) of the proprietary interest in the Acquired Portfolio on the Closing Date;

          (l) The Trust shall have called a meeting of the shareholders of the Acquired Portfolio to consider and act upon this Plan and to take all other action necessary to obtain approval of the transactions contemplated herein;

          (m) The Registration Statement shall have become effective under the 1933 Act, no stop orders suspending the effectiveness thereof shall have been issued, and, to the Trust's best knowledge, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened, or contemplated under the 1933 Act;

          (n) The Trust shall have received an opinion of Kirkpatrick & Lockhart LLP ("Counsel") substantially to the effect that:

               (1) Each Portfolio is a duly established series of the Trust, a trust that is duly organized and validly existing under the laws of the State of Delaware with power under the Declaration of Trust to own all its properties and assets and, to Counsel's knowledge, to carry on its business as presently conducted;

               (2) This Plan (i) has been duly authorized and adopted by the Trust on behalf of each Portfolio and (ii) is a valid and legally binding obligation of the Trust with respect to each Portfolio, enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium, and similar laws relating to or affecting creditors' rights and by general principles of equity;

               (3) The Acquiring Portfolio Shares to be issued and distributed to the Acquired Portfolio Shareholders under this Plan, assuming their due delivery as contemplated hereby, will be duly authorized, validly issued and outstanding, and fully paid and non-assessable by the Trust;

               (4) The adoption of this Plan did not, and the consummation of the transactions contemplated hereby will not, materially violate any provision of the Declaration of Trust or the Trust's By-Laws or of any agreement (known to Counsel, without any independent inquiry or investigation) to which the Trust (with respect to either Portfolio) is a party or by which it is bound or (to Counsel's knowledge, without any independent inquiry or investigation) result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, judgment, or decree to which the Trust (with respect to either Portfolio) is a party or by which it is bound, except as set forth in such opinion;

               (5) To Counsel's knowledge (without any independent inquiry or investigation), no consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Trust on behalf of either Portfolio of the transactions contemplated herein, except any obtained under the 1933 Act, the 1934 Act, and the 1940 Act and any required under state securities laws;

               (6) The Trust is registered with the Commission as an investment company, and to Counsel's knowledge no order has been issued or proceeding instituted to suspend such registration; and

               (7) To Counsel's knowledge (without any independent inquiry or investigation), (i) no litigation, administrative proceeding, or investigation of or before any court or governmental body is pending or threatened as to the Trust (with respect to either Portfolio) or any of its properties or assets attributable or allocable to either Portfolio and (ii) the Trust (with respect to each Portfolio) is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects either Portfolio's business, except as set forth in such opinion.

     In rendering such opinion, Counsel may (1) rely, as to matters governed by the laws of the State of Delaware, on an opinion of competent Delaware counsel,
(2) make assumptions regarding the authenticity, genuineness, and/or conformity of documents and copies thereof without independent verification thereof, (3) limit such opinion to applicable federal and state law, and (4) define the word "knowledge" and related terms to mean the knowledge of attorneys then with Counsel who have devoted substantive attention to matters directly related to this Plan and the Reorganization; and

          (o) The Trust shall have received an opinion of Counsel as to the federal income tax consequences mentioned below ("Tax Opinion"). In rendering the Tax Opinion, Counsel may assume satisfaction of all the conditions set forth in this paragraph 4, may treat them as representations and warranties the Trust made to Counsel, and may rely as to factual matters, exclusively and without independent verification, on such representations and warranties. The Tax Opinion shall be substantially to the effect that, based on the facts and assumptions stated therein and conditioned on consummation of the Reorganization in accordance with this Plan, for federal income tax purposes:

               (1) The Acquiring Portfolio's acquisition of the Assets in exchange solely for Acquiring Portfolio Shares and its assumption of the Liabilities, followed by the Acquired Portfolio's distribution of those shares pro rata to the Separate Accounts constructively in exchange for their Acquired Portfolio Shares, will qualify as a reorganization within the meaning of section 368(a)(1) of the Code, and each Portfolio will be "a party to a reorganization" within the meaning of section 368(b) of the Code;

               (2) The Acquired Portfolio will recognize no gain or loss on the transfer of the Assets to the Acquiring Portfolio in exchange solely for Acquiring Portfolio Shares and the Acquiring Portfolio's assumption of the Liabilities or on the subsequent distribution of those shares to the Separate Accounts in constructive exchange for their Acquired Portfolio Shares;

               (3) The Acquiring Portfolio will recognize no gain or loss on its receipt of the Assets in exchange solely for Acquiring Portfolio Shares and its assumption of the Liabilities;

               (4) The Acquiring Portfolio's basis in the Assets will be the same as the Acquired Portfolio's basis therein immediately before the Reorganization, and the Acquiring Portfolio's holding period for the Assets will include the Acquired Portfolio's holding period therefor;

               (5) A Separate Account will recognize no gain or loss on the constructive exchange of all its Acquired Portfolio Shares solely for Acquiring Portfolio Shares pursuant to the Reorganization; and

               (6) A Separate Account's aggregate basis in the Acquiring Portfolio Shares it receives in the Reorganization will be the same as the aggregate basis in its Acquired Portfolio Shares it constructively surrenders in exchange for those Acquiring Portfolio Shares, and its holding period for those Acquiring Portfolio Shares will include its holding period for those Acquired Portfolio Shares, provided the Separate Account held them as capital assets on the Closing Date.

     Notwithstanding subparagraphs (2) and (4), the Tax Opinion may state that no opinion is expressed as to the effect of the Reorganization on the Portfolios or any Acquired Portfolio Shareholder with respect to any Asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.


5. EXPENSES

     The Reorganization Expenses shall be borne pro rata by the Acquired Portfolio and Acquiring Portfolio. The Reorganization Expenses include costs associated with obtaining any necessary order of exemption from the 1940 Act, preparation of the Registration Statement, printing and distributing the Acquiring Portfolio's prospectus and the Acquired Portfolio's proxy materials, legal fees, accounting fees, securities registration fees, and expenses of holding shareholders' meetings. Notwithstanding the foregoing, expenses shall be paid by the party directly incurring them if and to the extent that the payment thereof by another person would result in such party's disqualification as a RIC or would prevent the Reorganization from qualifying as a tax-free reorganization.


6. TERMINATION

     This Plan may be terminated and the transactions contemplated hereby may be abandoned by resolution of the Trust's Board of Trustees, at any time prior to the Closing Date, if circumstances develop that, in its opinion, make proceeding with this Plan inadvisable.


7. AMENDMENTS

     The Trust's Board of Trustees may amend, modify, or supplement this Plan at any time in any manner, notwithstanding the Acquired Portfolio's shareholders' approval thereof; provided that, following such approval no such amendment, modification, or supplement shall have a material adverse effect on the Acquired Portfolio Shareholders' interests.


8. MISCELLANEOUS

     8.1 This Plan shall be construed and interpreted in accordance with the internal laws of the State of Delaware; provided that, in the case of any conflict between those laws and the federal securities laws, the latter shall govern.

     8.2 Nothing expressed or implied herein is intended or shall be construed to confer on or give any person, firm, trust, or corporation other than the Portfolios and their respective successors and assigns any rights or remedies under or by reason of this Plan.

     8.3 Notice is hereby given that this instrument is adopted on behalf of the Trust's Trustees solely in their capacities as Trustees, and not individually, and that the Trust's obligations under this instrument are not binding on or enforceable against any of its Trustees, officers, or shareholders or any series of the Trust other than the Portfolios but are only binding on and enforceable against the respective Portfolios' property. Each Portfolio, in asserting any rights or claims under this Plan, shall look only to the other Portfolio's property in settlement of such rights or claims and not to such Trustees, officers, or shareholders.

                                   APPENDIX B

     As of March   , 2003, the following persons owned beneficially or of
record 5% or more of the outstanding shares of the specified Class of the Acquiring Portfolio or the Acquired Portfolio:




                                          % OF CLASS     % OF PORTFOLIO   % OF PORTFOLIO
                                            BEFORE           BEFORE           AFTER
NAME AND ADDRESS    PORTFOLIO   CLASS   REORGANIZATION   REORGANIZATION   REORGANIZATION
------------------ ----------- ------- ---------------- ---------------- ---------------









                      STATEMENT OF ADDITIONAL INFORMATION
                             OF EQ ADVISORS TRUST


                      SPECIAL MEETING OF SHAREHOLDERS OF
                    EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO
                             OF EQ ADVISORS TRUST


                         SCHEDULED FOR [APRIL 23], 2003



------------------------------------------------------------------------------------
 ACQUISITION OF THE ASSETS AND ASSUMPTION OF
             THE LIABILITIES OF:                 BY AND IN EXCHANGE FOR SHARES OF:
--------------------------------------------   -------------------------------------
 EQ/International Equity Index Portfolio       EQ/Alliance International Portfolio
 ("International Index Portfolio")             ("Alliance International Portfolio")

                           each a series of:
                           EQ Advisors Trust
                           1290 Avenue of the Americas
                           New York, NY 10104

------------------------------------------------------------------------------------

     This Statement of Additional Information is available to owners of and participants in variable life insurance contracts and variable annuity certificates and contracts ("Contracts") with amounts allocated to International Index Portfolio in connection with the proposed transaction whereby all of the assets and liabilities of International Index Portfolio (the "Acquired Portfolio") will be transferred to Alliance International Portfolio (the "Acquiring Portfolio"), each a series of EQ Advisors Trust ("Trust"), in exchange for shares of the Acquiring Portfolio.

     This Statement of Additional Information of the Trust consists of this cover page and the following documents:

     1. Statement of Additional Information for the Trust dated May 1, 2002, filed on April 3, 2002 (file nos. 333-17217 and 811-07953), which was filed electronically with the Securities and Exchange Commission and is incorporated by reference herein.

     2. The Financial Statements for the Acquiring Portfolio and the Acquired Portfolio for the period ended December 31, 2002, which are included herein.

     This Statement of Additional Information is not a prospectus. A Proxy Statement/Prospectus dated March 25, 2003 relating to the Reorganization of International Index Portfolio may be obtained, without charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104 or calling
(800) 528-0404. This Statement of Additional Information should be read in conjunction with the Proxy Statement/Prospectus.

                               EQ ADVISORS TRUST
                               2002 ANNUAL REPORT
N-14 Version
l
U.S. ECONOMIC REVIEW AND OUTLOOK
The U.S. economy recovered in 2002, but the recovery proved to be uneven, if not erratic. Indeed, at times, it appeared that the economy was racing ahead, while other times it seemed to be at a standstill. For the year ending in December, Real GDP is estimated to have increased about 3%, close to our expectations for the year. However, the recovery was not smooth, as there was a lot of volatility from one quarter to the next. Indeed, Real GDP growth surged 5% in the first quarter; slowed to 1.25% in the second quarter; sped-up to 4% in the third quarter; and, appears to have slowed again, rising between 1 to 1.5% in the fourth quarter.

The volatility in the economy was, in some ways, driven by a host of financial and geopolitical issues and concerns. Following a strong rebound in the first quarter, economic growth was undermined in the second quarter by news of massive corporate-accounting fraud and concerns about corporate governance. And following a strong rebound in the third quarter, economic growth was hurt at year-end by ongoing weakness in the equity markets and by threat of another war between the U.S. and Iraq.

Despite all of the ups-and-downs, the consumer continued to spend. Real consumer spending rose 3% in 2002 led by strong gains in durable goods sales. Housing was another bright spot in the last year. Sales of new and existing homes were close to record levels. Accordingly, housing starts and building permits were lifted by strong demand for housing and both starts and permits ended the year at the highest levels since the late 1980s.

Capital spending remained weak in 2003, as firms were pressured to cut costs and improve their financial position. This, no doubt, forced firms to continue shedding labor and delay new hiring, which pushed the unemployment rate up to 6% by the end of the year. The jobless rate, just like the economy, went on a roller-coaster ride, falling to roughly 5.5% during the first and third quarters when economic growth was fast, rising to 6% during the second and fourth periods when growth was unusually slow.

Monetary policy became more accommodating over the course of the year. In November, the Federal Reserve decided to lower the federal funds rate 50 basis points to 1.25% (a 40-year low) due to "heightened political risks" and worries that business would be reluctant to spend and hire. Fiscal policy remained highly stimulative in 2002, evident by the surge in defense spending and the Bush Administration has proposed a $100 billion tax cut for 2003 to help get the economy moving again.

OUTLOOK
We remain optimistic for 2003, and expect real GDP to grow by 4%. Although the risk of war with Iraq remains, the outlook for 2003 continues to brighten. Not only has the business sector gone through a major recessionary cleansing of its capital spending, inventory, payroll and borrowing positions, but stimulus is becoming broader and is now benefiting sectors like manufacturing that need it most. If war does occur, it would seem that only a long and messy conflict could derail the positive trends now emerging.

The preceding commentary was prepared by Joseph C. Carson, Senior Vice President & U.S. Economist at Alliance Capital Management L.P. Alliance is one of the investment advisers to EQ Advisors Trust. The views expressed do not necessarily represent the opinions of all the investment advisers of EQ Advisors Trust.

PORTFOLIO COMMENTARY AND PERFORMANCE

NOTES ON PERFORMANCE . . . . . .                  3
ALLIANCE CAPITAL MANAGEMENT L.P.
 EQ/Alliance International*. . . . . . . .        4
 EQ/International Equity Index . . . . . .        5
*also managed by teams from Alliance Capital and its
 Bernstein Investment Research and Management Unit.

l
NOTES ON PERFORMANCE
Performance of each of the EQ Advisors Trust portfolios as shown on the following pages, compares each portfolio's performance to that of a broad-based securities index. Each of the portfolio's annualized rates of return is net of investment management fees, 12b-1 fess (applicable to Class IB shares) and operating expenses of the portfolio. Rates of return are not representative of the actual return you would receive under your variable life insurance policy or annuity contract. No policyholder or contractholder can invest directly in the EQ Advisors Trust portfolios. Changes in policy values depend not only on the investment performance of the EQ Advisors Trust portfolios, but also on the insurance and administrative charges, applicable sales charges, and the mortality and expense risk charge applicable under a policy. These policy charges effectively reduce the dollar amount of any net gains and increase the dollar amount of any net losses.

Each of the EQ Advisors Trust portfolios has a separate investment objective it seeks to achieve by following a separate investment policy. There is no guarantee that these objectives will be attained. The objectives and policies of each portfolio will affect its return and its risk. Keep in mind that past performance is not an indication of future results.



GROWTH OF $10,000 INVESTMENT
The charts shown on the following pages illustrate the total value of an assumed investment in both Class IA and Class IB shares (if applicable) of each portfolio of the EQ Advisors Trust. The periods illustrated are from the inception dates shown through December 31, 2002. These results assume reinvestment of dividends and capital gains. The total value shown for each portfolio reflects management fees and operating expenses of the portfolios.
 They have not been adjusted for insurance-related charges and expenses associated with life insurance policies or annuity contracts, which would lower the total values shown. Results should not be considered representative of future gains or losses.

THE BENCHMARKS
--------------
Broad-based securities indices are unmanaged and are not subject to fees and expenses typically associated with actively-managed funds. Investment cannot be made directly in a broad-based securities index. Comparisons with these benchmarks, therefore, are of limited use. They are included because they are widely known and may help you to understand the universe of securities from which each Fund is likely to select its holdings.

MORGAN STANLEY CAPITAL INTERNATIONAL EAFE INDEX
An unmanaged index considered representative of the market structure of the developed equity markets in Europe, Australasia and the Far East.

l
EQ/ALLIANCE INTERNATIONAL PORTFOLIO
PORTFOLIO COMMENTARY

Equitable employs different management teams for this portfolio, each of whom is responsible for managing an allocated portion or "sleeve" of the portfolio's assets. The following commentaries discuss the investment activities and performance for each sleeve of the portfolio.

ALLIANCE CAPITAL MANAGEMENT L.P.
Stock selection during the first and fourth quarters of 2002--selected high quality stocks in the beginning of the year and financial and wireless holdings at the end of the year--helped the portfolio outperform the benchmark for the full year. Throughout the year, core Japanese holdings such as Canon and Takeda added value.

Entering 2003, the global economy's underlying fundamentals appear stronger than most investors seem to recognize. The decline in growth stocks over the past three years has reduced sector valuations to attractive levels. For example, the relative price-to-earnings ratios of European pharmacy and financial stocks are at seven-year lows. Many growth stocks appear to be priced more attractively than they have been in a long time.

The international growth sleeve has retained a conservative posture with a blend of stable and cyclical high-quality growth names that offer a way for investors to participate in an improving economic environment. Among core holdings are Vodafone, British Sky Broadcasting, Reckitt Benckiser, ST Micro, SAP, Takeda, and Ricoh. These companies have improving balance sheets, and research predicts that they are likely to continue to grow strongly over the next five years.

BERNSTEIN INVESTMENT RESEARCH AND MANAGEMENT (A UNIT OF ALLIANCE CAPITAL) During the fourth quarter of 2002, fundamental research-based stock selection was the primary driver of the international value sleeve's outperformance compared to the benchmark. Adding to relative performance were holdings in capital markets-sensitive industries such as insurance and banks. Specific holdings of note included Royal & SunAlliance and Societe Generale. Holdings in cyclical stocks such as Saint-Gobain also contributed to performance. In addition, the sleeve benefited from holdings in industrial commodities. While the majority of performance was driven by favorable stock selection across nearly all sectors, it was also helped by the sector emphasis in cyclicals and financials. Specifically, emphasis on retail-oriented banks, including Bank of Nova Scotia, added to performance.

With the fall in the equity market and a rally in bonds, the equity risk premium soared. Even with a rise in equities in the fourth quarter of 2002, the equity risk premium remains high. As a result, Bernstein believes that equities are more attractive than usual, relative to bonds. They also believe the value sleeve is well positioned for the 2003 environment based on fundamental research driving security selection and broad diversification of holdings.

INVESTMENT OBJECTIVE

Seeks to achieve long-term growth of capital.

PORTFOLIO SUMMARY, AS OF 12/31/02

Net Assets .................................................... $1,082.4 million
Number of Issues ........................................................... 164

LARGEST EQUITY HOLDINGS, AS OF 12/31/02

Vodafone Group plc ......................... Wireless Telecommunication Services
Canon, Inc. ................................................. Office Electronics
BNP Paribas S.A. ......................................................... Banks
L'Oreal S.A. ................................................. Personal Products
British Sky Broadcasting plc ............................................. Media
Takeda Chemical Industries ..................................... Pharmaceuticals
Royal Bank of Scotland Group plc ......................................... Banks
Novartis AG (Registered) ....................................... Pharmaceuticals
Nokia OYJ ......................................... Telecommunications Equipment
TotalfinalElf S.A. ........................................ Integrated Oil & Gas

DISTRIBUTION OF EQUITY ASSETS BY REGION, AS OF 12/31/02

Europe ................................................................... 72.6%
Japan .................................................................... 22.3%
Canada .................................................................... 2.5%
Southeast Asia ............................................................ 1.7%
Australia ................................................................. 0.9%
  Total ................................................................. 100.0%

ANNUALIZED TOTAL RETURNS AS OF 12/31/02

                                         1         3         5         SINCE
                                        YEAR     YEARS     YEARS      INCEPT.
Portfolio - IA Shares                   (9.84)%  (18.72)%  (3.99)%    (0.45)%*
Portfolio - IB Shares                  (10.20)   (18.99)   (4.30)     (0.75)**
MSCI EAFE Index                        (15.94)   (17.24)   (2.89)      0.22*

*  Since inception as of April 3, 1995
** Investment operations commenced with respect to Class IB shares on May 1, 1997. Returns shown for Class IB shares prior to this period are derived from the historical performance of Class IA shares adjusted to reflect the 12b-1 fees, applicable to Class IB shares; Class IA shares are not subject to any 12b-1 fees.

GROWTH OF $10,000 INVESTMENT AS OF DECEMBER 31, 2002
(INVESTED AT INCEPTION)

[GRAPHIC OMITTED]

[LINE CHART]
        Class IA  Class IB   MSCI EAFE
Apr-95    10,000   10,000    10,000
Dec-95    11,129   11,102    10,917
Dec-96    12,221   12,153    11,578
Dec-97    11,841   11,752    11,784
Dec-98    13,099   12,956    14,140
Dec-99    17,988   17,742    17,953
Dec-00    13,893   13,683    15,410
Dec-01    10,715   10,505    12,106
Dec-02     9,660    9,433    10,176
l
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO
PORTFOLIO COMMENTARY

International equities, like the broad U.S. equity markets, declined for the third consecutive year. The Morgan Stanley Capital International (MSCI EAFE) Europe, Australasia and Far East Index returned -15.9% for the 12 months ended December 31, 2002. However, with the U.S. dollar falling throughout the year, the decline in foreign equity markets was partially offset for U.S.-based investors. It is also worth noting that the international equity markets outperformed the major U.S. equity indices for the annual period overall.

Within the individual MSCI country markets, the best performance for the annual period came from New Zealand and Austria. Germany, Sweden, Finland and Ireland were the worst performers within the MSCI EAFE Index. The United Kingdom remains the largest country in the MSCI EAFE Index, based on its representation of 27.7% of the market capitalization of the index. The more defensive U.K. market within the MSCI Europe Index returned -15.2% for the annual period. The financial sector grew in weight within the MSCI EAFE Index through the annual period, accounting at December 31, 2002, for 24.0% of the index's market capitalization.


INVESTMENT OBJECTIVE

Seeks to replicate as closely as possible (before the deduction of Portfolio expenses) the total return of the MSCI EAFE Index.

PORTFOLIO SUMMARY, AS OF 12/31/02

Net Assets ....................................................... $78.3 million
Number of Issues ........................................................... 963

LARGEST EQUITY HOLDINGS, AS OF 12/31/02

BP plc .................................................... Integrated Oil & Gas
Vodafone Group plc ......................... Wireless Telecommunication Services
GlaxoSmithKline plc ............................................ Pharmaceuticals
HSBS Holdings plc ........................................................ Banks
Novartis AG (Registered) ....................................... Pharmaceuticals
Royal Dutch Petroleum Co .................................. Integrated Oil & Gas
Nestle S.A. (Registered) ......................................... Food Products
TotalfinalElf S.A. ........................................ Integrated Oil & Gas
Nokia OYJ ......................................... Telecommunications Equipment
Royal Bank of Scotland Group plc ......................................... Banks

DISTRIBUTION OF EQUITY ASSETS BY REGION, AS OF 12/31/02

Europe ................................................................... 71.4%
Japan .................................................................... 21.2%
Australia & New Zealand ................................................... 4.9%
Southeast Asia ............................................................ 2.5%
  Total ................................................................. 100.0%

ANNUALIZED TOTAL RETURNS AS OF 12/31/02

                                                   1        3         SINCE
                                                  YEAR    YEARS      INCEPT.
Portfolio - IA Shares                               --%      --%    (16.82)%*
Portfolio - IB Shares                            (17.87)  (20.41)    (5.05)**
MSCI EAFE                                        (15.94)  (17.24)    (2.89)**

* Since inception as of March 25, 2002
** Since inception as of January 1, 1998

[GRAPHIC OMITTED]

[LINE CHART]

             PORTFOLIO
             CLASS IB
               SHARES             MSCI EAFE
Dec-97         10,000              10,000
Dec-98         12,007              12,000
Dec-99         15,309              15,235
Dec-00         12,610              13,076
Dec-01          9,398              10,273
Dec-02          7,718               8,635

EQ ADVISORS TRUST
EQ/ALLIANCE INTERNATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 2002

                                                   NUMBER               VALUE
                                                  OF SHARES            (NOTE 1)
-----------------------------------------------------------------------------------

         COMMON STOCKS:
         AUSTRALIA (0.8%)
         Australia & New Zealand Banking                           $
          Group Ltd.. . . . . . . . . . .           707,900              6,916,044
         BHP Billiton Ltd.. . . . . . . .            41,200                235,478
         National Australia Bank Ltd. . .            23,458                419,393
         Westpac Banking Corp.. . . . . .           147,900              1,145,136
                                                                    --------------
                                                                         8,716,051
                                                                    --------------
         AUSTRIA (0.4%)
         OMV AG . . . . . . . . . . . . .            45,500              4,468,209
                                                                    --------------
         BELGIUM (1.2%)
         Agfa Gevaert N.V.. . . . . . . .           168,000              3,746,340
         Delhaize Group^. . . . . . . . .            13,700                254,755
         Fortis*. . . . . . . . . . . . .           244,400              4,272,826
         Interbrew. . . . . . . . . . . .             8,159                192,645
         KBC Bankverzekeringsholding. . .           135,800              4,330,814
                                                                    --------------
                                                                        12,797,380
                                                                    --------------
         CANADA (2.4%)
         Bank of Nova Scotia. . . . . . .           381,900             12,730,000
         BCE, Inc.^ . . . . . . . . . . .           154,588              2,788,807
         Magna International, Inc.,
              Class A . . . . . . . . . .           121,662              6,782,360
         Manulife Financial Corp.*. . . .            33,400                727,071
         Quebecor World, Inc. . . . . . .            60,000              1,329,282

         Sun Life Financial Services of              70,000              1,183,504
          Canada, Inc.. . . . . . . . . .                           --------------
                                                                        25,541,024
                                                                    --------------
         DENMARK (0.0%)
         Danske Bank A/S. . . . . . . . .            30,000                495,875
                                                                    --------------
         FINLAND (3.0%)
         Fortum OYJ^. . . . . . . . . . .           749,100              4,913,136
         Nokia OYJ. . . . . . . . . . . .         1,454,296             23,120,885
         Stora Enso OYJ . . . . . . . . .           439,300              4,633,042
                                                                    --------------
                                                                        32,667,063
                                                                    --------------
         FRANCE (14.2%)
         Accor S.A. . . . . . . . . . . .            18,600                563,311
         Alcatel S.A^.. . . . . . . . . .            63,800                279,857
         Assurances Ben de France^. . . .           277,900              9,302,897
         BNP Paribas S.A. . . . . . . . .           811,180             33,053,970
         Carrefour S.A. . . . . . . . . .            10,200                454,163
         Compagnie de Saint-Gobain. . . .           298,420              8,755,967
         L'Oreal S.A. . . . . . . . . . .           385,147             29,322,631
         LVMH Moet Hennessy Louis Vuitton
          S.A.^ . . . . . . . . . . . . .           138,478              5,689,205
         Peugeot S.A. . . . . . . . . . .           149,000              6,076,144
         Sanofi-Synthelabo S.A. . . . . .           237,268             14,503,543
         Schneider Electric S.A.. . . . .           244,601             11,573,840
         Societe Generale, Class A. . . .           194,900             11,351,253
         TotalFinaElf S.A.. . . . . . . .           161,659             23,088,569
                                                                    --------------
                                                                       154,015,350
                                                                    --------------
         GERMANY (4.8%)
         Altana AG^ . . . . . . . . . . .            95,900              4,357,581
         AMB Generali Holding AG. . . . .            68,500              3,666,062
         BASF AG. . . . . . . . . . . . .            13,100                493,520
         Bayerische Motoren Werke (BMW)
          AG^ . . . . . . . . . . . . . .           311,563              9,465,280
         E.On AG. . . . . . . . . . . . .           130,400              5,254,699
         Hannover
          Rueckversicherungs AG*. . . . .            56,200              1,418,373
         HeidelbergerCement AG. . . . . .            88,431              3,280,446
         Merck KGaA . . . . . . . . . . .            90,500              2,384,703
         SAP AG . . . . . . . . . . . . .           111,048              8,705,031
                                                   NUMBER               VALUE
                                                  OF SHARES           (NOTE 1)
-----------------------------------------------------------------------------------

                                                                   $
         Schering AG. . . . . . . . . . .            84,700              3,688,676
         Siemens AG^. . . . . . . . . . .            23,500                998,762
         Volkswagen AG^ . . . . . . . . .           214,000              7,747,683
                                                                    --------------
                                                                        51,460,816
                                                                    --------------
         HONG KONG (0.6%)
         Cheung Kong (Holdings) Ltd.. . .           566,000              3,683,384
         Citic Pacific Ltd. . . . . . . .           200,000                369,306
         CLP Holdings Ltd.. . . . . . . .            13,000                 52,344
         Johnson Electric Holdings Ltd. .         1,114,000              1,221,366
         Li & Fung Ltd. . . . . . . . . .           344,000                326,426
         Wharf Holdings Ltd.^ . . . . . .           168,000                316,680
                                                                    --------------
                                                                         5,969,506
                                                                    --------------
         IRELAND (3.3%)
         Allied Irish Banks plc . . . . .           895,204             12,287,648
         Bank of Ireland. . . . . . . . .           951,500              9,775,309
         CRH plc. . . . . . . . . . . . .         1,115,250             13,809,986
                                                                    --------------
                                                                        35,872,943
                                                                    --------------
         ITALY (3.3%)
         Alleanza Assicurazioni^. . . . .           130,093                985,667
         Banca Intesa S.p.A.. . . . . . .         2,129,000              4,490,666
         Banca Nazionale Del
          Lavoro S.p.A.*. . . . . . . . .         3,093,800              3,425,182
         ENI S.p.A. . . . . . . . . . . .         1,313,769             20,886,739
         Parmalat Finanziaria S.p.A.^ . .         1,687,500              4,019,839
         Telecom Italia S.p.A.^ . . . . .           168,300              1,276,913
         UniCredito Italiano S.p.A. . . .           109,300                437,003
                                                                    --------------
                                                                        35,522,009
                                                                    --------------
         JAPAN (21.2%)
         Bridgestone Corp.^ . . . . . . .           924,000             11,445,858
         C & S Co., Ltd.. . . . . . . . .            22,700                295,347
         Canon, Inc.^ . . . . . . . . . .           994,000             37,441,476
         Daiichi Pharmaceutical Co., Ltd.           311,000              4,463,074
         Daiwa House Industry Co., Ltd. .           640,000              3,602,595
         East Japan Railway Co. . . . . .               100                496,334
         Fujisawa Pharmaceutical Co., Ltd.          187,000              4,278,293

         Funai Electric Co., Ltd. . . . .            18,300              2,140,423
         Hitachi Ltd. . . . . . . . . . .         1,348,000              5,168,450
         Honda Motor Co., Ltd.^ . . . . .           511,200             18,910,997
         Hoya Corp. . . . . . . . . . . .            69,500              4,866,816
         ITO EN Ltd.. . . . . . . . . . .            12,900                436,993
         Keyence Corp.. . . . . . . . . .            47,600              8,282,970
         Mitsubishi Corp. . . . . . . . .            50,000                305,469
         Mitsui Chemicals, Inc.^. . . . .            74,000                329,873
         Mitsui O.S.K. Lines, Ltd.. . . .         1,767,000              3,662,948
         Nippon Meat Packers, Inc.^ . . .           637,000              6,360,875
         Nissan Motor Co., Ltd. . . . . .         1,553,000             12,118,294
         Nomura Securities Co., Ltd.. . .            59,000                663,234
         Oji Paper Co., Ltd.^ . . . . . .           137,000                588,776
         Promise Co., Ltd.. . . . . . . .           124,900              4,452,069
         Ricoh Co., Ltd.. . . . . . . . .           529,000              8,679,220
         Sankyo Co., Ltd. . . . . . . . .           125,000              1,568,425
         Shin-Etsu Chemical Co., Ltd.^. .           685,700             22,477,231
         SMC Corp.. . . . . . . . . . . .           122,500             11,499,537
         Sumitomo Trust & Banking
          Co., Ltd.^. . . . . . . . . . .           934,000              3,785,742
         Takeda Chemical Industries Ltd..           592,100             24,747,754
         Takefuji Corp.^. . . . . . . . .           158,600              9,154,883
         Tanabe Seiyaku Co., Ltd. . . . .           448,000              3,911,081
         Tohoku Electric Power Co., Inc..           319,100              4,697,630
         Tokyo Electron Ltd.. . . . . . .            59,100              2,674,366
         Toyota Motor Corp. . . . . . . .            43,800              1,177,399
         Uny Co., Ltd.. . . . . . . . . .           444,000              4,343,844
                                                                    --------------
                                                                       229,028,276
                                                                    --------------

                                                  NUMBER               VALUE
                                                  OF SHARES           (NOTE 1)
-----------------------------------------------------------------------------------

         KOREA (0.9%)
         Samsung Electronics Co.,                                  $
          Ltd. (Foreign). . . . . . . . .             6,900              1,826,736
         Samsung Electronics Co.,
          Ltd. (GDR)^ . . . . . . . . . .            51,400              6,849,050
         SK Telecom Co., Ltd. (ADR)^. . .            32,560                695,156
                                                                    --------------
                                                                         9,370,942
                                                                    --------------
         LUXEMBOURG (0.2%)
         Arcelor* . . . . . . . . . . . .           168,800              2,076,056
                                                                    --------------
         NETHERLANDS (4.0%)
         ABN Amro Holdings N.V. . . . . .           343,999              5,624,237
         ASML Holding N.V.*^. . . . . . .            54,401                454,422
         DSM N.V. . . . . . . . . . . . .           299,700             13,643,170
         Heineken N.V.. . . . . . . . . .           214,734              8,382,677
         Koninklijke Ahold N.V. . . . . .           133,900              1,700,219
         Koninklijke Royal Philips
          Electronics N.V.. . . . . . . .            14,490                253,936
         Koninklijke Vopak N.V. . . . . .             1,600                 20,703
         Royal Dutch Petroleum Co.. . . .           288,100             12,682,773
         Wolters Kluwer N.V.. . . . . . .            20,783                362,039
                                                                    --------------
                                                                        43,124,176
                                                                    --------------
         NORWAY (0.2%)
         Norske Skogindustrier ASA. . . .           127,800              1,807,847
                                                                    --------------
         SINGAPORE (0.2%)
         Haw Par Corp. Ltd. . . . . . . .            13,900                 26,126
         United Overseas Bank Ltd.. . . .           340,000              2,313,058
                                                                    --------------
                                                                         2,339,184
                                                                    --------------
         SPAIN (4.4%)
         Banco Bilbao Vizcaya
          Argentaria S.A. . . . . . . . .         1,679,534             16,073,951
         Banco Santander Central
          Hispano S.A.. . . . . . . . . .           965,700              6,627,641
         Grupo Dragados S.A.. . . . . . .           425,500              7,233,585
         Iberdrola S.A.^. . . . . . . . .           242,200              3,393,082
         Inditex S.A.*^ . . . . . . . . .           294,970              6,967,746
         Telefonica S.A.* . . . . . . . .           856,988              7,671,191
                                                                    --------------
                                                                        47,967,196
                                                                    --------------
         SWEDEN (1.6%)
         Autoliv, Inc.. . . . . . . . . .           136,700              2,800,425
         Electrolux AB, Class B^. . . . .           504,600              7,962,827
         Nordea AB. . . . . . . . . . . .            17,300                 76,242
         Svenska Cellulosa AB, Class B. .           208,200              7,024,985
                                                                    --------------
                                                                        17,864,479
                                                                    --------------
         SWITZERLAND (5.1%)
         Centerpulse AG . . . . . . . . .            26,680              4,650,235
         Compagnie Financiere Richemont
          AG, Class A . . . . . . . . . .            10,315                192,469
         Credit Suisse Group. . . . . . .           140,267              3,043,328
         Givaudan . . . . . . . . . . . .             3,710              1,663,557
         Novartis AG (Registered) . . . .           655,961             23,933,776
         STMicroelectronics N.V.^ . . . .           410,937              8,055,474
         Swiss Reinsurance. . . . . . . .           210,929             13,836,162
                                                                    --------------
                                                                        55,375,001
                                                                    --------------
         TAIWAN (0.0%)

         Taiwan Semiconductor                       204,538                250,599
          Manufacturing Co., Ltd.*. . . .                           --------------

         UNITED KINGDOM (22.7%)
         AstraZeneca plc. . . . . . . . .            44,500              1,590,412
         Aviva plc. . . . . . . . . . . .         2,160,814             15,410,532
         AWG plc. . . . . . . . . . . . .            42,000                293,113
         BHP Billiton plc . . . . . . . .           162,829                869,639
         BP plc . . . . . . . . . . . . .         1,890,424             12,995,219
         British American Tobacco plc . .           416,100              4,156,579
                                                   NUMBER               VALUE
                                                  OF SHARES           (NOTE 1)
-----------------------------------------------------------------------------------

         British Sky Broadcasting plc*. .         2,683,461         $   27,605,312
         BT Group plc . . . . . . . . . .         1,892,210              5,940,192
         Capita Group plc . . . . . . . .         2,076,300              8,272,977
         Diageo plc . . . . . . . . . . .            81,153                881,871
         Dixons Group plc . . . . . . . .           757,600              1,768,498
         Electrocomponents plc. . . . . .           671,400              3,102,128
         GlaxoSmithKline plc. . . . . . .           635,700             12,199,021
         Kelda Group plc. . . . . . . . .           635,200              4,335,836
         Lloyds TSB Group plc . . . . . .           972,500              6,982,661
         National Grid Group plc. . . . .            61,763                453,902
         Next plc . . . . . . . . . . . .           391,591              4,643,035
         Pearson plc. . . . . . . . . . .           417,661              3,862,873
         Persimmon plc. . . . . . . . . .           350,000              2,400,348
         Reckitt Benckiser plc. . . . . .           727,650             14,115,820
         Reed Elsevier plc* . . . . . . .            55,000                471,054
         Rexam plc. . . . . . . . . . . .           667,600              4,556,997
         Royal & Sun Alliance Insurance
          Group plc . . . . . . . . . . .           614,400              1,194,359
         Royal Bank of Scotland Group plc         1,000,991             23,978,912

         Safeway plc. . . . . . . . . . .         3,076,900             10,563,284
         Shell Transport & Trading Co. plc        1,279,600              8,425,468
         Six Continents plc . . . . . . .           960,400              7,761,620
         Standard Chartered Bank plc. . .           721,900              8,204,994
         Tesco plc. . . . . . . . . . . .           176,922                552,561
         Vodafone Group plc . . . . . . .        22,702,861             41,391,896
         Whitbread plc. . . . . . . . . .           657,190              5,723,804
         Wolseley plc . . . . . . . . . .           147,500              1,238,348
                                                                    --------------
                                                                       245,943,265
                                                                    --------------
         TOTAL COMMON STOCKS (94.5%)
          (Cost $1,108,138,954) . . . . .                            1,022,673,247
                                                                    --------------

         PREFERRED STOCKS: (0.0%)
         GERMANY (0.0%)

         Volkswagen AG                                9,700                251,424
          (Cost $277,046) . . . . . . . .                           --------------
                                                   NUMBER
                                                 OF WARRANTS
                                                 -------------

         WARRANTS (0.4%):
         NETHERLANDS (0.4%)
         ABN Amro Bank N.V., 1/8/03*. . .             3,300                329,142
         ABN Amro Bank N.V., 1/10/03* . .         3,027,820              3,727,761
                                                                    --------------
          (Cost $7,169,306) . . . . . . .                                4,056,903
                                                                    --------------
                                                  PRINCIPAL
                                                   AMOUNT
                                                 -------------

         SHORT-TERM DEBT SECURITIES:
         TIME DEPOSIT (4.3%)
          J.P. Morgan Chase Nassau,              $
          0.73%, 1/2/03                          46,172,793
          (Amortized Cost $46,172,793)  .                               46,172,793
                                                                    --------------
         TOTAL INVESTMENTS (99.2%)
          (Cost/Amortized Cost
          $1,161,758,099) . . . . . . . .                            1,073,154,367

         OTHER ASSETS LESS LIABILITIES                                   9,249,167
          (0.8%)  . . . . . . . . . . . .                           --------------
         NET ASSETS (100%)  . . . . . . .                           $1,082,403,534
                                                                    ==============

EQ ADVISORS TRUST
EQ/ALLIANCE INTERNATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
December 31, 2002
--------------------------------------------------------------------------------


MARKET SECTOR DIVERSIFICATION
As a Percentage of Total Equity Investments

Consumer Discretionary . . . . . . . . .           15.9%
Consumer Staples . . . . . . . . . . . .            8.0
Energy . . . . . . . . . . . . . . . . .            8.5

Financials
    Banks. . . . . . . . . . . . . . . .   15.2
    Diversified Financials . . . . . . .    5.0
    Insurance. . . . . . . . . . . . . .    4.6
    Real Estate. . . . . . . . . . . . .    0.4
                                           ----
Total Financials . . . . . . . . . . . .           25.2
Health Care. . . . . . . . . . . . . . .           10.4
Industrials. . . . . . . . . . . . . . .            5.3
Information Technology . . . . . . . . .           11.4
Materials. . . . . . . . . . . . . . . .            7.7
Telecommunications Services. . . . . . .            5.8
Utilities. . . . . . . . . . . . . . . .            1.8
                                                  -----
                                                  100.0%
                                                  =====


---------
* Non-income producing.
^ All, or a portion, of security out on loan (Note 1).
  Glossary:
  ADR-- American Depositary Receipt
  GDR-- Global Depositary Receipt

--------------------------------------------------------------------------------
At December 31, 2002 the Portfolio had the following futures contracts open:
(Note 1)

                        NUMBER OF                                           UNREALIZED
                        CONTRACTS  EXPIRATION   ORIGINAL     VALUE AT     APPRECIATION/
PURCHASES               ---------     DATE        VALUE      12/31/02     (DEPRECIATION)
---------                          ----------  -----------  -----------  ----------------
EURX Euro . . . . . .     1,022     March-03   $26,319,744  $25,685,937     $(633,807)
TOPIX Index . . . . .       130     March-03     5,603,568    5,667,380        63,812
FTSE Index. . . . . .        90     March-03     9,324,983    9,141,738      (183,245)
                                                                            ---------

                                                                         $
                                                                             (753,240)
                                                                            =========


Investment security transactions for the year ended December 31, 2002 were as follows:

COST OF PURCHASES:
Stocks and long-term
 corporate debt
 securities . . . . . .                 $  563,403,924
NET PROCEEDS OF SALES
 AND REDEMPTIONS:
Stocks and long-term
 corporate debt
 securities . . . . . .                    149,145,075
As of December 31, 2002, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross
 unrealized appreciation                $   29,739,700
Aggregate gross
 unrealized depreciation                  (142,637,201)
                                        --------------
Net unrealized
 depreciation . . . . .                 $ (112,897,501)
                                        ==============
Federal income tax cost
 of investments . . . .                 $1,186,051,868
                                        ==============


At December 31, 2002, the Portfolio had loaned securities with a total value $49,597,646 which was secured by collateral of $52,138,684.

The Portfolio has a net capital loss carryforward of $459,201,153 of which $123,523,367 expires in the year 2008, $299,919,065 expires in the year 2009, and $35,758,721 expires in the year 2010.

Included in the capital loss carryforward amounts at December 31, 2002 are $396,478,116 of losses acquired from EQ/Alliance Global Portfolio as a result of the reorganizations as discussed in Note 8. Certain capital loss carryforwards may be subject to limitations on use persuant to applicable U.S. Federal Income Tax Law. Therefore, it is possible not all of these capital losses will be available for use.


                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 2002

                                           NUMBER                    VALUE
                                          OF SHARES                (NOTE 1)
-----------------------------------------------------------------------------------

         COMMON STOCKS:
         AUSTRALIA (3.8%)
                                                             $
         Alumina Ltd... . . . .                 13,778                      38,016
         Amcor Ltd. . . . . . .                 10,466                      50,035
         AMP Diversified
          Property Trust. . . .                  6,500                       9,553
         AMP Ltd. . . . . . . .                 13,913                      87,589
         Ansell Ltd.. . . . . .                  1,717                       7,251
         Aristocrat Leisure
          Ltd.^ . . . . . . . .                  2,793                       7,360
         Australia & New Zealand
          Banking Group Ltd.. .                 18,163                     177,449
         Australian Stock
          Exchange Ltd. . . . .                  1,022                       6,566
         BHP Billiton Ltd.. . .                 45,400                     259,483
         BHP Steel Ltd. . . . .                  9,080                      16,515
         Boral Ltd. . . . . . .                  7,720                      18,910
         Brambles Industries
          Ltd.. . . . . . . . .                 11,755                      31,111
         BRL Hardy  Ltd.. . . .                  1,616                       6,415
         Coca-Cola Amatil Ltd..                  5,557                      16,491
         Cochlear Ltd.. . . . .                    621                      13,631
         Coles Meyer Ltd. . . .                 13,911                      49,350
         Commonwealth Bank of
          Australia*. . . . . .                 15,317                     232,876
         Commonwealth Property
          Office Fund . . . . .                 12,568                       8,280
         Computershare Ltd. . .                  6,900                       7,188
         CSL Ltd. . . . . . . .                  2,013                      24,484
         CSR Ltd. . . . . . . .                 11,721                      41,713
         Deutsche Office Trust.                 11,727                       7,858
         Foster's Group Ltd.. .                 25,472                      64,545
         Futuris Corp., Ltd.. .                 10,090                       7,443
         Gandel Retail Trust* .                 11,485                       8,860
         General Property Trust                 24,380                      40,773
         Goodman Fielder Ltd.^.                 12,996                      13,026
         Harvey Norman Holdings
          Ltd.. . . . . . . . .                  6,437                       9,533
         Iluka Resources Ltd. .                  2,036                       5,274
         Insurance Australia
          Group Ltd.. . . . . .                 17,227                      26,580
         James Hardie Industries
          Ltd.. . . . . . . . .                  4,469                      17,188
         John Fairfax Holdings
          Ltd.. . . . . . . . .                  8,152                      14,781
         Leighton Holdings Ltd.                  1,347                       7,714
         Lend Lease Corp., Ltd.                  5,004                      27,389
         M.I.M. Holdings Ltd. .                 21,540                      18,315
         Macquarie Bank Ltd.. .                  2,408                      32,000
         Macquarie
          Infrastructure Group.                 23,848                      42,972
         Mayne Nickless Ltd.. .                 10,579                      19,420
         Mirvac Group . . . . .                  6,930                      16,155
         National Bank of
          Australia . . . . . .                 18,850                     337,009
         New Crest Mining Ltd..                  2,983                      12,094
         News Corp. Ltd.. . . .                 18,112                     117,083
         News Corp. Ltd.
          (Preferred Ordinary).                 23,813                     128,057
         OneSteel Ltd.* . . . .                  5,083                       5,152
         Orica Ltd. . . . . . .                  3,364                      19,890
         Origin Energy Ltd. . .                  7,062                      14,753
         PaperlinX Ltd. . . . .                  3,370                       9,659
         Patrick Corp. Ltd. . .                  1,800                      13,278
         Principal Office Fund
          Trust . . . . . . . .                  9,439                       7,973
         Publishing &
          Broadcasting Ltd. . .                  1,268                       6,176
         QBE Insurance Group
          Ltd.. . . . . . . . .                  6,911                      31,716
         Rio Tinto Ltd. . . . .                  3,858                      73,754
         Santos Ltd.. . . . . .                  8,017                      27,177
         Sonic Healthcare Ltd..                  2,096                       7,719
         Sons of Gwalia NL. . .                  1,262                       1,841
         Southcorp Ltd. . . . .                  6,538                      16,935
         Stockland Trust Group.                  9,286                      25,204
         Suncorp-Metway Ltd.. .                  6,788                      42,619
         Tab Ltd. . . . . . . .                  5,093                       8,690
         Tabcorp Holdings Ltd..                  4,619                      27,700
         Telstra Corp., Ltd.. .                 27,289                      67,766
         The Australian Gas
          & Light Co., Ltd.*. .                  5,279                      31,331
                                           NUMBER                    VALUE
                                          OF SHARES                 (NOTE 1)
-----------------------------------------------------------------------------------

                                                             $
         Transurban Group . . .                  4,645                      10,515
         Wesfarmers Ltd.. . . .                  4,504                      67,463
         Westfield Holdings Ltd.                 5,320                      40,292
         Westfield Trust (ASX
          Exchange)*. . . . . .                 25,422                      49,674
         Westfield Trust* . . .                    901                       1,725
         Westpac Banking Corp..                 21,153                     163,780
         WMC Resources Ltd.*. .                 13,778                      32,740
         Woodside Petroleum Ltd.                 5,898                      41,116
         Woolworths Ltd.. . . .                 12,895                      82,778
                                                              --------------------
                                                                         3,013,751
                                                              --------------------
         AUSTRIA (0.1%)
         Boehler-Uddeholm AG. .                    100                       4,631
         Erste Bank der
          Oesterreichischen
          Sparkassen AG . . . .                    330                      22,215
         Flughafen Wein AG. . .                    150                       5,037
         Mayr-Melnhof Karton AG                     60                       4,439
         Oesterreichische
          Elektrizitaetswirtschafts
          AG. . . . . . . . . .                     50                       4,257
         OMV AG . . . . . . . .                    160                      15,712
         Telekom Austria AG*. .                  2,240                      22,684
         VA Technologies AG . .                    150                       2,440
         Voest-Alpine Stahl AG.                    220                       5,345

         Wienerberger                              420                       7,471
          Baustoffindustrie AG.                               --------------------
                                                                            94,231
                                                              --------------------
         BELGIUM (0.9%)
         Agfa Gevaert N.V.. . .                  1,340                      29,882
         Barco N.V. . . . . . .                     74                       3,879
         Bekaert S.A. . . . . .                    186                       8,422
         Colruyt S.A. . . . . .                    212                      11,680
         D'Ieteren S.A. . . . .                     28                       3,790
         Delhaize Group . . . .                    892                      16,587
         Dexia. . . . . . . . .                  7,800                      96,832
         Electrabel S.A.. . . .                    366                      88,914
         Fortis (B) . . . . . .                 11,843                     208,790
         Fortis*. . . . . . . .                  1,260                          13
         Groupe Bruxelles
          Lambert S.A.. . . . .                    850                      34,796
         Interbrew. . . . . . .                  1,845                      43,563
         KBC
          Bankverzekeringsholding^               1,107                      35,303
         Omega Pharma S.A.. . .                    219                       6,279
         Solvay S.A., Class A .                    520                      35,852
         UCB S.A. . . . . . . .                  1,078                      33,937
         Umicore. . . . . . . .                    183                       7,899
                                                              --------------------
                                                                           666,418
                                                              --------------------
         DENMARK (0.6%)
         Bang & Olufsen AS. . .                    117                       2,364
         Carlsberg A/S, Class B                    300                      13,202
         Coloplast A/S. . . . .                    158                      11,495
         D/S 1912, Class B^ . .                      3                      21,064
         D/S Svendborg, Class B                      2                      20,344
         Danisco. . . . . . . .                    718                      24,395
         Danske Bank A/S. . . .                  6,709                     110,894
         DSV DE Sammenslut Vogn
          A/S . . . . . . . . .                    237                       5,759
         FLS Industries A/S,
          Class B*. . . . . . .                    430                       3,432
         GN Store Nord A/S*^. .                  2,613                       7,641
         Group 4 Flack A/S. . .                    821                      17,340
         ISS A/S* . . . . . . .                    531                      19,129
         Kobenhavns Lufthavne
          A/S . . . . . . . . .                     74                       5,332
         Lundbeck (H) A/S . . .                    840                      22,310
         NEG Micon A/S* . . . .                    219                       3,697
         NKT Holding A/S. . . .                    204                       2,133
         Novo-Nordisk A/S, Class
          B . . . . . . . . . .                  3,289                      95,022
         Novozymes A/S, Class B*                   683                      14,281
         Ostasiat Kompagni* . .                    235                       5,445
         TDC A/S. . . . . . . .                  1,594                      38,733
         TK Development A/S . .                    145                       1,045
                                           NUMBER                    VALUE
                                          OF SHARES                 (NOTE 1)
-----------------------------------------------------------------------------------

                                                             $
         Topdanmark A/S*. . . .                    293                       8,486
         Vestas Wind Systems A/S                 1,287                      12,818

         William Demant                            375                       8,079
          Holding*^ . . . . . .                               --------------------
                                                                           474,440
                                                              --------------------
         FINLAND (1.6%)
         Amer-Yhtymae OYJ . . .                    300                      10,987
         Fortum OYJ . . . . . .                  4,000                      26,235
         Instrumentarium OYJ. .                    600                      24,040
         KCI Konecranes . . . .                    200                       4,888
         Kesco OYJ. . . . . . .                    700                       8,888
         Kone Corp. . . . . . .                    400                      12,009
         Metso OYJ. . . . . . .                  1,300                      14,051
         Nokia OYJ. . . . . . .                 57,600                     915,744
         Orion-Yhtymae OYJ,
          Class B . . . . . . .                    400                       8,941
         Outokumpu OYJ. . . . .                  1,100                       9,581
         Pohjola Group plc,
          Class D . . . . . . .                    200                       3,121
         Rautaruukki OYJ. . . .                    900                       3,249
         Sampo-Leonia Insurance,
          Class A . . . . . . .                  3,500                      26,629
         Stora Enso OYJ . . . .                  8,300                      87,535
         TietoEnator OYJ. . . .                  1,000                      13,642
         Upm-Kymmene OYJ. . . .                  3,000                      96,335
         Uponor OYJ . . . . . .                    400                       8,177
         Wartsila OYJ, Class B.                    500                       6,307
                                                              --------------------
                                                                         1,280,359
                                                              --------------------
         FRANCE (7.3%)
         Accor S.A. . . . . . .                  2,395                      72,534
         Air Liquide. . . . . .                  1,233                     162,644
         Alcatel S.A^.. . . . .                 13,488                      59,165
         Alstom*. . . . . . . .                  2,675                      13,334
         Altran Technologies
          S.A.. . . . . . . . .                    709                       3,400
         Atos S.A.* . . . . . .                    179                       4,358
         Autoroutes du Sud de la
          France *. . . . . . .                    986                      23,829
         Aventis S.A. . . . . .                  8,204                     445,958
         AXA++. . . . . . . . .                 17,096                     229,458
         BNP Paribas S.A. . . .                  9,683                     394,563
         Bouygues S.A.. . . . .                  2,095                      58,524
         Business Objects S.A.*                    621                       9,143
         Cap Gemini S.A.^ . . .                  1,296                      29,621
         Carrefour S.A. . . . .                  6,503                     289,551
         Club Mediterranee S.A.*                    55                       1,322
         Compagnie de
          Saint-Gobain. . . . .                  3,868                     113,491
         Dassault Systemes S.A.^                   577                      12,437
         Essilor International
          S.A.. . . . . . . . .                  1,076                      44,319
         Etablissements
          Economiques du Casino
          Guichard-Perrachon
          S.A.. . . . . . . . .                    389                      28,881
         European Aeronautic
          Defence & Space Co. .                  3,216                      33,242
         France Telecom SA. . .                  5,120                      89,620
         Groupe Air France. . .                    720                       6,981
         Groupe Danone. . . . .                  1,547                     208,122
         Imerys S.A.* . . . . .                     63                       7,960
         L'Oreal S.A. . . . . .                  4,133                     314,660
         Lafarge S.A. . . . . .                  1,636                     123,267
         Legardere S.A. . . . .                  1,681                      68,286
         LVMH Moet Hennessy
          Louis Vuitton S.A.^ .                  2,688                     110,433
         Michelin, Class B
          (Registered). . . . .                  1,529                      52,725
         Pechiney S.A., Class A                    813                      28,530
         Pernod Ricard. . . . .                    556                      53,854
         Peugeot S.A. . . . . .                  1,964                      80,091
          Pinault-Printemps-Redoute
          S.A.. . . . . . . . .                    853                      62,749
         Publicis S.A.. . . . .                  1,163                      24,653
         Renault S.A. . . . . .                  1,849                      86,888
         Sagem S.A.^. . . . . .                    171                      11,574
         Sanofi-Synthelabo S.A.                  4,927                     301,174
         Schneider Electric S.A.                 2,417                     114,366
         Societe BIC S.A. . . .                    342                      11,790
         Societe Generale, Class
          A . . . . . . . . . .                  3,621                     210,892
         Societe Television
          Francaise . . . . . .                  1,431                      38,233
                                           NUMBER                    VALUE
                                          OF SHARES                (NOTE 1)
-----------------------------------------------------------------------------------

         Sodexho* . . . . . . .                  1,172            $         27,058
         Suez Lyonnaise des Eaux                10,094                     175,201
         Technip S.A. . . . . .                    219                      15,674
         Thales S.A.. . . . . .                    908                      24,040
         Thomson Multimedia*. .                  2,062                      35,184
         TotalFinaElf S.A.. . .                  6,955                     993,332
         TotalFinaElf S.A.-
          VVPR* . . . . . . . .                    783                           8
         TotalFinaElf S.A.,
          Class B . . . . . . .                    783                     110,926
         Union du Credit-Bail
          Immobilier. . . . . .                    457                      32,515
         Valero S.A.. . . . . .                    880                      27,612
         Vinci. . . . . . . . .                    831                      46,829
         Vivendi Universal S.A.                 11,272                     182,045
         Zodiac S.A.. . . . . .                    337                       6,857
                                                              --------------------
                                                                         5,713,903
                                                              --------------------
         GERMANY (4.6%)
         Adidas-Salomon AG. . .                    500                      42,501
         Aixtron AG . . . . . .                    450                       2,144
         Allianz AG . . . . . .                  2,267                     214,346
         Altana AG. . . . . . .                    800                      36,351
         BASF AG. . . . . . . .                  6,450                     242,993
         Bayer AG . . . . . . .                  8,350                     175,249
         Bayerische Hypothecken
          und Vereinsbank AG. .                  3,275                      50,864
         Bayerische Hypothecken
          und Vereinsbank AG
          (Vienna Listing). . .                    855                      13,548
         Beiersdorf AG. . . . .                    350                      38,933
         Buderus AG*. . . . . .                    650                      15,129
         Continental AG*. . . .                  1,200                      18,448
         DaimlerChrysler AG . .                 10,344                     316,422
         Deutsche Bank AG
          (Registered)++. . . .                  6,816                     314,003
         Deutsche Boerse AG . .                    700                      27,914
         Deutsche Lufthansa AG
          (Registered)* . . . .                  2,500                      23,638
         Deutsche Post AG . . .                  4,550                      47,795
         Deutsche Telekom AG
          (Registered). . . . .                 25,585                     328,092
         Douglas Holding AG . .                    110                       1,847
         E.On AG. . . . . . . .                  7,120                     286,913
         Epcos AG*. . . . . . .                    650                       6,657
         Fresenius Medical Care
          AG* . . . . . . . . .                    450                      18,889
         Gehe AG. . . . . . . .                    341                      13,204
         HeidelbergerCement AG.                    285                      10,572
         HeidelbergerCement AG
          (Brussels Exchange) .                    110                       4,069
         HeidelbergerCement
          AG-VVPR*+ . . . . . .                    110                          --
         Henkel KGaA. . . . . .                    700                      44,295
         Hugo Boss AG . . . . .                    500                       5,042
         Infineon Technologies
          AG* . . . . . . . . .                  4,050                      29,750
         KarstadtQuelle AG* . .                    600                      10,074
         Linde AG . . . . . . .                  1,050                      38,565
         M.A.N. AG. . . . . . .                  1,250                      17,315
         Marschollek,
          Lautenschlaeger und
          Partner AG^ . . . . .                    550                       5,541
         Merck KGaA . . . . . .                    500                      13,175
         Metro AG . . . . . . .                  1,830                      44,169
         Muenchener
          Rueckversicherungs-Gesellschaft
          AG (Registered) . . .                  1,274                     152,276
         ProSieben Media AG . .                  1,230                       8,119
         RWE AG . . . . . . . .                  4,450                     114,410
         RWE AG (Non-Voting). .                    550                      11,659
         SAP AG . . . . . . . .                  2,450                     192,055
         Schering AG. . . . . .                  2,200                      95,810
         Siemens AG . . . . . .                  9,750                     414,380
         TUI AG . . . . . . . .                  1,693                      28,337
         Thyssen Krupp AG . . .                  4,050                      45,646
         Volkswagen AG. . . . .                  2,720                      98,475

         WCM Beteiligungs &                      2,266                       6,254
          Grundbesitz*. . . . .                               --------------------
                                                                         3,625,868
                                                              --------------------
                                                  NUMBER                   VALUE
                                                 OF SHARES                (NOTE 1)
-----------------------------------------------------------------------------------

         GREECE (0.3%)
         Alpha Bank A.E.. . . .                  1,820            $         21,964
         Aluminium of Greece. .                    100                       1,849
         Athens Water Supply
          & Sewage Co. S.A. . .                    370                       1,406
         Attica Enterprises . .                    660                       1,711
         Bank of Piraeus. . . .                  1,140                       7,202
         Coca-Cola Hellenic
          Bottling Co. S.A. . .                  1,170                      16,256
         Commercial Bank of
          Greece. . . . . . . .                    790                      12,021
         EFG Eurobank Ergasias.                  1,920                      22,566
         Folli-Follie S.A.. . .                    170                       2,876
         Greek Organization of
          Football Prognostics.                    951                      10,079
         Hellenic Duty Free
          Shops S.A.. . . . . .                    270                       1,717
         Hellenic Petroleum S.A.                 1,140                       6,628
         Hellenic Technodomiki
          S.A.. . . . . . . . .                    730                       4,520
         Hellenic
          Telecommunications
          S.A.. . . . . . . . .                  3,970                      43,744
         Intracom S.A.. . . . .                    930                       4,157
         M.J. Maillis S.A.. . .                    370                       1,561
         National Bank of Greece
          S.A.. . . . . . . . .                  1,660                      23,517
         Papastratos Cigarettes
          Co. . . . . . . . . .                    200                       3,408
         Public Power Corp. . .                    580                       8,034
         Technical Olympic S.A.                    880                       3,010
         Titan Cement Co. S.A..                    360                      13,774
         Viohalco . . . . . . .                  1,180                       4,681
         Vodafone Panafon S.A..                  2,260                      13,091
                                                              --------------------
                                                                           229,772
                                                              --------------------
         HONG KONG (1.3%)
         ASM Pacific Technology                  2,000                       3,847
         Bank of East Asia Ltd.                 16,535                      28,306
         BOC Hong Kong Holdings
          Ltd.* . . . . . . . .                 32,000                      32,827
         Cathay Pacific Airways                 12,000                      16,388
         Cheung Kong (Holdings)
          Ltd.. . . . . . . . .                 18,000                     117,139
         Cheung Kong
          Infrastructure
          Holdings Ltd. . . . .                  5,000                       8,559
         CLP Holdings Ltd.. . .                 22,200                      89,388
         Esprit Holdings Ltd. .                  5,585                       9,418
         Giordano International
          Ltd.. . . . . . . . .                 16,000                       6,258
         Hang Lung Properties
          Ltd.. . . . . . . . .                 14,000                      13,554
         Hang Seng Bank Ltd.. .                  9,300                      98,982
         Henderson Land
          Development Co., Ltd.                  7,000                      21,004
         Hong Kong & China Gas
          Co., Ltd. . . . . . .                 46,017                      59,598
         Hong Kong Electric
          Holdings Ltd. . . . .                 17,000                      64,308
         Hong Kong Exchanges
          & Clearing Ltd. . . .                 12,000                      15,080
         Hutchison Whampoa Ltd.                 26,300                     164,577
         Hysan Development Co.
          Ltd.. . . . . . . . .                  8,367                       6,223
         Johnson Electric
          Holdings Ltd. . . . .                 18,000                      19,735
         Li & Fung Ltd. . . . .                 19,000                      18,029
         MTR Corp. Ltd.*. . . .                 15,000                      15,869
         New World Development
          Co. Ltd.. . . . . . .                 17,768                       8,886
         Pacific Century
          CyberWorks Ltd.*. . .                111,006                      17,508
         Shangri-LA Asia Ltd. .                 12,000                       7,848
         Sino Land Co. Ltd. . .                 20,531                       6,582
         South China Morning
          Post Holdings . . . .                 12,000                       5,001
         Sun Hung Kai Properties
          Ltd.. . . . . . . . .                 16,235                      96,181
         Swire Pacific Ltd.,
          Class A . . . . . . .                 11,500                      43,945
         Television Broadcasts
          Ltd.. . . . . . . . .                  3,000                       9,463
         Wharf Holdings Ltd.. .                 15,029                      28,330
                                                              --------------------
                                                                         1,032,833
                                                              --------------------
         IRELAND (0.6%)
         Allied Irish Banks plc
               (London Exchange)                10,051                     137,961
         Allied Irish Banks plc                    769                      10,378
         Bank of Ireland. . . .                 12,306                     126,427
                                                  NUMBER                   VALUE
                                                 OF SHARES                (NOTE 1)
-----------------------------------------------------------------------------------

         CRH plc. . . . . . . .                  6,395            $         78,853
         DCC plc. . . . . . . .                    939                       9,657
         Elan Corp. plc*. . . .                  4,300                       9,250
         Greencore Group. . . .                  1,835                       4,910
         Independent News &
          Media plc . . . . . .                  2,795                       4,553
         Independent Newspapers
          plc . . . . . . . . .                  3,294                       5,185
         Irish Permanent plc. .                  3,422                      36,988
         Kerry Group plc, Class
          A . . . . . . . . . .                  1,466                      19,615
         Ryanair Holdings plc*.                  4,640                      32,867
         Waterford Wedgewood plc                 6,924                       3,560
                                                              --------------------
                                                                           480,204
                                                              --------------------
         ITALY (3.2%)
         Acea S.p.A.. . . . . .                  1,077                       4,769
         Alitalia S.p.A.* . . .                 19,611                       4,980
         Alleanza Assicurazioni                  5,531                      41,906
         Arnoldo Mondadori
          Editore S.p.A.. . . .                  1,774                      10,984
         Assicurazioni Generali
          S.p.A.. . . . . . . .                 12,438                     255,826
         Autogrill S.p.A.*. . .                  1,517                      11,812
         Autostrade S.p.A . . .                 10,097                     100,448
         Banca Fideuram S.p.A..                  3,507                      16,487
         Banca Monte dei Paschi
          di Siena S.p.A. . . .                  9,072                      21,373
         Banca Nazionale Del
          Lavoro S.p.A.*. . . .                 18,744                      20,752
         Banco Popolare di
          Milano S.p.A.*. . . .                  4,357                      15,866
         Benetton Group S.p.A..                    769                       6,859
         Bulgari S.p.A. . . . .                  1,624                       7,703
         Capitalia S.p.A.^. . .                 15,358                      19,630
         e.Biscom S.p.A.* . . .                    109                       3,123
         Enel S.p.A.. . . . . .                 25,872                     134,664
         ENI S.p.A. . . . . . .                 33,980                     540,225
         Fiat S.p.A. (RNC)*^. .                  2,905                      23,626
         Fiat S.p.A.. . . . . .                    818                       3,588
         FinecoGroup S.p.A.*^ .                 16,313                       7,618
         Gruppo Editoriale
          L'Espresso S.p.A.^. .                  2,428                       7,924
         Intesabci S.p.A. . . .                 42,935                      90,562
         Intesabci S.p.A. (RNC)                  9,622                      15,853
         Italcementi S.p.A. . .                  1,117                      11,253
         Italgas S.p.A. . . . .                  2,477                      33,688
         Luxottica Group S.p.A.                  1,588                      20,947
         Mediaset S.p.A.. . . .                  7,201                      54,862
         Mediobanca S.p.A.. . .                  5,361                      44,106
         Mediolanum S.p.A.^ . .                  2,461                      12,680
         Parmalat Finanziaria
          S.p.A.^ . . . . . . .                  5,331                      12,699
         Pirelli S.p.A.^. . . .                 12,641                      11,674
         Riunione Adriatica di
          Sicurta S.p.A. (RNC)^                  4,386                      53,391
         San Paolo IMI S.p.A. .                 10,414                      67,756
         Seat-Pagine Gialle
          S.p.A.*^. . . . . . .                 59,624                      40,607
         Snam Rete Gas S.p.A. .                  9,020                      30,763
         Snia S.p.A.* (REIT). .                  2,355                       4,485
         Telecom Italia Mobile
          S.p.A.. . . . . . . .                 46,271                     211,221
         Telecom Italia S.p.A.^                 29,039                     220,323
         Telecom Italia S.p.A.
          (RNC) . . . . . . . .                 24,769                     125,024
         Tiscali S.p.A.*. . . .                  1,785                       8,017

         UniCredito Italiano                    41,947                     167,712
          S.p.A.. . . . . . . .                               --------------------
                                                                         2,497,786
                                                              --------------------
         JAPAN (17.3%)
         77 Bank Ltd. . . . . .                  3,000                      12,286
         Acom Co., Ltd. . . . .                  1,000                      32,864
         Aderans Co., Ltd.. . .                    100                       2,233
         Advantest Corp.. . . .                  1,000                      44,830
         Aeon Co., Ltd. . . . .                  3,000                      71,037
         Aeon Credit Service
          Co., Ltd. . . . . . .                    100                       3,632
         Aiful Corp.. . . . . .                    400                      15,033
         Ajinomoto Co.. . . . .                  7,000                      73,085
                                                   NUMBER                  VALUE
                                                 OF SHARES                (NOTE 1)
-----------------------------------------------------------------------------------

         All Nippon Airways
          Co.*^ . . . . . . . .                  3,000            $          5,536
         Alps Electric Co., Ltd.                 1,000                      11,039
         Amada Co., Ltd.. . . .                  4,000                      10,921
         Aoyamma Trading Co.,
          Ltd.. . . . . . . . .                    900                      12,665
         Asahi Breweries Ltd.^.                  6,000                      39,336
         Asahi Glass Co., Ltd..                  9,000                      55,136
         Asahi Kasei Corp.. . .                 17,000                      42,117
         Asatsu-DK, Inc.. . . .                    100                       1,774
         Ashikaga Bank Ltd.*. .                  2,000                       2,309
         Autobacs Seven Co.,
          Ltd.* . . . . . . . .                    100                       2,043
         Bank of Fukuoka Ltd.^.                  6,000                      24,067
         Bank of Yokohama . . .                 13,000                      51,378
         Banyu Pharmaceutical
          Co., Ltd. . . . . . .                  1,000                       9,387
         Bellsystem 24, Inc.. .                     20                       3,905
         Benesse Corp.. . . . .                  1,200                      13,449
         Bridgestone Corp.. . .                  8,000                      99,098
         Canon, Inc.. . . . . .                 10,000                     376,675
         Capcom Co. Ltd.. . . .                    200                       3,012
         Casio Computer Co.,
          Ltd.. . . . . . . . .                  3,000                      16,710
         Central Japan Railway
          Co. . . . . . . . . .                     12                      74,728
         Chubu Electric Power
          Co., Inc.^. . . . . .                  7,100                     126,839
         Chugai Pharmaceutical
           Co., Ltd.. . . . . .                  3,000                      28,567
         Citizen Watch Co., Ltd.                 3,000                      13,373
         Credit Saison Co., Ltd.                 1,100                      18,771
         CSK Corp.^ . . . . . .                  1,000                      20,983
         Dai Nippon Printing
          Co., Ltd. . . . . . .                  7,000                      77,450
         Daiei, Inc.* . . . . .                  3,500                       3,805
         Daiichi Pharmaceutical
          Co., Ltd. . . . . . .                  3,000                      43,052
         Daikin Industries Ltd.                  2,000                      31,685
         Daimaru, Inc.. . . . .                  1,000                       2,983
         Dainippon Ink and
          Chemicals, Inc.*. . .                 10,000                      16,011
         Daito Trust
          Construction Co.. . .                  1,300                      28,756
         Daiwa House Industry
          Co., Ltd. . . . . . .                  5,000                      28,145
         Daiwa Securities Group
          Ltd.. . . . . . . . .                 15,000                      66,613
         Denki Kogyo. . . . . .                  2,000                       4,365
         Denso Corp.. . . . . .                  6,300                     103,363
         Dowa Mining Co., Ltd..                  2,000                       8,427
         East Japan Railway Co.                     40                     198,534
         Ebara Corp.. . . . . .                  4,000                      12,370
         Eisai Co., Ltd.. . . .                  3,000                      67,372
         Familymart Co. . . . .                    400                       7,837
         Fanuc Ltd. . . . . . .                  1,300                      57,512
         Fast Retailing Co.,
          Ltd.. . . . . . . . .                    500                      17,612
         Fuji Electric Co., Ltd.                 3,000                       5,233
         Fuji Machine
          Manufacturing Co. . .                    600                       5,663
         Fuji Photo Film Co.,
          Ltd.. . . . . . . . .                  5,000                     163,057
         Fuji Soft ABC, Inc.. .                    600                       9,480
         Fuji Television
          Network, Inc. . . . .                      4                      16,112
         Fujikura, Ltd. . . . .                  2,000                       4,753
         Fujisawa Pharmaceutical
          Co., Ltd. . . . . . .                  3,000                      68,636
         Fujitsu Ltd. . . . . .                 20,000                      57,133
         Furukawa Electric Co.,
          Ltd.. . . . . . . . .                  7,000                      14,688
         Gunma Bank Ltd.^ . . .                  4,000                      17,393
         Gunze Ltd. . . . . . .                  1,000                       3,682
         Hino Motors Ltd. . . .                  1,000                       3,430
         Hirose Electric Co.,
          Ltd.. . . . . . . . .                    400                      30,538
         Hitachi Ltd. . . . . .                 36,000                     138,030
         Hitachi Software
          Engineering Co., Ltd.                    100                       2,275
         Hokuriku Bank Ltd.*. .                  2,000                       2,697
         Honda Motor Co., Ltd..                  7,700                     284,849
         House Foods Corp.. . .                  1,000                       9,446
         Hoya Corp. . . . . . .                  1,400                      98,037
         Isetan Co., Ltd. . . .                  2,000                      13,719
         Ishikawajima-Harima
          Heavy Industries Co.,
          Ltd.. . . . . . . . .                 18,000                      16,382
         ITO EN Ltd.. . . . . .                    100                       3,388
         Ito-Yokado Co., Ltd. .                  4,000                     117,974
         Itochu Corp. . . . . .                 16,000                      34,651
                                                   NUMBER                  VALUE
                                                 OF SHARES                (NOTE 1)
-----------------------------------------------------------------------------------

         Itochu Techno-Science
          Corp. . . . . . . . .                    600            $         12,716
         Japan Airlines System
          Corp.*. . . . . . . .                 10,000                      21,320
         Japan Tobacco, Inc.. .                     10                      66,908
         JFE Holdings, Inc.*. .                  5,400                      65,572
         JGC Corp.. . . . . . .                  1,000                       5,595
         Joyo Bank Ltd. . . . .                  8,000                      22,247
         JSR Corp.. . . . . . .                  1,000                      10,045
         Kajima Corp.^. . . . .                 12,000                      26,797
         Kamiguma Co.,  Ltd.. .                  1,000                       4,803
         Kaneka Corp. . . . . .                  4,000                      21,404
         Kansai Electric Power
          Co., Inc. . . . . . .                  8,600                     129,938
         Kao Corp.. . . . . . .                  7,000                     153,661
         Kawasaki Heavy
          Industries Ltd.*. . .                 21,000                      16,634
         Kawasaki Kisen Kaisha
          Ltd.. . . . . . . . .                  2,000                       3,438
         Keihin Electric Express
          Railway Co., Ltd. . .                  4,000                      18,202
         Keio Teito Electric
          Railway Co., Ltd. . .                  6,000                      31,802
         Keyence Corp.. . . . .                    300                      52,204
         Kikkoman Corp. . . . .                  1,000                       6,935
         Kinden Corp. . . . . .                  2,000                       7,382
         Kinki Nippon Railway
          Co., Ltd.*. . . . . .                 20,000                      43,145
         Kirin Brewery Co.,
          Ltd.^ . . . . . . . .                  9,000                      57,260
         Kokuyo Co., Ltd. . . .                  1,000                       8,317
         Komatsu Ltd.^. . . . .                 11,000                      35,873
         Komori Corp. . . . . .                  1,000                      10,171
         Konami Co., Ltd. . . .                  1,300                      30,016
         Konica Corp. . . . . .                  2,000                      14,511
         Kubuta Corp. . . . . .                 14,000                      37,988
         Kuraray Co., Ltd.. . .                  5,000                      31,010
         Kurita Water Industries
          Ltd.. . . . . . . . .                  2,000                      20,140
         Kyocera Corp.. . . . .                  2,100                     122,280
         Kyowa Hakko Kogyo Co.,
          Ltd.. . . . . . . . .                  5,000                      20,730
         Kyushu Electric Power
          Co., Inc.^. . . . . .                  4,000                      58,515
         Lawson, Inc. . . . . .                    500                      12,050
         Mabuchi Motor Co., Ltd.                   300                      27,606
         Marubeni Corp.^. . . .                 18,000                      16,533
         Marui Co., Ltd.. . . .                  4,000                      39,167
         Matsushita Electric
          Industrial Co., Ltd.^                 26,000                     256,341
         Matsushita Electric
          Works Ltd.. . . . . .                  4,000                      24,741
         Meiji Milk Products. .                  4,000                      12,606
         Meiji Seika Kaisha
          Ltd.^ . . . . . . . .                  6,000                      17,646
         Meitec Corp. . . . . .                    200                       4,888
         Millea Holdings, Inc.*                     17                     122,339
         Minebea Co., Ltd.. . .                  4,000                      13,921
         Mitsubishi Chemical
          Corp.*. . . . . . . .                 23,000                      45,934
         Mitsubishi Corp.^. . .                 13,000                      79,422
         Mitsubishi Electric
          Corp.*. . . . . . . .                 21,000                      48,487
         Mitsubishi Estate Co.,
          Ltd.. . . . . . . . .                 12,000                      91,413
         Mitsubishi Heavy
          Industries Ltd. . . .                 35,000                      85,531
         Mitsubishi Logistics
          Corp. . . . . . . . .                  2,000                       9,758
         Mitsubishi Materials
          Corp. . . . . . . . .                 15,000                      16,432
         Mitsubishi Rayon Co.,
          Ltd.. . . . . . . . .                  9,000                      20,553
         Mitsubishi Tokyo
          Finance Group, Inc. .                     43                     233,715
         Mitsui & Co., Ltd. . .                 14,000                      65,358
         Mitsui Chemicals, Inc.^                 5,000                      22,289
         Mitsui Engineering &
          Shipbuilding Co.,
          Ltd.* . . . . . . . .                  2,000                       1,449
         Mitsui Fudosan Co.,
          Ltd.. . . . . . . . .                  9,000                      58,397
         Mitsui Marine & Fire
          Insurance Co., Ltd. .                 17,000                      78,217
         Mitsui Mining &
          Smelting Co., Ltd.. .                  5,000                      11,545
         Mitsui O.S.K. Lines,
          Ltd.. . . . . . . . .                  5,000                      10,365
         Mitsui Trust & Banking^                 6,000                       9,758
         Mitsukoshi Ltd.^ . . .                  7,000                      14,570
         Mitsumi Electric Co.,
          Ltd.. . . . . . . . .                    300                       2,733
         Mizuho Holding, Inc.^.                     71                      66,411
                                                  NUMBER                   VALUE
                                                 OF SHARES                (NOTE 1)
-----------------------------------------------------------------------------------

         Murata Manufacturing                                $
          Co., Ltd. . . . . . .                  2,900                     113,634
         NAMCO Ltd. . . . . . .                    700                      11,727
         NEC Corp.* . . . . . .                 18,000                      67,346
         Net One Systems Co.,
          Ltd.. . . . . . . . .                      1                       4,256
         NGK Insulators Ltd.. .                  4,000                      21,842
         NGK Spark Plug Co.,
          Ltd.. . . . . . . . .                  2,000                      12,943
         Nichirei Corp. . . . .                  1,000                       2,806
         Nidec Corp.. . . . . .                    500                      31,179
         Nikko Securities Co.,
          Ltd.. . . . . . . . .                 14,000                      47,190
         Nikon Corp.* . . . . .                  4,000                      30,067
         Nintendo Ltd.. . . . .                  1,200                     112,143
         Nippon COMSYS Corp.. .                  2,000                       6,775
         Nippon Express Co.,
          Ltd.. . . . . . . . .                 11,000                      43,103
         Nippon Meat Packers,
          Inc.. . . . . . . . .                  3,000                      29,957
         Nippon Mining Holdings,
          Inc.. . . . . . . . .                  8,000                      10,719
         Nippon Mitsubishi Oil
          Co. . . . . . . . . .                 17,000                      77,071
         Nippon Sheet Glass Co.,
          Ltd.. . . . . . . . .                  5,000                       8,974
         Nippon Steel Corp.*. .                 67,000                      78,478
         Nippon System
          Development . . . . .                    100                       1,171
         Nippon Telegraph
          & Telephone Corp. . .                     66                     239,707
         Nippon Unipac Holding.                     12                      52,077
         Nippon Yusen Labushiki
          Kaisha. . . . . . . .                 12,000                      40,448
         Nissan Motor Co., Ltd.                 28,000                     218,488
         Nisshin Flour Milling.                  3,000                      19,971
         Nissin Food Products
          Co., Ltd. . . . . . .                  1,000                      22,331
         Nitto Denko Corp.. . .                  1,800                      51,268
         Nomura Securities Co.,
          Ltd.. . . . . . . . .                 22,000                     247,308
         NSK Ltd. . . . . . . .                  6,000                      15,471
         NTN Corp.^ . . . . . .                  3,000                      10,365
         NTT Data Corp. . . . .                     17                      46,987
         NTT DoCoMo, Inc. . . .                    213                     393,082
         Obayashi Corp. . . . .                 10,000                      22,247
         Oji Paper Co., Ltd.. .                 11,000                      47,274
         Oki Electric Industries
          Co., Ltd.*. . . . . .                  2,000                       3,236
         Olympus Optical Co.,
          Ltd.. . . . . . . . .                  3,000                      48,892
         Omron Corp.. . . . . .                  3,000                      44,240
         Onward Kashiyama Co.,
          Ltd.. . . . . . . . .                  2,000                      15,674
         Oracle Corp. Japan . .                    600                      14,536
         Oriental Land Co., Ltd.                   600                      36,353
         Orix Corp. . . . . . .                    900                      58,018
         Osaka Gas Co., Ltd.^ .                 26,000                      64,195
         Pioneer Corp.. . . . .                  1,700                      31,874
         Promise Co., Ltd.. . .                  1,000                      35,645
         Ricoh Co., Ltd.. . . .                  7,000                     114,848
         Resona Holdings, Inc.*                 57,000                      31,221
         Rohm Co., Ltd. . . . .                  1,300                     165,526
         Sankyo Co., Ltd. . . .                  4,000                      50,190
         Sanrio Co., Ltd. . . .                  1,000                       4,972
         Sanyo Electric Co.,
          Ltd.. . . . . . . . .                 18,000                      46,869
         Secom Co.. . . . . . .                  2,600                      89,172
         Sega Corp.*. . . . . .                  1,400                      13,803
         Sekisui Chemical Co.,
          Ltd.. . . . . . . . .                  7,000                      18,109
         Sekisui House Ltd. . .                  6,000                      42,471
         Seven-Eleven Japan Co.,
          Ltd.^ . . . . . . . .                  5,000                     152,524
         Sharp Corp.. . . . . .                 11,000                     104,466
         Shimachu Co.,  Ltd.. .                    200                       4,045
         Shimamura Co., Ltd.. .                    300                      19,112
         SHIMANO, Inc. *. . . .                  1,000                      15,168
         Shimizu Corp.. . . . .                  9,000                      22,525
         Shin-Etsu Chemical Co.,
          Ltd.. . . . . . . . .                  4,500                     147,510
         Shionogi & Co., Ltd. .                  4,000                      56,560
         Shiseido Co., Ltd. . .                  5,000                      65,012
         Shizuoka Bank Ltd.^. .                  8,000                      51,572
         Showa Denko K.K.*. . .                  7,000                       8,907
         Showa Shell Sekiyu K.K.                 3,000                      20,831
         Skylark Co., Ltd.. . .                  1,000                      13,264
         SMC Corp.. . . . . . .                    600                      56,324
                                                   NUMBER                  VALUE
                                                 OF SHARES                (NOTE 1)
-----------------------------------------------------------------------------------

                                                             $
         Softbank Corp.^. . . .                  2,800                      31,971
         Sompo Japan Insurance,
          Inc.. . . . . . . . .                  8,000                      46,718
         Sony Corp. . . . . . .                 10,700                     447,223
         Stanley Electric Co. .                  1,000                      11,165
         Sumitomo Bakelite Co.,
          Ltd.. . . . . . . . .                  1,000                       4,129
         Sumitomo Chemical Co.,
          Ltd.^ . . . . . . . .                 15,000                      59,282
         Sumitomo Corp. . . . .                 10,000                      42,976
         Sumitomo Electric
          Industries. . . . . .                  7,000                      45,361
         Sumitomo Heavy
          Industries* . . . . .                 11,000                       6,118
         Sumitomo Metal
          Industries* . . . . .                 29,000                      10,508
         Sumitomo Metal Mining
          Co. . . . . . . . . .                  4,000                      16,685
         Sumitomo Mitsui
          Financial Group, Inc.^                    46                     143,811
         Sumitomo Osaka Cement
          Co., Ltd. . . . . . .                  7,000                       9,202
         Sumitomo Realty &
          Development^. . . . .                  3,000                      12,210
         Sumitomo Trust &
          Banking Co., Ltd. . .                  9,000                      36,479
         Suruga Bank Ltd. . . .                  1,000                       3,935
         Suzuken Co., Ltd.. . .                    200                       4,820
         Taiheiyo Cement Corp.*^                 6,000                       7,584
         Taisei Corp. . . . . .                  7,000                      11,149
         Taisho Pharmaceutical
          Co., Ltd. . . . . . .                  2,000                      29,409
         Taiyo Yuden Co., Ltd..                  1,000                      10,601
         Takara Shuzo Co., Ltd.^                 2,000                       8,713
         Takashimaya Co., Ltd.^                  4,000                      15,674
         Takeda Chemical
          Industries Ltd. . . .                 10,000                     417,966
         Takefuji Corp. . . . .                  1,020                      58,878
         TDK Corp.. . . . . . .                  1,200                      48,336
         Teijin Ltd.. . . . . .                 12,000                      28,718
         Teikoku Oil Co., Ltd..                  1,000                       3,994
         Terumo Corp. . . . . .                  2,000                      27,673
         The Chiba Bank Ltd.. .                  5,000                      15,927
         THK Co., Ltd.. . . . .                    800                       8,811
         TIS, Inc.. . . . . . .                    100                       1,476
         Tobu Railway Co., Ltd.                  7,000                      18,581
         Toda Corp. . . . . . .                  3,000                       5,031
         Toho Co., Ltd. . . . .                  2,000                      19,196
         Tohoku Electric Power
          Co., Inc. . . . . . .                  5,500                      80,968
         Tokyo Electric Power .                 14,000                     266,032
         Tokyo Electron Ltd.. .                  1,900                      85,978
         Tokyo Gas Co., Ltd.. .                 31,000                      97,177
         Tokyo Style. . . . . .                  1,000                       8,477
         Tokyu Corp.. . . . . .                 14,000                      49,313
         TonenGeneral Sekiyu
          K.K.^ . . . . . . . .                  3,000                      19,719
         Toppan Printing. . . .                  7,000                      52,675
         Toray Industries, Inc.                 17,000                      36,100
         Toshiba Corp.* . . . .                 35,000                     109,716
         Tosoh Corp.. . . . . .                  7,000                      16,870
         Tostem Corp. . . . . .                  3,000                      45,504
         Toto Ltd.. . . . . . .                  5,000                      18,497
         Toyo Seikan Kaisha Ltd.                 2,000                      23,848
         Toyobo Co. Ltd.. . . .                  2,000                       2,612
         Toyoda Gosei Co. Ltd..                    300                       5,637
         Toyota Automatic
          Loom Works Ltd. . . .                  1,200                      18,050
         Toyota Motor Corp. . .                 28,400                     763,428
         Trans Cosmos . . . . .                    300                       3,066
         Trend Micro, Inc.*^. .                  1,500                      25,659
         Ube Industries Ltd.. .                  4,000                       4,011
         UFJ Holdings, Inc. . .                     41                      41,460
         Uni-Charm Corp.. . . .                    700                      27,783
         Uny Co., Ltd.. . . . .                  2,000                      19,567
         Ushio, Inc.. . . . . .                  1,000                      10,955
         Wacaol Corp. . . . . .                  2,000                      15,421
         West Japan Railway Co.                     10                      35,477
         World Co., Ltd.. . . .                    700                      13,449
         Yakult Honsha Co., Ltd.                 2,000                      22,786
         Yamada Denki Co., Ltd.^                   900                      18,998
                                                  NUMBER                   VALUE
                                                 OF SHARES                (NOTE 1)
-----------------------------------------------------------------------------------

                                                             $
         Yamaha Corp. . . . . .                  2,000                      18,488
         Yamaha Motor Corp. Ltd.                 1,000                       8,258
         Yamanouchi
          Pharmaceutical Co.,
          Ltd.. . . . . . . . .                  4,000                     115,952
         Yamato Transport Co.,
          Ltd.. . . . . . . . .                  5,000                      65,307
         Yamazaki Banking Co.,
          Ltd.. . . . . . . . .                  2,000                      11,208
         Yokogawa Electric Corp.                 2,000                      12,421
                                                              --------------------
                                                                        13,550,936
                                                              --------------------
         LUXEMBOURG (0.1%)
         Arcelor* . . . . . . .                  3,918                      48,187
                                                              --------------------
         NETHERLANDS (4.5%)
         ABN Amro Holdings N.V.                 16,844                     275,392
         Aegon N.V. . . . . . .                 15,239                     196,059
         Akzo Nobel N.V.. . . .                  3,436                     109,001
         ASML Holding N.V.* . .                  5,409                      45,182
         Buhrmann N.V.. . . . .                  1,319                       5,758
         Elsevier N.V.. . . . .                  7,516                      91,887
         Getronics N.V.*. . . .                  3,867                       2,354
         Hagemeyer N.V. . . . .                  1,314                       9,514
         Heineken N.V., Class A                  2,382                      92,987
         IHC Caland N.V.. . . .                    326                      17,208
         ING Groep N.V. . . . .                 20,176                     341,726
         KLM Royal Dutch
          Airlines N.V.*. . . .                    248                       2,389
         Koninklijke (Royal)
           KPN N.V. * . . . . .                 21,042                     136,905
         Koninklijke Ahold N.V.                  7,950                     100,947
         Koninklijke Royal
          Philips Electronics
          N.V.. . . . . . . . .                 15,764                     276,263
         NUMICO N.V.. . . . . .                  1,700                      21,408
         Oce N.V. . . . . . . .                    824                       9,079
         Qiagen N.V.*^. . . . .                  1,730                       9,077
         Royal Dutch Petroleum
          Co. . . . . . . . . .                 25,332                   1,115,168
         TPG N.V. . . . . . . .                  4,201                      68,111
         Unilever N.V.. . . . .                  6,809                     418,359
         Vedior N.V.. . . . . .                  1,212                       6,919
         Vendex KBB N.V.. . . .                    985                      10,698
         VNU N.V. . . . . . . .                  2,618                      68,271

         Wolters Kluwer N.V.,                    3,163                      55,099
          Class C . . . . . . .                               --------------------
                                                                         3,485,761
                                                              --------------------
         NEW ZEALAND (0.1%)
         Auckland International
          Airport Ltd.. . . . .                  2,414                       7,008
         Carter Holt Harvey Ltd.                10,659                       9,758
         Contact Energy Ltd.. .                  3,525                       7,320
         Fisher & Paykel
          Healthcare Corp. Ltd.                    901                       4,454
         Fisher & Paykel
          Appliances Holdings
          Ltd.. . . . . . . . .                    701                       3,685
         Fletcher Building Ltd.                  4,201                       7,362
         Fletcher Challenge
          Ltd.* . . . . . . . .                  3,538                       1,814
         Independent Newspapers
          Ltd.. . . . . . . . .                  1,809                       2,886
         Sky City Ltd.. . . . .                  2,598                      10,995
         Telecom Corp. of New
          Zealand . . . . . . .                 20,164                      47,801
         The Warehouse Group
          Ltd.. . . . . . . . .                  1,684                       6,448
         Tower Ltd. . . . . . .                  1,394                       1,531
                                                              --------------------
                                                                           111,062
                                                              --------------------
         NORWAY (0.4%)
         Bergesen d.y. ASA,
           Class B. . . . . . .                    200                       3,233
         Bergesen d.y. ASA,
          Class A . . . . . . .                    300                       5,716
         DnB Holding ASA. . . .                  4,800                      22,587
         EDB Business Partner
          ASA*. . . . . . . . .                    550                       1,469
         Frontline Ltd. . . . .                    500                       4,366
         Gjensidige NOR ASA^. .                    650                      21,298
         Kvaerner ASA*. . . . .                  5,979                       3,193
         Merkantildata ASA* . .                  1,000                         751
         Nera ASA*. . . . . . .                  1,250                       1,353
                                                   NUMBER                  VALUE
                                                 OF SHARES                (NOTE 1)
-----------------------------------------------------------------------------------

                                                             $
         Norsk Hydro ASA. . . .                  1,800                      80,675
         Norske Skogindustrier
          ASA . . . . . . . . .                  1,250                      17,682
         Orkla ASA. . . . . . .                  2,435                      41,475

         Schibsted ASA. . . . .                    450                       4,677
         Smedvig ASA, Class A .                    400                       1,905
         Smedvig ASA, Class B .                    300                       1,217
         Statoil ASA. . . . . .                  5,300                      44,755
         Storebrand ASA*. . . .                  1,900                       7,131
         Tandberg ASA*. . . . .                  1,450                       8,372
         Telenor ASA. . . . . .                  5,650                      21,612
         Tomra Systems ASA. . .                  2,150                      13,997
                                                              --------------------
                                                                           307,464
                                                              --------------------
         PORTUGAL (0.3%)
         Banco Comercial
          Portugues S.A.. . . .                 18,438                      44,115
         Banco Espirito Santo
          S.A.. . . . . . . . .                  1,280                      16,790
         BPI-SGPS S.A.
          (Registered). . . . .                  5,396                      12,344
         Brisa-Auto Estradas
          de Portugal S.A.. . .                  3,658                      20,268
         Cimentos de Portugal
           SGPS, S.A. . . . . .                    410                       6,884
         Electricidade de
          Portugal S.A. . . . .                 21,945                      36,616
         Jeronimo Martins &
          Filho*. . . . . . . .                    487                       3,552
         Portugal Telecom, SGPS,
          S.A. (Registered) . .                 11,469                      78,833
         PT Multimedia Servicos
          de Telecomunicacoes e
          Multimedia SGPS S.A.*                    563                       5,920
         Sonae SGPS S.A.* . . .                 12,192                       5,118
                                                              --------------------
                                                                           230,440
                                                              --------------------
         SINGAPORE (0.7%)
         Allgreen Properties
          Ltd.. . . . . . . . .                  4,000                       2,191
         CapitaLand Ltd.* . . .                 13,000                       8,319
         Chartered Semiconductor
          Manufacturing Ltd.* .                 12,600                       5,158
         City Developments Ltd.                  5,000                      11,992
         Creative Technology
          Ltd.. . . . . . . . .                  1,000                       7,091
         Cycle & Carriage Ltd..                    626                       1,227
         Datacraft Asia Ltd.. .                  5,000                       3,275
         DBS Group Holdings Ltd.                13,349                      84,658
         Fraser & Neave  Ltd. .                  2,700                      12,142
         Haw Par Corp. Ltd. . .                  1,588                       2,985
         Keppel Corp., Ltd. . .                  6,000                      12,799
         Keppel Land Ltd. . . .                  5,000                       2,796
         NatSteel Ltd.. . . . .                  3,000                       3,563
         Neptune Orient Lines*.                  9,000                       4,774
         Overseas Union
          Enterprise Ltd. . . .                  1,000                       3,373
         Overseas-Chinese
          Banking Corp. . . . .                 11,559                      64,309
         Parkway Holdings Ltd..                  5,000                       2,176
         Sembcorp Industries
          Ltd.. . . . . . . . .                 12,000                       5,431
         Sembcorp Logisitics
          Ltd.. . . . . . . . .                  3,000                       2,715
         Sembcorp Marine Ltd. .                  5,000                       2,609
         Singapore Airlines Ltd.                 7,000                      41,165
         Singapore Exchange Ltd.                 8,000                       5,673
         Singapore Land Ltd.. .                  2,000                       3,644
         Singapore Press
          Holdings Ltd. . . . .                  4,048                      42,475
         Singapore Technologies
          Engineering Ltd.. . .                 16,000                      15,220
         Singapore
          Telecommunications
          Ltd.. . . . . . . . .                 77,000                      55,048
         SMRT Corp., Ltd. . . .                  6,000                       1,989
         ST Assembly Test
          Services Ltd.*. . . .                  3,000                       1,989
         United Overseas Bank
          Ltd.. . . . . . . . .                 14,392                      97,910
         United Overseas Land
          Ltd.. . . . . . . . .                  4,000                       3,713

         Venture Manufacturing                   2,000                      16,028
          (Singapore) Ltd.. . .                               --------------------
                                                                           528,437
                                                              --------------------
                                                  NUMBER                   VALUE
                                                 OF SHARES                (NOTE 1)
-----------------------------------------------------------------------------------

         SOUTH AFRICA (0.1%)
         SABMiller plc. . . . .                  8,390             $        59,633
                                                              --------------------
         SPAIN (2.7%)
         Acciona S.A. . . . . .                    320                      13,180
         Acerinox S.A.. . . . .                    552                      20,269
         Acesa Infraestructuras
          SA.^. . . . . . . . .                  1,716                         990
         ACS, Actividades Cons y
          Services S.A. . . . .                    544                      17,497
         Altadis S.A. . . . . .                  3,594                      81,993
         Amadeus Global Travel
          Distribution S.A.,
          Class A . . . . . . .                  2,705                      11,156
         Autopistas
          Concesionaria Espana.                  1,716                      19,448
         Banco Bilbao Vizcaya
          Argentaria S.A. . . .                 36,829                     352,471
         Banco Santander Central
          Hispano S.A.. . . . .                 52,188                     358,169
         Corporacion Mapfre S.A.                   818                       6,635
         Endesa S.A.. . . . . .                 10,972                     128,381
         Fomento de
          Construcciones y
          Contratas S.A.* . . .                    562                      12,621
         Gas Natural SDG S.A. .                  2,703                      51,256
         Grupo Dragados S.A.. .                  1,842                      31,314
         Grupo Ferrovial, S.A.*                    723                      18,323
         Iberdrola S.A.^. . . .                  9,343                     130,890
         Iberia Lineas Aereas
          de Espana S.A.. . . .                  5,000                       7,346
         Immobiliaria
          Metropolitana Vasco .                    496                      10,514
         Inditex S.A.*. . . . .                  2,600                      61,417
         NH Hoteles S.A.. . . .                  1,142                       9,815
         Promotora de
          Informaciones S.A.. .                    934                       6,087
         Repsol YPF S.A.. . . .                 11,262                     148,910
         Sociedad General de
          Aguas de Barcelona
          S.A.* . . . . . . . .                    790                       7,959
         SOL Melia S.A. . . . .                  1,059                       4,190
         Telefonica Publicidad
          E Informion S.A.. . .                  1,746                       5,552
         Telefonica S.A.* . . .                 56,015                     501,409
         TelePizza* . . . . . .                  2,024                       1,593
         Terra Networks*. . . .                  4,712                      19,828
         Union Electrica Fenosa
          S.A.^ . . . . . . . .                  2,786                      36,691
         Vallehermoso S.A.. . .                  1,297                      13,475
         Zeltia S.A.*^. . . . .                  1,578                       8,975
                                                              --------------------
                                                                         2,098,354
                                                              --------------------
         SWEDEN (1.6%)
         AB SKF, Class A. . . .                    200                       5,176
         Assa Abloy AB. . . . .                  3,500                      39,968
         Atlas Copco AB, Class A                 1,328                      25,910
         Atlas Copco AB, Class B                   857                      15,196
         Drott AB, Class B. . .                  1,100                      12,246
         Electrolux AB, Class B^                 3,800                      59,966
         Eniro AB . . . . . . .                  2,200                      13,887
         Gambro AB, Class A . .                  2,200                      12,246
         Gambro AB, Class B . .                  1,100                       6,110
         Hennes & Mauritz AB,
          Class B . . . . . . .                  5,700                     109,901
         Hoganas AB^. . . . . .                    300                       5,681
         Holmen AB. . . . . . .                    600                      14,564
         Modern Times Group AB*^                   600                       4,855
         Nordea AB. . . . . . .                 19,092                      84,139
         Nordea AB (FDR). . . .                  8,160                      36,564
         OM AB. . . . . . . . .                    500                       2,387
         S.K.F. AB, Class B . .                  1,000                      25,937
         Sandvik AB . . . . . .                  2,700                      60,270
         Sapa AB. . . . . . . .                    200                       3,672
         SAS AB*. . . . . . . .                    800                       4,536
         Securitas AB, Class B.                  3,600                      42,969
         Skandia Forsakrings
          AB*^. . . . . . . . .                 10,700                      28,490
         Skandinaviska Enskilda
          Banken. . . . . . . .                  5,800                      48,259
                                                  NUMBER                   VALUE
                                                 OF SHARES                (NOTE 1)
-----------------------------------------------------------------------------------

         Skanska AB . . . . . .                  4,800              $       28,095
         SSAB Svenskt Stal AB,
          Series A. . . . . . .                    700                       8,275
         SSAB Svenkst Stal AB,
          Series B. . . . . . .                    300                       3,357
         Svenska Cellulosa AB,
          Class B . . . . . . .                  2,300                      77,605
         Svenska Handelsbanken
          AB. . . . . . . . . .                    500                       6,370
         Svenska Handelsbanken
          AB,
          Class A . . . . . . .                  6,800                      90,528
         Swedish Match AB . . .                  4,300                      33,805
         Tele2 AB, Class B* . .                  1,100                      29,099
         Telefonaktiebolaget LM
          Ericsson* . . . . . .                185,100                     129,585
         Telia AB*. . . . . . .                 12,200                      45,925
         TeliaSonera AB*. . . .                 10,525                      39,209
         Trelleborg AB. . . . .                    800                       6,473
         Volvo AB, Class A. . .                  1,240                      19,354
         Volvo AB, Class B^ . .                  2,580                      42,046
         Wm-Data AB, Class B. .                  3,300                       2,878
                                                              --------------------
                                                                         1,225,533
                                                              --------------------
         SWITZERLAND (6.7%)
         ABB AG Ltd.*^. . . . .                 11,288                      32,084
         Adecco S.A.. . . . . .                  1,500                      58,798
         Centerpulse AG . . . .                    118                      20,567
         CIBA Specialty
          Chemicals . . . . . .                    800                      55,775
         Clariant AG. . . . . .                  1,600                      25,573
         Compagnie Financiere
          Richemont AG, Class A                  6,300                     117,553
         Credit Suisse Group. .                 14,200                     308,093
         Fischer (Georg) AG . .                     30                       3,038
         Forbo Holdings AG. . .                     10                       2,980
         Givaudan . . . . . . .                     84                      37,665
         Holcim Ltd., Class B .                    345                      62,628
         Kudelski S.A.*^. . . .                    430                       5,831
         Kuoni Reisen Holding AG
          (Registered)* . . . .                     30                       5,663
         Logitech International
          S.A.*^. . . . . . . .                    500                      14,916
         Lonza AG . . . . . . .                    500                      30,375
         Nestle S.A.
          (Registered). . . . .                  4,740                   1,004,426
         Nobel Biocare Holding
          AG* . . . . . . . . .                    250                      16,074
         Novartis AG
          (Registered). . . . .                 32,700                   1,193,111
         Phonak Holding AG. . .                    300                       2,821
         Publi Groupe S.A.* . .                     10                       1,591
         Roche Holding AG . . .                  8,400                     585,333
         Roche Holding AG
          (Bearer). . . . . . .                    600                      75,938
         Schindler Holding AG .                     50                       9,745
         Serono S.A., Class B .                     80                      42,873
         SGS Societe Generale
          Surveillance de
          Holdings S.A. . . . .                     65                      19,556
         STMicroelectronics N.V.                 7,122                     139,610
         Sulzer AG* . . . . . .                     50                       6,798
         Swatch Group AG. . . .                    800                      13,539
         Swatch Group AG, Class
          B . . . . . . . . . .                    400                      33,268
         Swiss Reinsurance. . .                  3,800                     249,266
         Swisscom AG
          (Registered). . . . .                    320                      92,688
         Syngenta AG. . . . . .                  1,252                      72,483
         Synthes-Stratec, Inc..                     60                      36,798
         Tecan Group AG . . . .                    100                       3,291
         UBS AG*. . . . . . . .                 15,016                     729,786
         Unaxis Holding AG* . .                     96                       6,422
         Valora Holding AG. . .                     40                       7,666

         Zurich Financial                        1,712                     159,722
          Services AG . . . . .                               --------------------
                                                                         5,284,344
                                                              --------------------
         UNITED KINGDOM (22.6%)
         3i Group plc . . . . .                  8,377                      74,848
         Aegis Group plc. . . .                  6,953                       8,759
         Aggreko plc. . . . . .                    601                       1,427
         Amec plc . . . . . . .                  1,926                       4,442
         Amersham plc . . . . .                  9,153                      81,928
         Amvescap plc . . . . .                  8,666                      55,526
         ARM Holdings plc*. . .                 12,500                       9,659
                                                  NUMBER                   VALUE
                                                 OF SHARES                (NOTE 1)
-----------------------------------------------------------------------------------

         Associated British
          Ports Holding plc . .                  2,349              $       15,108
         AstraZeneca plc. . . .                 15,426                     551,319
         AstraZeneca plc
               (Stockholm
          Exchange) . . . . . .                  5,851                     205,480
         Aviva plc. . . . . . .                 27,361                     195,134
         AWG plc. . . . . . . .                  1,331                       9,289
         BAA plc. . . . . . . .                 13,374                     108,515
         BAE SYSTEMS plc. . . .                 39,206                      78,266
         Balfour Beatty plc . .                  2,108                       4,904
         Barclays Bank plc. . .                 79,816                     494,706
         Barratt Developments
          plc . . . . . . . . .                  4,401                      27,703
         BBA Group plc. . . . .                  7,928                      23,580
         Berkeley Group plc . .                  2,323                      22,289
         BG Group plc . . . . .                 40,619                     175,251
         BHP Billiton plc . . .                 30,082                     160,662
         BOC Group plc. . . . .                  5,407                      77,298
         Boots Co. plc. . . . .                 11,326                     106,849
         BP plc . . . . . . . .                273,971                   1,883,346
         BPB plc. . . . . . . .                  4,185                      16,574
         Brambles Industries plc                11,011                      26,944
         British Airways plc* .                  9,828                      21,360
         British American
          Tobacco plc . . . . .                 20,655                     206,331
         British Land Co., plc.                  7,293                      53,069
         British Sky
          Broadcasting plc* . .                 15,116                     155,501
         BT Group plc . . . . .                108,293                     339,963
         Bunzl plc. . . . . . .                  4,692                      28,704
         Cable & Wireless plc .                 23,952                      17,256
         Cadbury Schweppes plc.                 26,524                     165,252
         Canary Wharf Group plc*                 7,409                      28,090
         Capita Group plc . . .                  9,640                      38,410
         Carlton Communications
          plc . . . . . . . . .                  7,616                      16,460
         Celltech Group plc*. .                  3,193                      17,734
         Centrica plc . . . . .                 52,037                     143,253
         Chubb plc. . . . . . .                  9,134                      12,903
         Close Brothers Group
          plc . . . . . . . . .                    768                       6,874
         Compass Group plc. . .                 28,136                     149,476
         Corus Group plc* . . .                 35,376                      15,519
         Daily Mail & General
          Trust . . . . . . . .                  2,758                      25,819
         De La Rue plc. . . . .                    852                       3,991
         Diageo plc . . . . . .                 39,932                     433,932
         Dixons Group plc . . .                 23,370                      54,554
         Electrocomponents plc.                  5,979                      27,625
         EMI Group plc. . . . .                  8,955                      20,039
         Exel plc . . . . . . .                  4,439                      49,167
         Firstgroup plc . . . .                  2,711                      10,278
         FKI plc. . . . . . . .                  4,086                       5,789
         GKN plc. . . . . . . .                  7,349                      23,751
         GlaxoSmithKline plc. .                 73,674                   1,413,797
         Granada plc. . . . . .                 28,151                      36,143
         Great Universal Stores
          plc . . . . . . . . .                 13,208                     122,690
         Hammerson plc. . . . .                  2,295                      17,476
         Hanson plc . . . . . .                  9,803                      43,558
         Hays plc . . . . . . .                 24,633                      36,781
         HBOS plc . . . . . . .                 45,270                     477,363
         Hilton Group plc . . .                 19,345                      52,009
         HSBC Holdings plc. . .                114,651                   1,267,112
         IMI plc. . . . . . . .                  1,970                       8,325
         Imperial Chemical
          Industries plc. . . .                 15,205                      56,300
         Imperial Tobacco Group
          plc . . . . . . . . .                  8,204                     139,340
         International Power
          plc*. . . . . . . . .                 12,178                      18,772
         Invensys plc . . . . .                 49,074                      41,675
         Johnson Matthey plc. .                  2,954                      38,045
         Kelda Group plc. . . .                  2,985                      20,375
         Kidde plc. . . . . . .                  9,134                      10,404
         Kingfisher plc . . . .                 29,600                     106,027
         Land Securities Group
          plc . . . . . . . . .                  6,241                      78,872
         Legal & General Group
          plc . . . . . . . . .                 82,061                     126,825
         Lloyds TSB Group plc .                 68,806                     494,035
         Logica plc . . . . . .                  9,593                      23,165
                                                  NUMBER                   VALUE
                                                 OF SHARES                (NOTE 1)
-----------------------------------------------------------------------------------

         Man (E D & F) Group plc                 2,628            $         37,527
         Marks & Spencer Group
          plc . . . . . . . . .                 29,882                     151,536
         Misys plc. . . . . . .                  7,079                      20,058
         National Grid Group plc                38,979                     286,463
         Next plc . . . . . . .                  3,318                      39,341
         P&O Princess Cruises
          plc*. . . . . . . . .                  9,577                      66,451
         Pearson plc. . . . . .                 10,642                      98,426
         Peninsular & Oriental
          Steam Navigation Co..                  8,440                      22,351
         Pilkington plc . . . .                  5,217                       4,871
         Provident Financial plc                 2,169                      20,742
         Prudential plc . . . .                 25,342                     179,103
         Rank Group plc . . . .                  4,798                      20,585
         Reckitt Benckiser plc.                  7,177                     139,228
         Reed Elsevier plc* . .                 16,403                     140,485
         Rentokil Initial plc .                 25,402                      89,968
         Reuters Group plc. . .                 18,097                      51,713
         Rexam plc. . . . . . .                  3,776                      25,775
         Rio Tinto plc. . . . .                 13,524                     269,975
         RMC Group plc. . . . .                  4,299                      25,400
         Rolls-Royce plc. . . .                 18,988                      32,708
         Royal & Sun Alliance
          Insurance Group plc .                 14,956                      29,074
         Royal Bank of Scotland
          Group plc . . . . . .                 33,387                     799,792
         Safeway plc. . . . . .                 10,561                      36,257
         Sainsbury J plc. . . .                 19,212                      86,215
         Schroders plc. . . . .                  2,425                      19,949
         Scottish & Newcastle
          plc . . . . . . . . .                  8,211                      61,269
         Scottish & Southern
          Energy. . . . . . . .                  9,421                     103,134
         Scottish Power plc . .                 24,328                     141,975
         Securicor plc* . . . .                  2,034                       2,775
         Serco Group plc. . . .                  2,533                       6,244
         Seton Scholl Healthcare
          Group plc . . . . . .                    457                       1,885
         Severn Trent plc . . .                  3,237                      36,166
         Shell Transport &
          Trading Co. plc . . .                119,217                     784,979
         Signet Group plc . . .                 14,678                      16,068
         Six Continents plc . .                 10,581                      85,512
         Slough Estates plc . .                  3,338                      18,217
         Smith & Nephew plc . .                 10,275                      62,941
         Smiths Group plc . . .                  7,627                      85,398
         Stagecoach Holdings plc                 9,196                       4,367
         Tate & Lyle plc. . . .                  3,654                      18,530
         Taylor Woodward plc. .                  3,483                       9,504
         Tesco plc. . . . . . .                 86,370                     269,750
         The Sage Group plc . .                 15,086                      32,301
         Unilever plc . . . . .                 34,575                     328,962
         United Business Media
          plc . . . . . . . . .                  2,740                      12,792
         United Utilities plc .                  7,876                      79,120
         Vodafone Group plc . .                827,895                   1,509,420
         Whitbread plc. . . . .                  2,447                      21,312
         Wimpey (George) plc. .                  2,142                       9,173
         Wolseley plc . . . . .                  8,021                      67,341
         WPP Group plc. . . . .                 14,226                     108,671
                                                              --------------------
                                                                        17,691,794
                                                              --------------------
         UNITED STATES (0.0%)
         Capstone Turbine Corp.*                    48                          43
                                                              --------------------
         TOTAL COMMON STOCKS
          (81.3%)
          (Cost $96,108,677). .                                         63,731,553
                                                              --------------------

         PREFERRED STOCKS:
         GERMANY (0.1%)
         Fresenius Medical Care
          AG. . . . . . . . . .                    250                       7,608
         Porsche AG . . . . . .                    100                      41,556
         Volkswagen AG. . . . .                  1,350                      34,992
         Wella AG . . . . . . .                    250                      14,823
                                                              --------------------
                                                                            98,979
                                                              --------------------
         ITALY (0.0%)
         Fiat S.p.A.. . . . . .                  1,172                       5,350
                                                              --------------------
         TOTAL PREFERRED STOCKS
          (0.1%)
          (Cost $152,593) . . .                                            104,329
                                                              --------------------
                                           NUMBER                    VALUE
                                         OF WARRANTS                (NOTE 1)
-----------------------------------------------------------------------------------

         WARRANTS:
         ITALY (0.0%)

         Snia S.p.A.*                            2,355            $            100
          (Cost $--)  . . . . .                               --------------------
                                          PRINCIPAL
                                           AMOUNT
                                       -----------------

         SHORT-TERM DEBT SECURITIES:
         TIME DEPOSIT (13.1%)
         J.P. Morgan Chase Nassau,
          0.73%, 01/02/03 . . .        $                                10,234,685
                                            10,234,685        --------------------
         U.S. GOVERNMENT (0.4%)
         U.S. Treasury Bills (Discount Note)
          01/23/03 #. . . . . .                315,000                     314,768
                                                              --------------------
         TOTAL SHORT-TERM DEBT
          SECURITIES  (13.5%)

          (Amortized Cost                                               10,549,453
           $10,549,453) . . . .                               --------------------
         TOTAL INVESTMENTS (95.0%)
          (Cost/Amortized Cost
           $106,810,723). . . .                                         74,385,435

         OTHER ASSETS LESS                                               3,963,242
          LIABILITIES (5.0%). .                               --------------------
         NET ASSETS (100.0%)  .                                   $     78,348,677
                                                              ====================


MARKET SECTOR DIVERSIFICATION
As a Percentage of Total Equity Investments

Consumer Discretionary . . . . . . . . .     12.4%
Consumer Staples . . . . . . . . . . . .      9.7
Energy . . . . . . . . . . . . . . . . .      9.7
Financials . . . . . . . . . . . . . . .     24.2
Health Care. . . . . . . . . . . . . . .     10.4
Industrials. . . . . . . . . . . . . . .      8.4
Information Technology . . . . . . . . .      7.4
Materials. . . . . . . . . . . . . . . .      6.4
Telecommunications Services. . . . . . .      7.0
Utilities. . . . . . . . . . . . . . . .      4.4
                                            -----
                                            100.0%
                                            =====



---------
*  Non-income producing.
^  All, or a portion, of security out on loan (Note 1).
# All, or a portion of security held by broker as collateral for financial futures contracts.
++ Affilated company as defined under the Investment Company Act of 1940
   (Note 6).
+ Securities (totaling $0 or 0.0% of net assets) valued at fair value. FDR-- Finnish Depositary Receipt
   RNC-- Risparmio Non-Convertible Savings Shares
   VVPR-- Verminderde Voorheffing - Precompte Reduit


--------------------------------------------------------------------------------
At December 31, 2002 the portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

                                                 LOCAL
                                                CONTRACT    COST ON      U.S. $       UNREALIZED
                                                 AMOUNT   ORIGINATION   CURRENT     APPRECIATION/
                                                (000'S)      DATE        VALUE      (DEPRECIATION)
                                                ---------------------------------------------------
FOREIGN CURRENCY BUY CONTRACTS
British Pound, expiring 01/10/03. . . . . . .     1,280   $2,014,720   $2,059,732      $ 45,012
European Union, expiring 01/10/03 . . . . . .     3,730    3,738,877    3,913,037       174,160
Japanese Yen, expiring 01/10/03 . . . . . . .   177,490    1,476,622    1,496,061        19,439
                                                                                       --------
                                                                                       $238,611
                                                                                       ========


At December 31, 2002 the Portfolio had the following futures contracts open:
(Note 1)

                        NUMBER OF                                         UNREALIZED
                        CONTRACTS  EXPIRATION   ORIGINAL    VALUE AT    APPRECIATION/
PURCHASE                ---------     DATE       VALUE      12/31/02    (DEPRECIATION)
--------                           ----------  ----------  ----------  ----------------
CAC 40 10 Euro. . . .       10     January-03  $   32,295  $   32,132     $    (163)
Hang Seng Index . . .        5     January-03     301,324     297,721        (3,603)
IBEX 35 Index . . . .        2     January-03     132,796     125,581        (7,215)
EUReX Index . . . . .      225       March-03   5,893,526   5,654,928      (238,598)
FTSE Index. . . . . .       56       March-03   3,521,484   3,526,370         4,886
Nikkei 225. . . . . .       60       March-03   2,626,185   2,557,500       (68,685)
SPI 200 . . . . . . .       15       March-03     662,080     667,367         5,287
                                                                          ---------
                                                                          $(308,091)
                                                                          =========


Investments in companies which were affiliates for the year ended December 31, 2002, were as follows:

                                                                   MARKET VALUE
                                                                   DECEMBER 31,             REALIZED
                            MARKET VALUE     PURCHASES  SALES AT       2002      DIVIDEND     GAIN
SECURITIES                DECEMBER 31, 2001   AT COST     COST     ------------   INCOME     (LOSS)
----------                -----------------  ---------  ---------                --------  -----------
AXA . . . . . . . . . .       $389,506       $  --        47,632     $229,458    $ 9,137    $(15,336)
Deutsche Bank . . . . .        467,934           9,787        --      314,003      6,786          --
                              --------                               --------    -------    --------
                              $857,440                               $543,461    $15,923    $(15,336)
                              ========                               ========    =======    ========

EQ ADVISORS TRUST
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
December 31, 2002
--------------------------------------------------------------------------------

Investment security transactions for the year ended December 31, 2002 were as follows:

COST OF PURCHASES:
Stocks and long-term
 corporate debt securities                $  8,199,479
NET PROCEEDS OF SALES AND
 REDEMPTIONS:
Stocks and long-term
 corporate debt securities                   7,959,733
As of December 31, 2002, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized
 appreciation . . . . . .                 $  2,441,764
Aggregate gross unrealized
 depreciation . . . . . .                  (35,286,810)
                                          ------------
Net unrealized
 depreciation . . . . . .                 $(32,845,046)
                                          ============
Federal income tax cost of
 investments. . . . . . .                 $107,230,481
                                          ============


At December 31, 2002, the Portfolio had loaned securities with a total value $1,750,748 which was secured by collateral of $1,842,426.

The Portfolio has a net capital loss carryforward of $6,837,921 of which $1,276,824 expires in the year 2009 and $5,561,097 expires in the year 2010.


                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/ALLIANCE INTERNATIONAL PORTFOLIO


STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2002
 ASSETS
 Investments at value (Cost $1,161,758,099)(Note 1)    $1,073,154,367
 Short-term investments held as collateral for
  loaned securities . . . . . . . . . . . . . . . .        52,138,684
 Receivable for securities sold . . . . . . . . . .        12,197,270
 Receivable from broker for collateral held in
  connection with open futures contract . . . . . .        10,428,419
 Dividends, interest and other receivables. . . . .         1,453,177
 Other assets . . . . . . . . . . . . . . . . . . .            61,204
                                                       --------------
  Total assets. . . . . . . . . . . . . . . . . . .     1,149,433,121
                                                       --------------
 LIABILITIES
 Overdraft payable (Foreign cash payable $328,875).           375,016
 Collateral held for loaned securities. . . . . . .        52,138,684
 Payable for securities purchased . . . . . . . . .        11,584,027
 Payable to Separate Accounts for Trust shares
  redeemed. . . . . . . . . . . . . . . . . . . . .         1,748,725
 Investment management fees payable . . . . . . . .           574,798
 Payable to custodian . . . . . . . . . . . . . . .           261,517
 Trustees' fees payable . . . . . . . . . . . . . .            68,153
 Distribution fees payable - Class IB . . . . . . .            44,038
 Administrative fees payable. . . . . . . . . . . .            19,099
 Accrued expenses (Note 1). . . . . . . . . . . . .           215,530
                                                       --------------
  Total liabilities . . . . . . . . . . . . . . . .        67,029,587
                                                       --------------
 NET ASSETS . . . . . . . . . . . . . . . . . . . .    $1,082,403,534
                                                       ==============
 Net assets were comprised of:
 Paid in capital. . . . . . . . . . . . . . . . . .    $1,658,814,242
 Accumulated undistributed net investment income. .         3,713,559
 Accumulated undistributed net realized loss. . . .      (490,834,267)
 Unrealized depreciation on investments . . . . . .       (89,290,000)
                                                       --------------
  Net assets. . . . . . . . . . . . . . . . . . . .    $1,082,403,534
                                                       ==============
 CLASS IA
 Net asset value, offering and redemption price per
  share, $876,907,211 / 121,170,484 shares
  outstanding (unlimited amount authorized: $0.01
  par value) (Note 1) . . . . . . . . . . . . . . .    $         7.24
                                                       ==============
 CLASS IB
 Net asset value, offering and redemption price per
  share, $205,496,323 / 28,802,103 shares
  outstanding (unlimited amount authorized: $0.01
  par value) (Note 1) . . . . . . . . . . . . . . .    $         7.13
                                                       ==============
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002
 INVESTMENT INCOME (NOTE 1)
 Dividends (net of $496,086 foreign withholding tax)   $    4,519,592
 Interest (net of $3,040 foreign withholding tax) .           167,652
 Securities lending (net) . . . . . . . . . . . . .           167,291
                                                       --------------
  Total income. . . . . . . . . . . . . . . . . . .         4,854,535
                                                       --------------
 EXPENSES (NOTES 1, 2, 3, 4, 5 AND 7)
 Investment management fees . . . . . . . . . . . .         2,441,439
 Custodian fees . . . . . . . . . . . . . . . . . .           243,679
 Printing and mailing expenses. . . . . . . . . . .           203,989
 Distribution fees - Class IB . . . . . . . . . . .           146,510
 Administrative fees. . . . . . . . . . . . . . . .           134,026
 Professional fees. . . . . . . . . . . . . . . . .            90,573
 Trustees' fees . . . . . . . . . . . . . . . . . .            13,994
 Miscellaneous. . . . . . . . . . . . . . . . . . .            16,455
                                                       --------------
  Gross expenses. . . . . . . . . . . . . . . . . .         3,290,665
 Less:   Waiver of investment management fees
    (Note 6). . . . . . . . . . . . . . . . . . . .          (132,717)
            Fees paid indirectly (Note 1) . . . . .           (56,167)
                                                       --------------
  Net expenses. . . . . . . . . . . . . . . . . . .         3,101,781
                                                       --------------
 NET INVESTMENT INCOME  . . . . . . . . . . . . . .         1,752,754
                                                       --------------
 REALIZED AND UNREALIZED GAIN (LOSS) (NOTE 1)
 Realized gain (loss) on:
 Securities . . . . . . . . . . . . . . . . . . . .       (38,420,600)
 Futures contracts. . . . . . . . . . . . . . . . .        (4,277,616)
 Foreign currency transactions. . . . . . . . . . .         2,012,695
                                                       --------------
  Net realized loss . . . . . . . . . . . . . . . .       (40,685,521)
                                                       --------------
 Change in unrealized appreciation (depreciation)
  on:
 Securities . . . . . . . . . . . . . . . . . . . .        (6,575,030)
 Futures contracts. . . . . . . . . . . . . . . . .          (809,419)
 Foreign currency translations. . . . . . . . . . .            80,773
                                                       --------------
  Net change in unrealized depreciation . . . . . .        (7,303,676)
                                                       --------------
 NET REALIZED AND UNREALIZED LOSS . . . . . . . . .       (47,989,197)
                                                       --------------
 NET DECREASE IN NET ASSETS RESULTING FROM
 OPERATIONS . . . . . . . . . . . . . . . . . . . .    $  (46,236,443)
                                                       ==============





STATEMENT OF CHANGES IN NET ASSETS
                                                 YEAR ENDED DECEMBER 31,
                                              ------------------------------
                                                   2002             2001
                                              ---------------  ----------------
 INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS:
 Net investment income. . . . . . . . . . .   $    1,752,754    $     301,304
 Net realized loss on investments and
  foreign currency transactions. . . . . .       (40,685,521)     (46,971,630)
 Net change in unrealized depreciation on
  investments and foreign currency
  translations. . . . . . . . . . . . . . .       (7,303,676)     (12,779,691)
                                              --------------    -------------
 NET DECREASE IN NET ASSETS RESULTING FROM
  OPERATIONS. . . . . . . . . . . . . . . .      (46,236,443)     (59,450,017)
                                              --------------    -------------
 DISTRIBUTIONS:
 Distributions from net realized capital
  gains
 Class IA. . . . . . . . . . . . . . . . .                --       (4,004,719)
 Class IB. . . . . . . . . . . . . . . . .                --         (758,705)
                                              --------------    -------------
                                                          --       (4,763,424)
                                              --------------    -------------
 CAPITAL SHARES TRANSACTIONS (NOTE 1):
 CLASS IA
 Capital shares sold [ 62,949,501 and
  39,656,124 shares, respectively ]. . . .       471,285,996      352,585,055
 Capital shares issued in connection with
  substitution (Note 8) [ 101,511,603 and 0
  shares, respectively ]. . . . . . . . . .      755,870,519               --
 Capital shares issued in reinvestment of
  distributions [ 0 and 430,615 shares,
  respectively ]. . . . . . . . . . . . . .               --        4,004,719
 Capital shares repurchased [ (64,163,840)
  and (40,713,829) shares, respectively ].      (481,552,125)    (362,357,488)
                                              --------------    -------------
 Total Class IA transactions. . . . . . . .      745,604,390       (5,767,714)
                                              --------------    -------------
 CLASS IB
 Capital shares sold [ 12,079,941 and
  26,541,967 shares, respectively ]. . . .        90,700,408      235,374,910
 Capital shares issued in connection with
  substitution (Note 8) [ 22,055,946 and 0
  shares, respectively ]. . . . . . . . . .      161,950,385               --
 Capital shares issued in reinvestment of
  distributions [ 0 and 82,200 shares,
  respectively ]. . . . . . . . . . . . . .               --          758,705
 Capital shares repurchased [ (9,876,909)
  and (25,602,903) shares, respectively ].       (73,279,253)    (227,985,314)
                                              --------------    -------------
 Total Class IB transactions. . . . . . . .      179,371,540        8,148,301
                                              --------------    -------------
 NET INCREASE IN NET ASSETS RESULTING FROM
  CAPITAL SHARE TRANSACTIONS . . . . . . . .     924,975,930        2,380,587
                                              --------------    -------------
 TOTAL INCREASE (DECREASE) IN NET ASSETS . .     878,739,487      (61,832,854)
 NET ASSETS:
 Beginning of year. . . . . . . . . . . . .      203,664,047      265,496,901
                                              --------------    -------------
 End of year (a). . . . . . . . . . . . . .   $1,082,403,534    $ 203,664,047
                                              ==============    =============
 -----------
 (a)  Includes accumulated undistributed
  (overdistributed) net investment income of  $    3,713,559    $     (51,890)
                                              --------------    -------------




                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO


STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2002
 ASSETS
 Investments at value (Cost $106,810,723) (Note 1) . . .    $      74,385,435
 Cash (Foreign Cash $2,565,932). . . . . . . . . . . . .            3,349,300
 Short-term investments held as collateral for loaned
  securities . . . . . . . . . . . . . . . . . . . . . .            1,842,426
 Receivable from Separate Accounts for Trust shares sold              303,584
 Unrealized appreciation of forward foreign currency
  contracts (Note 1) . . . . . . . . . . . . . . . . . .              238,611
 Dividends, interest and other receivables . . . . . . .              170,247
 Variation margin receivable on futures contracts (Note
  1) . . . . . . . . . . . . . . . . . . . . . . . . . .               15,950
 Receivable for securities sold. . . . . . . . . . . . .                  142
 Other assets. . . . . . . . . . . . . . . . . . . . . .                  748
                                                            -----------------
  Total assets . . . . . . . . . . . . . . . . . . . . .           80,306,443
                                                            -----------------
 LIABILITIES
 Collateral held for loaned securities . . . . . . . . .            1,842,426
 Payable to custodian. . . . . . . . . . . . . . . . . .               33,238
 Investment management fees payable. . . . . . . . . . .               27,116
 Payable to Separate Accounts for Trust shares redeemed.               15,094
 Distribution fees payable - Class IB. . . . . . . . . .               14,589
 Administrative fees payable . . . . . . . . . . . . . .                9,227
 Trustees' fees payable. . . . . . . . . . . . . . . . .                2,590
 Accrued expenses (Note 1) . . . . . . . . . . . . . . .               13,486
                                                            -----------------
  Total liabilities. . . . . . . . . . . . . . . . . . .            1,957,766
                                                            -----------------
 NET ASSETS  . . . . . . . . . . . . . . . . . . . . . .    $      78,348,677
                                                            =================
 Net assets were comprised of:
 Paid in capital . . . . . . . . . . . . . . . . . . . .    $     118,022,323
 Accumulated undistributed net investment income . . . .               66,844
 Accumulated undistributed net realized loss . . . . . .           (7,336,052)
 Unrealized depreciation on investments. . . . . . . . .          (32,404,438)
                                                            -----------------
  Net assets . . . . . . . . . . . . . . . . . . . . . .    $      78,348,677
                                                            =================
 CLASS IA
 Net asset value, offering and redemption price per
  share, $3,734 / 526 shares outstanding (unlimited
  amount authorized: $0.01 par value) (Note 1) . . . . .    $            7.10
                                                            =================
 CLASS IB
 Net asset value, offering and redemption price per
  share, $78,344,943 / 11,030,554 shares outstanding
  (unlimited amount authorized: $0.01 par value) (Note 1)   $            7.10
                                                            =================
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002
 INVESTMENT INCOME (NOTE 1)
 Dividends (net of $174,914 foreign withholding tax)(t).    $       1,487,718
 Interest. . . . . . . . . . . . . . . . . . . . . . . .               49,304
 Securities lending (net). . . . . . . . . . . . . . . .               29,661
                                                            -----------------
  Total income . . . . . . . . . . . . . . . . . . . . .            1,566,683
                                                            -----------------
 EXPENSES (NOTES 1, 2, 3, 4, 5 AND 7)
 Investment management fees. . . . . . . . . . . . . . .              272,730
 Distribution fees - Class IB. . . . . . . . . . . . . .              194,643
 Custodian fees. . . . . . . . . . . . . . . . . . . . .              112,668
 Administrative fees . . . . . . . . . . . . . . . . . .               50,140
 Professional fees . . . . . . . . . . . . . . . . . . .               43,405
 Printing and mailing expenses . . . . . . . . . . . . .               13,139
 Amortization of deferred organizational expense . . . .                6,234
 Trustees' fees. . . . . . . . . . . . . . . . . . . . .                1,749
 Miscellaneous . . . . . . . . . . . . . . . . . . . . .               23,100
                                                            -----------------
  Total expenses . . . . . . . . . . . . . . . . . . . .              717,808
                                                            -----------------
 NET INVESTMENT INCOME . . . . . . . . . . . . . . . . .              848,875
                                                            -----------------
 REALIZED AND UNREALIZED GAIN (LOSS) (NOTE 1)
 Realized gain (loss) on:
 Securities. . . . . . . . . . . . . . . . . . . . . . .           (2,305,102)
 Futures . . . . . . . . . . . . . . . . . . . . . . . .           (2,102,079)
 Foreign currency transactions . . . . . . . . . . . . .              345,448
                                                            -----------------
  Net realized loss. . . . . . . . . . . . . . . . . . .           (4,061,733)
                                                            -----------------
 Change in unrealized appreciation (depreciation) on:
 Securities. . . . . . . . . . . . . . . . . . . . . . .          (10,934,398)
 Futures . . . . . . . . . . . . . . . . . . . . . . . .             (416,532)
 Foreign currency translations . . . . . . . . . . . . .              412,846
                                                            -----------------
  Net change in unrealized depreciation. . . . . . . . .          (10,938,084)
                                                            -----------------
 NET REALIZED AND UNREALIZED LOSS  . . . . . . . . . . .          (14,999,817)
                                                            -----------------
 NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS  .    $     (14,150,942)
                                                            =================
 (t) from affiliated companies . . . . . . . . . . . . .     $         15,923
                                                            -----------------





STATEMENT OF CHANGES IN NET ASSETS
                                                  YEAR ENDED DECEMBER 31,
                                               -----------------------------
                                                   2002             2001
                                               --------------  ----------------
 INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS:
 Net investment income. . . . . . . . . . .    $     848,875    $     818,639
 Net realized loss on investments and foreign
  currency transactions. . . . . . . . . . .      (4,061,733)      (3,136,659)
 Net change in unrealized depreciation on
  investments and foreign currency
  translations. . . . . . . . . . . . . . .      (10,938,084)     (21,806,917)
                                               -------------    -------------
 NET DECREASE IN NET ASSETS RESULTING FROM
  OPERATIONS. . . . . . . . . . . . . . . .      (14,150,942)     (24,124,937)
                                               -------------    -------------
 DIVIDENDS AND DISTRIBUTIONS:
 Dividends from net investment income
 Class IA. . . . . . . . . . . . . . . . . .             (23)              --
 Class IB. . . . . . . . . . . . . . . . . .        (818,260)        (296,247)
                                               -------------    -------------
                                                    (818,283)        (296,247)
                                               -------------    -------------
 Distributions from net realized capital
  gains
 Class IB. . . . . . . . . . . . . . . . . .              --         (274,630)
                                               -------------    -------------
 TOTAL DIVIDENDS AND DISTRIBUTIONS . . . . .        (818,283)        (570,877)
                                               -------------    -------------
 CAPITAL SHARES TRANSACTIONS (NOTE 1):
 CLASS IA*
 Capital shares sold [ 11,901 and 0 shares,
  respectively ]. . . . . . . . . . . . . .          103,546               --
 Capital shares issued in reinvestment of
  dividends and distributions [ 3 and 0
  shares, respectively ]. . . . . . . . . .               23               --
 Capital shares repurchased [ (11,378) and 0
  shares, respectively ]. . . . . . . . . .          (80,225)              --
                                               -------------    -------------
 Total Class IA transactions. . . . . . . .           23,344               --
                                               -------------    -------------
 CLASS IB
 Capital shares sold [ 20,982,067 and
  50,145,480 shares, respectively ]. . . . .     168,316,367      484,305,954
 Capital shares issued in reinvestment of
  dividends and distributions [ 117,763 and
  60,444 shares, respectively ]. . . . . . .         818,260          570,877
 Capital shares repurchased [ (19,231,527)
  and (49,473,981) shares, respectively ]. .    (155,922,815)    (479,564,991)
                                               -------------    -------------
 Total Class IB transactions. . . . . . . .       13,211,812        5,311,840
                                               -------------    -------------
 NET INCREASE IN NET ASSETS RESULTING FROM
  CAPITAL SHARE TRANSACTIONS . . . . . . . .      13,235,156        5,311,840
                                               -------------    -------------
 TOTAL DECREASE IN NET ASSETS . . . . . . . .     (1,734,069)     (19,383,974)
 NET ASSETS:
 Beginning of year. . . . . . . . . . . . .       80,082,746       99,466,720
                                               -------------    -------------
 End of year (a). . . . . . . . . . . . . .    $  78,348,677    $  80,082,746
                                               =============    =============
 -----------
 (a)  Includes accumulated undistributed net
  investment income of. . . . . . . . . . .    $      66,844    $    (330,622)
                                               -------------    -------------
 *     Class IA commenced operations on March 25, 2002.




                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/ALLIANCE INTERNATIONAL PORTFOLIO(d)(i):
FINANCIAL HIGHLIGHTS

                                                CLASS IA
                        ----------------------------------------------------------
                                         YEAR ENDED DECEMBER 31,
                        ----------------------------------------------------------
                          2002        2001        2000           1999       1998
                        ----------  ----------    ------       ---------  ---------
 Net asset value,
 beginning of year. .   $   8.03    $  10.62    $  15.03       $  11.13   $  10.27
                        --------    --------    --------       --------   --------
  INCOME FROM
 INVESTMENT
 OPERATIONS:
  Net investment
 income (loss). . . .       0.01        0.02       (0.01)          0.08       0.09
  Net realized and
 unrealized gain
 (loss) on investments
 and foreign
 currency transactions     (0.80)      (2.42)      (3.33)          4.07       0.97
                        --------    --------    --------       --------   --------
  Total from
 investment operations     (0.79)      (2.40)      (3.34)          4.15       1.06
                        --------    --------    --------       --------   --------
  LESS DISTRIBUTIONS:
  Dividends from net
 investment
 income . . . . . . .         --          --       (0.05)            --      (0.20)
  Distributions from
 realized gains . . .         --       (0.19)      (1.02)         (0.25)        --
                        --------    --------    --------       --------   --------
  Total dividends and
 distributions. . . .         --       (0.19)      (1.07)         (0.25)     (0.20)
                        --------    --------    --------       --------   --------
 Net asset value, end
 of year. . . . . . .   $   7.24    $   8.03    $  10.62       $  15.03   $  11.13
                        ========    ========    ========       ========   ========
Total return. . . . .      (9.84)%    (22.88)%    (22.77)%        37.31%     10.57%
                        ========    ========    ========       ========   ========
RATIOS/SUPPLEMENTAL
 DATA:
Net assets, end of
 year (000's). . . .    $876,907    $167,610    $228,325       $268,541   $204,767
Ratio of expenses to
 average net
 assets after waivers       1.02%        N/A         N/A            N/A        N/A
Ratio of expenses to
 average net
 assets after waivers
 and fees
 paid indirectly. . .       1.00%        N/A         N/A            N/A        N/A
Ratio of expenses to
 average net
 assets before waivers
 and fees
 paid indirectly (Note
 6) . . . . . . . . .       1.04%       1.10%       1.16%(c)       1.08%      1.06%
Ratio of net
 investment income
 (loss) to average net
 assets
 after waivers  . . .       0.60%        N/A         N/A            N/A        N/A
Ratio of net
 investment income
 (loss) to average net
 assets
 after waivers and
 fees paid indirectly       0.62%        N/A         N/A            N/A        N/A
Ratio of net
 investment income
 (loss) to average net
 assets
 before waivers and
 fees paid indirectly
 (Note 6) . . . . . .       0.58%       0.17%      (0.03)%(c)      0.70%      0.81%
Portfolio turnover
 rate . . . . . . . .         47%         77%         80%           152%        59%
                                                    CLASS IB
                        -----------------------------------------------------
                                      YEAR ENDED DECEMBER 31,
                        -----------------------------------------------------
                          2002       2001       2000          1999       1998
                        ----------  ---------   ------       --------  ---------
 Net asset value,
 beginning of year. .   $   7.94    $ 10.55    $ 14.96       $ 11.11    $10.26
                        --------    -------    -------       -------    ------
  INCOME FROM
 INVESTMENT
 OPERATIONS:
  Net investment            0.01        --#      (0.01)         0.04      0.05
 income (loss). . . .
  Net realized and
 unrealized gain           (0.82)     (2.42)     (3.33)         4.06      0.98
 (loss) on investments  --------    -------    -------       -------    ------
 and foreign
 currency transactions
  Total from
 investment operations     (0.81)     (2.42)     (3.34)         4.10      1.03
                        --------    -------    -------       -------    ------
  LESS DISTRIBUTIONS:
  Dividends from net          --         --      (0.05)           --     (0.18)
 investment
 income . . . . . . .
  Distributions from
 realized gains . . .         --      (0.19)     (1.02)        (0.25)       --
                        --------    -------    -------       -------    ------
  Total dividends and
 distributions. . . .         --      (0.19)     (1.07)        (0.25)    (0.18)
                        --------    -------    -------       -------    ------
 Net asset value, end
 of year. . . . . . .   $   7.13    $  7.94    $ 10.55       $ 14.96    $11.11
                        ========    =======    =======       =======    ======
Total return. . . . .     (10.20)%   (23.23)%   (22.86)%       36.90%    10.30%
                        ========    =======    =======       =======    ======
RATIOS/SUPPLEMENTAL
 DATA:
Net assets, end of      $205,496    $36,054    $37,171       $18,977    $7,543
 year (000's). . . .
Ratio of expenses to        1.27%       N/A        N/A           N/A       N/A
 average net
 assets after waivers
Ratio of expenses to        1.25%       N/A        N/A           N/A       N/A
 average net
 assets after waivers
 and fees
 paid indirectly. . .
Ratio of expenses to        1.29%      1.35%      1.41%(c)      1.33%     1.31%
 average net
 assets before waivers
 and fees
 paid indirectly (Note
 6) . . . . . . . . .
Ratio of net                0.35%       N/A        N/A           N/A       N/A
 investment income
 (loss) to average net
 assets
 after waivers  . . .
Ratio of net                0.37%       N/A        N/A           N/A       N/A
 investment income
 (loss) to average net
 assets
 after waivers and
 fees paid indirectly
Ratio of net                0.33%     (0.08)%    (0.28)%(c)     0.36%     0.44%
 investment income
 (loss) to average net
 assets
 before waivers and
 fees paid indirectly
 (Note 6) . . . . . .
Portfolio turnover            47%        77%        80%          152%       59%
 rate . . . . . . . .



                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO (e):
FINANCIAL HIGHLIGHTS -- (Concluded)

                                               CLASS IA                                       CLASS IB
                                            -------------------       -------------------------------------------------------
                                              MARCH 25,
                                               2002* TO                                YEAR ENDED DECEMBER 31,
                                             DECEMBER 31,             -------------------------------------------------------
                                                 2002                  2002       2001       2000         1999         1998**
                                            -------------------       ---------  ---------  -----------  -----------  -------------
 Net asset value, beginning of period . .        $    8.64            $  8.74    $ 11.80    $ 14.87      $ 11.85      $ 10.00
                                            --------------            -------    -------    -------      -------      -------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income . . . . . . . . .            0.08               0.09       0.09       0.11         0.10          0.08
  Net realized and unrealized gain (loss)
 on investments and foreign currency
 transactions . . . . . . . . . . . . . .           (1.53)             (1.65)     (3.09)     (2.72)        3.15          1.92
                                            --------------            -------    -------    -------      -------      -------
  Total from investment operations. . . .           (1.45)             (1.56)     (3.00)     (2.61)        3.25          2.00
                                            --------------            -------    -------    -------      -------      -------
  LESS DISTRIBUTIONS:
  Dividends from net investment income. .          (0.09)             (0.08)     (0.03)     (0.01)       (0.12)        (0.15)
  Distributions from realized gains . . .             --                 --      (0.03)     (0.45)       (0.11)           --
                                            --------------            -------    -------    -------      -------      -------
  Total dividends and distributions . . .          (0.09)             (0.08)     (0.06)     (0.46)       (0.23)        (0.15)
                                            --------------            -------    -------    -------      -------      -------
 Net asset value, end of period . . . . .      $    7.10            $  7.10    $  8.74    $ 11.80      $ 14.87       $ 11.85
                                            ==============            =======    =======    =======      =======     =======
Total return. . . . . . . . . . . . . . .        (16.82)%(b)        (17.87)%   (25.47)%   (17.63)%      27.50%        20.07%
                                            ==============            =======    =======    =======      =======     =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) . . . .      $       4            $78,345    $80,083    $99,467      $94,581       $48,075
Ratio of expenses to average net assets
 after waivers. . . . . . . . . . . . . .        0.67%(a)            0.92%      1.01%      1.01%(c)     0.94%(c)     0.84%(c)
Ratio of expenses to average net assets
 before waivers (Note 6). . . . . . . . .        0.67%(a)           0.92%      1.01%      1.04%(c)     1.05%(c)      1.49%(c)
Ratio of net investment income to
 average net assets after waivers . . . .        1.34%(a)           1.09%      0.88%      0.86%(c)     0.96%(c)      1.11%(c)
Ratio of net investment income to
 average net assets before waivers (Note
 6) . . . . . . . . . . . . . . . . . . .        1.34%(a)           1.09%      0.88%      0.83%(c)     0.85%(c)      0.46%(c)
Portfolio turnover rate . . . . . . . . .          11%                11%         8%        12%           7%            3%
Effect of voluntary expense limitation
 during the period: (Note 6)
 Per share benefit to net investment
 income . . . . . . . . . . . . . . . . .   $      --            $    --    $    --    $    --      $  0.03       $  0.05



-----------
* Commencement of Operations
# Per share amount is less than $0.01.
(a)Annualized
(b) Total return is not annualized.
(c)Reflects overall fund ratios for investment income and non-class specific expense.
(d)On October 18, 1999, this Portfolio received, through a substitution transaction, the assets and liabilities of the Hudson River Trust Portfolio that followed the same investment objectives as this Portfolio. The information from January 1, 1999 through October 17, 1999 is that of the predecessor Hudson River Trust Portfolio. Information for the year ended
 December 31, 1999 includes the results of operations of the predecessor
 Hudson River Trust Portfolio from January 1, 1999 through October 17, 1999.
(e)Net investment income and capital changes per share are based on monthly average shares outstanding.
(i)On November 22, 2002, this Portfolio received , through a substitution transaction, the assets and liabilities of the EQ/Alliance Global Portfolio that followed the same objectives as this Portfolio. Information prior to the year ended December 31, 2002 represents the results of operations of the
 EQ/Alliance International Portfolio.

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2002
Note 1 Organization and Significant Accounting Policies

  EQ Advisors Trust (the "Trust") was organized as a Delaware business trust on October 31, 1996 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company with thirty-one diversified portfolios, two of which are presented in these financial statements and three non-diversified portfolios, none of which are presented in these financial statements (each a "Portfolio").

  The Trust has the right to issue two classes of shares, Class IA and Class IB. As of and during the year ended December 31, 2002, the Trust had Class IA and Class IB shares outstanding for each Portfolio. The Class IB shares are subject to distribution fees imposed under a distribution plan ("Distribution Plan") adopted pursuant to Rule 12b-1 under the 1940 Act. Under the Trust's multiple class distribution system, both classes of shares have identical voting, dividend, liquidation and other rights, other than the payment of distribution fees under the Distribution Plan. The Trust's shares are currently sold only to insurance company separate accounts in connection with variable life insurance contracts and variable annuity certificates and contracts issued by The Equitable Life Assurance Society of the United States ("Equitable"), an indirect wholly-owned subsidiary of AXA, and Equitable of Colorado, Inc. ("EOC"), as well as insurance companies that are not affiliated with Equitable or EOC and to The Investment Plan for Employees, Managers and Agents. Equitable is the primary shareholder of Class IA shares for EQ/ International Equity Index Portfolio.

  The investment objectives of each Portfolio are as follows:

  EQ/Alliance International Portfolio (advised by Alliance) -- Seeks long-term growth of capital.

  EQ/International Equity Index Portfolio (advised by Deutsche Asset Management Inc.) -- Seeks to replicate as closely as possible (before deduction of Portfolio expenses) the total return of the MSCI EAFE Index.

  The following is a summary of the significant accounting policies of the
Trust:

  The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

Valuation:

  Stocks listed on national securities exchanges or included on the NASDAQ stock market are valued at the last sale price, or, if there is no sale, at the latest available bid price. Other unlisted stocks are valued at their last sale price or, if no reported sale occurs during the day, at a bid price estimated by a broker.

  Convertible preferred stocks listed on national securities exchanges or included on the NASDAQ stock market are valued as of their last sale price or, if there is no sale, at the latest available bid price. Convertible bonds and unlisted convertible preferred stocks are valued at bid prices obtained from one or more of the major dealers in such securities. Where there is a discrepancy between dealers, values may be adjusted based on recent premium spreads to the underlying common stocks. Convertible bonds may be matrix-priced based upon the conversion value to the underlying common stocks and market premiums.

  Mortgage-backed and asset-backed securities are valued at prices obtained from a bond pricing service where available, or at a bid price obtained from one or more of the major dealers in such securities. If a quoted price is unavailable, an equivalent yield or yield spread quote will be obtained from a broker and converted to a price.

  Options, including options on futures that are traded on exchanges, are valued at their last sale price, and if the last sale price is not available then the previous day's sale price is used. Options not traded on an exchange or actively traded are valued at fair value under the direction of the Board of Trustees.

EQ ADVISORS TRUST
NOTES TO FINANCIAL STATEMENTS -- (Continued)
December 31, 2002
  Long-term corporate bonds may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service take into account many factors, including institutional size, trading in similar groups of securities and any developments related to specific securities; however, when such prices are unavailable, such bonds will be valued using broker quotes. U.S. Treasury securities and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are valued at representative quoted prices.

  Foreign securities not traded directly, or in American Depositary Receipt
(ADR) or similar form in the United States, are valued at representative quoted prices from the primary exchange in the currency of the country of origin.

  Short-term debt securities, which mature in 60 days or less, are valued at amortized cost, which approximates market value. Short-term debt securities, which mature in more than 60 days are valued at representative, quoted prices.

  Futures contracts are valued at their last sale price or, if there is no sale, at the latest available bid price.

  Forward foreign exchange contracts are valued by interpolating between the forward and spot currency rates as quoted by a pricing service as of a designated hour on the valuation date.

  Other securities and assets for which market quotations are not readily available or for which valuation cannot be provided, are valued at fair value under the direction of the Board of Trustees.

  Events or circumstances affecting the values of Portfolio securities that occur between the closing of their principal markets and the time the NAV is determined may be reflected in the Trust's calculation of net asset values for each applicable Portfolio when the Trust's Manager deems that the particular event or circumstance would materially affect such Portfolio's net asset value.

  Securities transactions are recorded on the trade date net of brokerage fees, commissions, and transfer fees. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income (including amortization of premium and discount on long-term securities using the effective yield method) is accrued daily. The Trust records gains and losses realized on prepayments received on mortgage-backed securities in interest income.

  Realized gains and losses on the sale of investments are computed on the basis of the identified cost of the investments sold. Unrealized appreciation (depreciation) on investments and foreign currency denominated assets and liabilities are presented net of deferred taxes on unrealized gains in the Statement of Assets and Liabilities.

  Expenses attributable to a single Portfolio or class are charged to that Portfolio or class. Expenses of the Trust not attributable to a single Portfolio or class are charged to each Portfolio or class in proportion to the average net assets of each Portfolio or other appropriate allocation methods. All income earned and expenses incurred by each Portfolio are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Portfolio represented by the daily net assets of such class, except for distribution fees which are charged on a class specific basis.

Foreign Currency Valuation:

  The books and records of the Trust are kept in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at current exchange rates at the following dates:

  (i) market value of investment securities, other assets and liabilities -- at the valuation date.

  (ii) purchases and sales of investment securities, income and expenses -- at the date of such transactions.

EQ ADVISORS TRUST
NOTES TO FINANCIAL STATEMENTS -- (Continued)
December 31, 2002
  The Portfolios do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on securities.

  Net currency gains or losses realized and unrealized as a result of differences between interest or dividends, withholding taxes, security payables/receivables, forward foreign currency exchange contracts and foreign cash recorded on the Portfolio's books and the U.S. dollar equivalent amount actually received or paid are presented under foreign currency transactions and foreign currency translations in the realized and unrealized gains and losses section, respectively, of the Statements of Operations. Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from forward foreign currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on a Portfolio's books and the U.S. dollar equivalent of amounts actually received or paid.

Taxes:

  The Trust intends to comply with the requirements of the Internal Revenue Code of 1986, as amended ("Code") applicable to regulated investment companies and to distribute substantially all of its net investment income and net realized capital gains to shareholders of each Portfolio. Therefore, no Federal income tax provision is required. Dividends from net investment income are declared and distributed at least annually for all Portfolios. Dividends from net realized short-term and long-term capital gains are declared and distributed at least annually to the shareholders of the Portfolios to which such gains are attributable. All dividends are reinvested in additional full and fractional shares of the related Portfolios. All dividends are distributed on a tax basis and, as such, the amounts may differ from financial statement investment income and realized capital gains. Those differences are primarily due to differing book and tax treatments for deferred organization costs, forward foreign currency transactions, losses due to wash sales transactions, mark-to-market of forward contracts, mark-to-market of passive foreign investment companies, investments in Real Estate Investment Trusts, post-October losses, paydowns and mergers. In addition, short-term capital gains and foreign currency gains are treated as capital gains for accounting purposes but are considered ordinary income for tax purposes.

  Permanent book and tax basis differences relating to shareholder distributions resulted in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid-in capital at December 31, 2002 as follows:

                                                                              UNDISTRIBUTED
                                                                            (OVERDISTRIBUTED)   ACCUMULATED         PAID
                                                                             NET INVESTMENT    NET REALIZED          IN
PORTFOLIOS:                                                                      INCOME         GAIN (LOSS)       CAPITAL
-----------                                                                 -----------------  --------------  ---------------
EQ/Alliance International . . . . . . . . . . . . . . . . . . . . . . . .       2,012,695       (402,092,571)    400,079,876
EQ/International Equity Index . . . . . . . . . . . . . . . . . . . . . .         366,874           (360,648)         (6,226)

  Net capital and net currency losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Portfolio's next taxable year. For the period from November 1, 2002 to December 31, 2002, the Portfolios incurred and elected to defer until January 1, 2003 for U.S. Federal income tax purposes net capital and net currency losses as stated below:

                                                                                  NET         NET
                                                                                CURRENCY    CAPITAL
PORTFOLIOS:                                                                       LOSS        LOSS
-----------                                                                     --------  ------------
EQ/Alliance International . . . . . . . . . . . . . . . . . . . . . . . . . .       --     $8,130,285
EQ/International Equity Index . . . . . . . . . . . . . . . . . . . . . . . .       --        161,290

EQ ADVISORS TRUST
NOTES TO FINANCIAL STATEMENTS -- (Continued)
December 31, 2002
Organizational Expense:

  Costs incurred by the Trust in connection with its organization were allocated equally to and capitalized by each of the Portfolios that commenced operations on May 1, 1997 and were deferred and amortized on a straight-line basis over a 60-month period from the date the Portfolios commenced operations. On December 31, 1997 an additional $188,040 in organizational costs was capitalized and allocated evenly among the EQ/Equity 500 Index Portfolio, EQ/International Equity Index Portfolio, EQ/ Small Company Index Portfolio, EQ/J.P. Morgan Core Bond Portfolio, EQ/Bernstein Diversified Value Portfolio and the EQ/Lazard Small Cap Value Portfolio in connection with their organization. Each of these Portfolios commenced operations on January 1, 1998.

Fees Paid Indirectly:

  For all Portfolios, the Board of Trustees has approved the payment of certain Trust expenses using brokerage service arrangements. These payments are reflected on the Statements of Operations. For the year ended December 31, 2002, EQ/Alliance International reduced expenses under these arrangements by $56,167.

Securities Lending:

  For all Portfolios, the Board of Trustees has approved the lending of portfolio securities, through its custodian bank, The JPMorgan Chase Bank ("JPMorgan"), acting as lending agent to certain approved broker-dealers, in exchange for negotiated lenders' fees. By lending investment securities, a Portfolio attempts to increase its net investment income through the receipt of interest on the cash held as collateral on the loan. Any gain or loss in the market price of the securities loaned that might occur and any interest earned or dividends declared during the term of the loan would be for the account of the Portfolio. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. Any such loan of portfolio securities will be continuously secured by collateral in cash or high grade debt securities at least equal at all times to the market value of the security loaned. JPMorgan will indemnify each Portfolio from any loss resulting from a borrower's failure to return a loaned security when due. JPMorgan invests the cash collateral on behalf of the Portfolios and retains a portion of the interest earned. The net amount of interest earned, after the interest rebate, is included in the Statements of Operations as securities lending income. At December 31, 2002, the cash collateral received by each Portfolio for securities loaned was invested by JPMorgan and is summarized below. Each Portfolio has an individual interest equal to the amount of cash collateral contributed. Such securities are not included in the Portfolio of Investments.


COLLATERAL TYPE
----------------------------------------------------------  -------------  ------------------  ------------
Repurchase Agreements . . . . . . . . . . . . . . . . . .   1.33% - 1.37%             1/02/03         51.6%
Money Market Funds. . . . . . . . . . . . . . . . . . . .     1.25 - 1.41             1/02/03          16.9
Short-Term Floating Rate Corporate Debt . . . . . . . . .     1.37 - 1.90  1/06/03 - 10/24/03          16.5
Short-Term Fixed Rate Corporate Debt. . . . . . . . . . .     1.46 - 2.55   2/02/03 - 3/31/03          10.8
Commercial Paper. . . . . . . . . . . . . . . . . . . . .            1.76             1/31/03           4.2
     --------
                                                                                                     100.0%
     ========

Repurchase Agreements:

  Certain Portfolios may enter into repurchase agreements with qualified and Manager approved banks, broker-dealers or other financial institutions as a means of earning a fixed rate of return on their cash reserves for periods as short as overnight. A repurchase agreement is a contract pursuant to which a Portfolio, against receipt of securities of at least equal value including accrued interest, agrees to advance a specified sum to the financial institution which agrees to reacquire the securities at a mutually agreed upon time (usually one day) and price. Each repurchase agreement entered into by a Portfolio will

EQ ADVISORS TRUST
NOTES TO FINANCIAL STATEMENTS -- (Continued)
December 31, 2002
provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest. A Portfolio's right to liquidate such securities in the event of a default by the seller could involve certain costs, losses or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase are less than the repurchase price, the Portfolio could suffer a loss.

Options Written:

  Certain Portfolios may write (sell) covered options as a hedge to provide protection against adverse movements in the price of securities in the Portfolio or to enhance investment performance. Certain Portfolios may purchase and sell exchange traded options on foreign currencies. When a Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as a liability and is subsequently adjusted on a daily basis to the current market price of the option written. Premiums received from writing options that expire unexercised, are recognized as gains on the expiration date. Premiums received from writing options that are exercised or are canceled in closing purchase transactions are offset against the cost of any securities purchased or added to the proceeds or netted against the amount paid on the transaction to determine the realized gain or loss. In writing options, a Portfolio must assume that the option may be exercised at any time prior to the expiration of its obligation as a writer, and that in such circumstances the net proceeds of the sale or cost of purchase of the underlying securities and currencies pursuant to the call or put option may be substantially below or above the prevailing market price. A Portfolio also has the additional risk of not being able to enter into a closing purchase transaction if a liquid secondary market does not exist and bears the risk of unfavorable changes in the price of the financial instruments underlying the options.

Short Sales Against the Box:

  Certain Portfolios may enter into a "short sale" of securities in circumstances in which, at the time the short position is open, the Portfolio owns at least an equal amount of the securities sold short or owns preferred stocks or debt securities, convertible or exchangeable without payment of further consideration, into at least an equal number of securities sold short. This kind of short sale, which is referred to as one "against the box," may be entered into by the Portfolio to, for example, lock in a sale price for a security the Portfolio does not wish to sell immediately. The Portfolio will designate the segregation, either on its records or with the Trust's custodian, of the securities sold short or convertible or exchangeable preferred stocks or debt securities sold in connection with short sales against the box. Liabilities for securities sold short are reported at market value in the financial statements. Such liabilities are subject to off-balance sheet risk to the extent of any future increases in market value of the securities sold short. The ultimate liability for securities sold short could exceed the liabilities recorded in the Statement of Assets and Liabilities. The Portfolio bears the risk of potential inability of the brokers to meet their obligation to perform.

Futures Contracts, Forward Commitments and Foreign Currency Exchange Contracts:

  The futures contracts used by the Portfolios are agreements to buy or sell a financial instrument for a set price in the future. Certain Portfolios may buy or sell futures contracts for the purpose of protecting their portfolio securities against future changes in interest rates and indices which might adversely affect the value of the Portfolios' securities or the price of securities that they intend to purchase at a later date. Initial margin deposits are made upon entering into futures contracts and can be in cash, certain money market instruments, treasury securities or other liquid, high grade debt securities. During the period the futures contracts are open, changes in the market price of the contracts are recognized as unrealized gains or losses by "marking-to-market" at the end of each trading day. Variation margin payments on futures contracts are received or made, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Portfolio's basis in the contract. Should interest rates or indices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may incur a loss. The use of futures contracts transactions involves the risk of imperfect

EQ ADVISORS TRUST
NOTES TO FINANCIAL STATEMENTS -- (Continued)
December 31, 2002
correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Use of long futures contracts subjects the Portfolios to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects the Portfolios to unlimited risk of loss. The Portfolios enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction, therefore, the Portfolio's credit risk is limited to failure of the exchange or board of trade.

  Certain Portfolios may make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time ("forward commitments") if they designate the segregation, either on their records or with the Trust's custodian, of cash or other liquid securities in an amount sufficient to meet the purchase price, or if they enter into offsetting contracts for the forward sale of other securities they own. These commitments are reported at market value in the financial statements. Forward commitments may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines or if the value of the security to be sold increases prior to the settlement date, which is risk in addition to the risk of decline in value of the Portfolio's other assets. Where such purchases or sales are made through dealers, a Portfolio relies on the dealer to consummate the sale. The dealer's failure to do so may result in the loss to a Portfolio of an advantageous yield or price. Market risk exists on these commitments to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. However, during the commitment period, these investments earn no interest or dividends.

  Certain Portfolios may purchase foreign currency on a spot (or cash) basis. In addition, certain Portfolios may enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts"). A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Daily fluctuations in the value of such contracts are recognized as unrealized appreciation or depreciation by "marking to market." The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in realized gains or losses from foreign currency transactions in the Statement of Operations. The Advisers may engage in these forward contracts to protect against uncertainty in the level of future exchange rates in connection with the purchase and sale of Portfolio securities ("transaction hedging") and to protect the value of specific portfolio positions ("position hedging"). The Portfolios are subject to off-balance sheet risk to the extent of the value of the contracts for purchase of foreign currency and in an unlimited amount for sales of foreign currency.

Swaps:

  Certain Portfolios may invest in swap contracts, which are derivatives in the form of a contract or other similar instrument which is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The payment streams are calculated by reference to a specified index and agreed upon notional amount. A Portfolio will usually enter into swaps on a net basis, i.e., the two return streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Portfolio receiving or paying, as the case may be, only the net amount of the two returns. A Portfolio's obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by designating the segregation, either on its records or with the Trust's custodian, of cash or other liquid obligations. A Portfolio will not enter into any swap agreement unless the counterparty meets the rating requirements set forth in guidelines established by the Trust's Board of Trustees. Swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations. Notional principal amounts are used to express the extent of involvement in these transactions, but the amount potentially subject to credit risk is much smaller.

EQ ADVISORS TRUST
NOTES TO FINANCIAL STATEMENTS -- (Continued)
December 31, 2002
Dollar Roll Transactions

  Certain Portfolios may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the mortgage market. A dollar roll transaction involves a sale by a Portfolio of securities with a simultaneous agreement to repurchase substantially similar securities at an agreed-upon price at a future date. The securities repurchased will bear the same interest as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. During the period between the sale and the repurchase, the Portfolio will not be entitled to receive interest and principal payments on the securities sold. The Portfolio will invest the proceeds of the sale in additional instruments, the income from which, together with any additional income received for the dollar roll, may generate income for the Portfolio exceeding the yield on the securities sold. Dollar roll transactions involve the risk that the market value of the securities sold by the Portfolio may decline below the repurchase price of the similar securities.

Market and Credit Risk:

  Written options, futures contracts, forward commitments, forward foreign currency exchange contracts and swaps involve elements of both market and credit risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The risk involved in writing an option on a security is that, if the option is exercised, the underlying security is then purchased or sold by the Portfolio at the contract price, which could be disadvantageous relative to the market price. The Portfolio bears the market risk, which arises from any changes in security values. The credit risk for futures contracts and exchange traded options is limited to failure of the exchange or board of trade which acts as the counterparty to the Portfolio's futures transactions. Forward commitments, forward foreign currency exchange contracts, over-the-counter options and swaps are done directly with the counterparty and not through an exchange and can be terminated only by agreement of both parties to such contracts. With respect to such transactions there is no daily margin settlement and the Portfolio is exposed to the risk of default by the counterparty.

Note 2 Management of the Trust

  The Trust has entered into an investment management agreement (the "Management Agreement") with Equitable (the "Manager"). The Management Agreement states that the Manager will (i) have overall supervisory responsibility for the general management and investment of each Portfolio's assets; (ii) select and contract with investment sub-advisers ("Advisers") to manage the investment operations and composition of each and every Portfolio; (iii) monitor the Advisers' investment programs and results; (iv) oversee compliance by the Trust with various Federal and state statutes; and (v) carry out the directives of the Board of Trustees. For the year ended December 31, 2002, for its services under the Management Agreement, the Manager was entitled to receive an annual fee as a percentage of average daily net assets, for each of the following Portfolios, calculated daily and payable monthly as follows:

INDEX PORTFOLIOS
----------------

EQ/International Equity Index                   0.350%

                          FIRST        NEXT        NEXT        NEXT
EQUITY PORTFOLIOS       $1 BILLION  $1 BILLION  $3 BILLION  $5 BILLION   THEREAFTER
-----------------       ----------  ----------  ----------  ----------   ----------
EQ/Alliance
 International* . . .     0.750%    0.700%      0.675%      0.650%      0.625%



* Effective November 22, 2002. Previous fee was 0.850% of first $1 billion, 0.800% of next $1 billion, 0.775% of next $3 billion, 0.750% of next $5 billion, and 0.725% thereafter.

  On behalf of the Trust, the Manager has entered into investment advisory agreements ("Advisory Agreements") with each of the Advisers. Each of the Advisory Agreements obligates the Advisers for the respective Portfolios to: (i) continuously furnish investment programs for the Portfolios; (ii) place all orders for the purchase and sale of investments for the Portfolios with brokers or dealers selected by the Manager or the respective Advisers; and (iii) perform certain limited related administrative functions in connection therewith. The Manager pays the expenses of providing investment advisory services to the Portfolios, including the fees of the Advisers of each Portfolio.

EQ ADVISORS TRUST
NOTES TO FINANCIAL STATEMENTS -- (Continued)
December 31, 2002
Note 3 Administrative Fees

  Equitable serves as Administrator to the Trust. As Administrator, Equitable provides the Trust with necessary administrative, fund accounting, and compliance services. Equitable may carry out its responsibilities either directly or through sub-contracting with third party providers. For these services, the Trust pays Equitable an annual fee payable monthly per the following fee schedule:

FIXED CHARGE
------------
$30,000 for each Portfolio and for each portion of the Portfolio for which separate administrative services are provided (e.g., portions of a Portfolio allocated to separate Advisers and/or managed in a discrete style), including portions EQ/Alliance International Portfolio that are allocated to Alliance or Bernstein Investment Research and Management, a unit of Alliance.

TOTAL TRUST AVERAGE NET ASSET CHARGE
------------------------------------
0.0400 of 1% on the first $3.0 billion
0.0300 of 1% on the next $3.0 billion
0.0250 of 1% on the next $4.0 billion
0.0225 of 1% in excess of $10.0 billion

  Pursuant to a sub-administration arrangement with Equitable, J.P. Morgan Investors Services Co. ("Sub-administrator") provides the Trust with administrative services, including monitoring of portfolio compliance and portfolio accounting services.

Note 4 Custody Fees

  The Trust has entered into a Custody Agreement with JPMorgan. The Custody Agreement provides for an annual fee based on the amount of assets under custody plus transaction charges. JPMorgan serves as custodian of the Trust's portfolio securities and other assets. Under the terms of the Custody Agreement between the Trust and JPMorgan, JPMorgan maintains and deposits in separate accounts, cash, securities and other assets of the Portfolios. JPMorgan is also required, upon the order of the Trust, to deliver securities held by JPMorgan, and to make payments for securities purchased by the Trust. JPMorgan has also entered into sub-custodian agreements with a number of foreign banks and clearing agencies, pursuant to which portfolio securities purchased outside the United States are maintained in the custody of these entities.

Note 5 Distribution Plans

  The Trust has entered into distribution agreements with AXA Advisors, LLC and AXA Distributors, LLC, both indirect wholly-owned subsidiaries of Equitable (collectively, the "Distributors"), pursuant to which the Distributors serve as the principal underwriters of the Class IA and Class IB shares of the Trust. Class IB shares are subject to distribution fees imposed pursuant to a distribution plan ("Distribution Plan") adopted pursuant to Rule 12b-1 under the 1940 Act. The Distribution Plan provides that each Distributor will be entitled to receive a maximum distribution fee at the annual rate of 0.50% of the average net assets attributable to the Trust's Class IB shares. The distribution agreements, however, limit payments for services provided under the Distribution Plan to an annual rate of 0.25% of the average daily net assets attributable to the Trust's Class IB shares. The Trust's Class IA shares are not subject to such fees.

Note 6 Expense Limitation

  In the interest of limiting expenses of certain Portfolios, the Manager has entered into an expense limitation agreement with the Trust, with respect to such Portfolios ("Expense Limitation Agreement"), pursuant to which the Manager has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses (excluding the 0.25% annual fee under the Trust's Class IB Distribution Plan) of such Portfolio are limited to:

EQ ADVISORS TRUST
NOTES TO FINANCIAL STATEMENTS -- (Concluded)
December 31, 2002
  0.85% OF AVERAGE DAILY NET ASSETS OF THE
    EQ/Alliance International Portfolio (effective November 22, 2002 through November 25, 2004)
    EQ/International Equity Index Portfolio

  Each Portfolio may at a later date reimburse to the Manager the management fees waived or other expenses assumed and paid for by the Manager pursuant to the Expense Limitation Agreement within the prior three fiscal years, provided such Portfolio has reached a sufficient asset size to permit such reimbursement to be made without causing the total annual expense ratio of each Portfolio to exceed the percentage limits mentioned above for the respective period. Consequently, no reimbursement by a Portfolio will be made unless: (i) the Portfolio's total annual expense ratio is less than the respective percentages stated above for the respective period; and (ii) the payment of such reimbursement has been approved by the Trust's Board of Trustees on a quarterly basis. Any reimbursement, called recoupment fees on the Statement of Operations, will be based on the earliest fees waived or assumed by the Manager. During the year ended December 31, 2002, the Manager received $953,135 in reimbursement. At December 31, 2002, under the Expense Limitation Agreement, the amount that would be recoverable from EQ/Alliance International is as follows:

                                                                AMOUNT ELIGIBLE THROUGH        TOTAL ELIGIBLE
                                                            --------------------------------        FOR
PORTFOLIOS:                                                 2003  2004    2005    2006  2007   REIMBURSEMENT
-----------                                                 ----  ----  --------  ----  ----   --------------
EQ/Alliance International . . . . . . . . . . . . . . . .    $--   $--  $132,717   $--   $--      $132,717


Note 7 Trustees Deferred Compensation Plan

  A deferred compensation plan (the "Plan") for the benefit of the Independent Trustees has been adopted by the Trust. Under the Plan, each Trustee may defer payment of all or part of the fees payable for such Trustee's services. Each Trustee may defer payment of such fees until their retirement as a Trustee or until the earlier attainment of a specified age. Fees deferred under the Plan, together with accrued interest thereon, will be disbursed to a participating Trustee in monthly installments over a five to twenty year period elected by such Trustee. At December 31, 2002, the total amount deferred by the Trustees participating in the Plan was $703,057.

Note 8 Substitution and Reorganization Transactions

  After the close of business on November 22, 2002, EQ/Alliance International Portfolio acquired the net assets of the EQ/Alliance Global Portfolio, pursuant to a substitution transaction. For accounting purposes, this transaction is treated as a merger. The substitution was accomplished by a tax-free exchange of 101,511,603 Class IA shares and 22,055,946 Class IB shares of EQ/Alliance International Portfolio (valued at $755,870,519 and $141,950,385, respectively) for the 63,627,198 Class IA shares and 13,764,525 Class IB shares of EQ/Alliance Global Portfolio outstanding on November 22, 2002. EQ/ Alliance Global Portfolio's net assets at that date ($917,820,904), including $57,554,262 of unrealized depreciation, were combined with those of EQ/Alliance International Portfolio. The aggregate net assets of EQ/Alliance International Portfolio and EQ/Alliance Global Portfolio immediately before the substitutions were $212,315,724 and $917,820,904, respectively, resulting in combined net assets of $1,130,136,628.

  On December 10, 2002, the Board of Trustees approved Alliance to act as an interim Adviser for EQ/ International Equity Index Portfolio, effective January 2, 2003.

Note 9 Subsequent Event

  On February 4, 2003, the Board of Trustees approved the merger and reorganization of the EQ/ International Equity Index Portfolio ("International Portfolio") into EQ/Alliance International Portfolio.

  A special shareholder meeting for the International Portfolio is scheduled to be held on or about April 24, 2003, and if approved by shareholders the transaction will be effected as of the close of business on or about May 2, 2003.

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Shareholders of EQ Advisors Trust

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the portfolios presented, constituting 2 of the 34 portfolios of EQ Advisors Trust (the "Trust") at December 31, 2002, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
New York, New York
February 14, 2003

                   FEDERAL INCOME TAX INFORMATION (UNAUDITED)

  For the year ended December 31, 2002, the percentage of dividends paid that qualify for the 70% dividends received deductions for corporate shareholders, foreign taxes which are expected to be passed through to shareholders for foreign tax credits, gross income derived from sources within foreign countries, long-term capital gain dividends for the purpose of the dividend paid deduction on its Federal income tax return and Treasury income were as follows:

                                                                     70% DIVIDEND
                                                                       RECEIVED    FOREIGN      FOREIGN       LONG TERM
PORTFOLIOS                                                             DEDUCTION    TAXES    SOURCE INCOME   CAPITAL GAIN
----------                                                           ------------  --------  -------------  --------------
EQ/Alliance International. . . . . . . . . . . . . . . . . . . . .        --%      $496,082    4,524,128          $--
EQ/International Equity Index. . . . . . . . . . . . . . . . . . .        --        174,914    1,660,560           --

                             VOTING INSTRUCTION CARD

Voting instructions executed by a Contractowner may be revoked at any time prior to the Shareholder voting the shares represented thereby by the Contractowner providing the Shareholder with a properly executed written revocation of such voting instructions, or by the Contractowner providing the Shareholder with proper later-dated voting instructions by telephone or by the Internet. Proxies executed by the Shareholder may be revoked at any time before they are exercised by a written revocation received by the Secretary of Equitable, by properly executing a later-dated proxy or by attending the Special Meeting and voting in person, by telephone or by the Internet.

This Voting Instruction Card, when properly executed, will be voted in the matter directed herein by the undersigned.

IF YOU SIGN AND RETURN THIS VOTING INSTRUCTION CARD WITHOUT DIRECTING US HOW TO VOTE, THE SHARES REPRESENTED BY THIS VOTING INSTRUCTION CARD WILL BE VOTED FOR THE PROPOSAL.

                                       ---

                         PORTFOLIO

                         International Index Portfolio

                                                     Class IA
          [_________]

                                                     Class IB
          [_________]

THE TRUSTEES UNANIMOUSLY RECOMMEND THAT CONTRACTOWNERS INSTRUCT THE SHAREHOLDER TO VOTE "FOR" THE FOLLOWING PROPOSAL.

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS.  Example: [X]

          To approve a Plan of Reorganization and Termination providing for the acquisition of all of the assets of the EQ/International Equity Index Portfolio ("International Index Portfolio") by the Trust's EQ/Alliance International Portfolio ("Alliance International Portfolio") in exchange for shares of beneficial interest of the Alliance International Portfolio and the assumption by the Alliance International Portfolio of all of the liabilities of International Index Portfolio:

               FOR [ ]              AGAINST [ ]         ABSTAIN [ ]

                                   PROXY CARD

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                                   PROXY CARD


                  SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON

The undersigned, the owner of one or more variable life insurance policies or variable annuity contracts or certificates ("Contracts") whose account value is invested in one or more of the Portfolios of EQ Advisors Trust ("Trust"), hereby instructs The Equitable Life Assurance Society of the United States ("Equitable"), the owner of all shares of the Trust attributable to the Contracts and, therefore, a shareholder of the Trust ("Shareholder"), to vote as indicated on the reverse side on each of the specific proposals that will be considered at the Special Meeting of the Shareholders of each Portfolio of the Trust, or any adjournment thereof, as described in the Trust's Proxy Statement, and to vote, in adjournment thereof, as described in the Trust's Proxy Statement, and to vote, in its discretion, on such other matters as may properly come before such meeting.



THIS VOTING INSTRUCTION CARD IS SOLICITED BY EQUITABLE AS THE SOLE SHAREHOLDER OF THE TRUST. RECEIPT OF THE NOTICE OF MEETING, EQUITABLE'S INFORMATION STATEMENT AND THE TRUST'S PROXY STATEMENT ACCOMPANYING THIS VOTING INSTRUCTION CARD IS ACKNOWLEDGED BY THE UNDERSIGNED.



                           VOTE VIA THE INTERNET: HTTPS://VOTE.PROXY-DIRECT.COM VOTE VIA THE TELEPHONE: 1-866-241-6192
                           VOTE VIA THE FAX:  1-888-796-9932

                           ---------------------------------
                           CONTROL NUMBER: 999 9999 9999 999
                           ---------------------------------


NOTE: Please sign this proxy exactly as your name or names appears hereon. Joint owners should each sign personally. Trustees and other fiduciaries should indicate the capacity in which they sign, and where more than one name appears, a majority must sign. If a corporation, partnership or other entity, this signature should be that of a duly authorized individual who should state his or her title.

--------------------------------------------------------------------------------
Signature

--------------------------------------------------------------------------------
Signature of joint owner, if any

--------------------------------------------------------------------------------
Date                                                        12436_AXA


 PLEASE MARK, SIGN, DATE AND MAIL YOUR VOTING INSTRUCTION CARD IN THE ENCLOSED
                             POSTAGE-PAID ENVELOPE

                                     PART C

                                OTHER INFORMATION


Item 15. Indemnification

         Amended and Restated Agreement and Declaration of Trust of the Trust ("Declaration of Trust") and By-Laws.

         Article VII, Section 2 of the Declaration of Trust states, in relevant part, that a "Trustee, when acting in such capacity, shall not be personally liable to any Person, other than the Trust or a Shareholder to the extent provided in this Article VII, for any act, omission or obligation of the Trust, of such Trustee or of any other Trustee. The Trustees shall not be responsible or liable in any event for any neglect or wrongdoing of any officer, agent, employee, Manager, or Principal Underwriter of the Trust. The Trust shall indemnify each Person who is serving or has served at the Trust's request as a director, officer, trustee, employee, or agent of another organization in which the Trust has any interest as a shareholder, creditor, or otherwise to the extent and in the manner provided in the By-Laws." Article VII, Section 4 of the Trust's Declaration of Trust further states, in relevant part, that the "Trustees shall be entitled and empowered to the fullest extent permitted by law to purchase with Trust assets insurance for liability and for all expenses reasonably incurred or paid or expected to be paid by a Trustee, officer, employee, or agent of the Trust in connection with any claim, action, suit, or proceeding in which he or she may become involved by virtue of his or her capacity or former capacity as a Trustee of the Trust."

         Article VI, Section 2 of the Trust's By-Laws states, in relevant part, that "[s]ubject to the exceptions and limitations contained in Section 3 of this
Article VI, every [Trustee, officer, employee or other agent of the Trust] shall be indemnified by the Trust to the fullest extent permitted by law against all liabilities and against all expenses reasonably incurred or paid by him or her in connection with any proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been an agent." Article VI,
Section 3 of the Trust's By-Laws further states, in relevant part, that "[n]o indemnification shall be provided hereunder to [a Trustee, officer, employee or other agent of the Trust]: (a) who shall have been adjudicated, by the court or other body before which the proceeding was brought, to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office (collectively, "disabling conduct"); or (b) with respect to any proceeding disposed of (whether by settlement, pursuant to a consent decree or otherwise) without an adjudication by the court or other body before which the proceeding was brought that such [Trustee, officer, employee or other agent of the Trust] was liable to the Trust or its Shareholders by reason of disabling conduct, unless there has been a determination that such [Trustee, officer, employee or other agent of the Trust] did not engage in disabling conduct: (i) by the court or other body before which the proceeding was brought; (ii) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the proceeding based upon a review of readily available facts (as opposed to a full trial-type inquiry); or (iii) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry); provided, however, that indemnification shall be provided hereunder to [a Trustee, officer, employee or other agent of the Trust] with respect to any proceeding in the event of (1) a final decision on the merits by the court or other body before which the proceeding was brought that the [Trustee, officer, employee or other agent of the Trust] was not liable by reason of disabling conduct, or (2) the dismissal of the proceeding by the court or other body before which it was brought for insufficiency of evidence of any disabling conduct with which such [Trustee, officer, employee or other agent of the Trust] has been charged." Article VI, Section 4 of the Trust's By-Laws also states that the "rights of indemnification herein provided (i) may be insured against by policies maintained by the Trust on behalf of any [Trustee, officer, employee or other agent of the Trust], (ii) shall be severable, (iii) shall not be exclusive of or affect any other rights to which any [Trustee, officer, employee or other agent of the Trust] may now or hereafter be entitled and (iv) shall inure to the benefit of [such party's] heirs, executors and administrators."

          Insofar as indemnification for liability arising under the Securities Act of 1933, as amended ("1933 Act"), may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16. Exhibits


(1)              (a)(i)          Amended and Restated Agreement and Declaration
                                 of Trust. (2)

                 (a)(ii) Amendment No. 1 to Amended and Restated Agreement and Declaration of Trust. (12)

                 (a)(iii) Amendment No. 2 to Amended and Restated Agreement and Declaration of Trust. (18)

                 (b)(i)          Certificate of Trust. (1)

                 (b)(ii) Certificate of Amendment to the Certificate of Trust. (2)

(2)                              By-Laws of the Trust. (1)

(3)                              Not Applicable.

(4) Form of Plan of Reorganization and Termination by EQ Advisors Trust, on behalf of EQ/International Equity Index Portfolio, a separate series of the Trust, and EQ/Alliance International Portfolio, another separate series of the Trust. (filed herewith as Appendix A to the Proxy Statement/Prospectus)

(5)                              None other than Exhibits 1(a) and (2).

(6)              (a)(i)          Amended and Restated Investment Management
                                 Agreement between the Trust and The Equitable
                                 Life Assurance Society of the United States
                                 ("Equitable"), dated as of May 1, 2000. (10)

                 (a)(ii) Revised Amendment No. 1, dated as of September 1, 2000, to the Amended and Restated Investment Management Agreement between the Trust and Equitable. (12)

                 (a)(iii) Amendment No. 2, dated as of September 1, 2001, to the Amended and Restated Investment Management Agreement between the Trust and Equitable. (15)

                 (a)(iv) Amendment No. 3, dated as of November 22, 2002, to the Amended and Restated Investment Management Agreement between the Trust and Equitable.(18)

                 (c)(i) Amended and Restated Investment Advisory Agreement between Equitable and Putnam Investment Management, Inc., dated as of August 1, 2002. (18)

                 (d)(i) Amended and Restated Investment Advisory Agreement between Equitable and Massachusetts Financial Services Company (dba MFS Investment Management) ("MFSIM"), dated as of July 10, 2002. (18)

                 (e)(i) Amended and Restated Investment Advisory Agreement between Equitable and Morgan Stanley Investment Management Inc., dated as of July 10, 2002. (18)

                 (f)(i) Investment Advisory Agreement between Equitable and Fund Asset Management, L.P., dated as of May 1, 2000. (12)

                 (f)(ii) Form of Amendment No. 1, dated as of May 21, 2001, to Investment Advisory Agreement between Equitable and Fund Asset Management. (15)

                 (f)(iii) Amendment No. 2, dated as of December 6, 2001, to Investment Advisory Agreement between Equitable and Fund Asset Management. (16)

                 (g)(i) Amended and Restated Investment Advisory Agreement between Equitable and Lazard Freres & Co., LLC (dba Lazard Asset Management) ("Lazard"), dated as of July 10, 2002. (18)

                 (h) Amended and Restated Investment Advisory Agreement between Equitable and J.P. Morgan Investment Management Inc., dated as of July 10, 2002. (18)

                 (i)(i) Investment Advisory Agreement between EQFC and Evergreen Asset Management Corp., dated as of December 31, 1998. (6)

                 (i)(ii) Amendment No. 1, dated as of May 21, 2001, to Investment Advisory Agreement between Equitable and Evergreen Investment Management Company L.L.C. (16)

                 (j) Amended and Restated Investment Advisory Agreement between Equitable and Alliance Capital Management L.P. ("Alliance"), dated as of December 5, 2001. (16)

                 (j)(i) Amendment No. 1 dated November 22, 2002 to the Amended and Restated Investment Advisory Agreement between Equitable and Alliance, dated December 5, 2001. (18)

                 (j)(ii) Interim Investment Advisory Agreement between Equitable and Alliance dated as of January 2, 2003. (18)

                 (k)(i) Amended and Restated Investment Advisory Agreement between Equitable and Capital Guardian Trust Company ("Capital Guardian"), dated as of November 22, 2002. (18)

                 (l) Amended and Restated Investment Advisory Agreement between Equitable and Calvert Asset Management Company, Inc., dated as of July 10, 2002. (18)

                 (m) Amended and Restated Investment Advisory Agreement between Equitable and Brown Capital Management, Inc., dated as of July 10, 2002.
                                 (18)

                 (n) Investment Advisory Agreement between Equitable and Jennison dated as of July 10, 2002. (18)

                 (o) Investment Advisory Agreement between Equitable and Fidelity Management & Research Company ("Fidelity"), dated as of July 24, 2000. (12)

                 (p)(i) Amendment No. 1, dated as of November 1, 2002, to Investment Advisory Agreement between Equitable and Fidelity, dated July 24, 2000.
                                 (18)

                 (q)(i) Investment Advisory Agreement between Equitable and Janus Capital Management LLC ("Janus"), dated as of April 3, 2002. (17)

                 (p) Investment Advisory Agreement between Equitable and Provident Investment Counsel, dated as of February 1, 2001. (13)

                 (q)(i) Investment Advisory Agreement between Equitable and Marsico Capital Management, LLC ("Marsico"), dated as of February 1, 2001. (13)

                 (q)(ii) Amendment No. 1, dated as of September 1, 2001, to Investment Advisory Agreement between Equitable and Marsico Capital Management, LLC.
                                 (15)

                 (r)(i) Investment Advisory Agreement between Equitable and Pacific Investment Management Company LLC ("PIMCO") dated July 15, 2002. (18)

(7)              (a)             Amended and Restated Distribution Agreement
                                 between the Trust and AXA Distributors LLC
                                 ("AXA Distributors"), dated as of July 15, 2002
                                 with respect to Class IA shares. (18)

                 (b) Amended and Restated Distribution Agreement between the Trust and AXA Distributors, dated as of July 15, 2002 with respect to the Class IB shares. (18)

                 (c) Distribution Agreement between the Trust and AXA Advisors, LLC ("AXA Advisors"), dated as of July 15, 2002 with respect to the Class IA shares. (18)

                 (d) Distribution Agreement between the Trust and AXA Advisors, dated as of July 15, 2002 with respect to the Class IB shares. (18)

(8)                              Form of Deferred Compensation Plan. (3)

(9)              (a)(i)          Amended and Restated Global Custody Agreement
                                 between the Trust and JPMorgan Chase Bank
                                 ("Chase"), dated as of February 1, 2002. (17)

(10)             (a)             Distribution Plan Pursuant to Rule 12b-1 under
                                 the Investment Company Act of 1940, as amended
                                 (the "1940 Act"), for the Trust's Class IB shares adopted March 31, 1997. (4)

                 (b)             Plan Pursuant to Rule 18f-3 under the 1940 Act.
                                 (4)

(11) Opinion and Consent of Counsel regarding the legality of the securities being registered with respect to the Reorganization of EQ/International Equity Index Portfolio into EQ/Alliance International Portfolio. (filed herewith)

(12) Opinion and Consent of Counsel supporting tax matters and consequences to EQ/International Equity Index Portfolio and EQ/Alliance International Portfolio shareholders. (to be filed)

(13)             (a)             Form of Mutual Fund Services Agreement between
                                 the Trust and Equitable, dated as of May 1, 2000. (9)

                 (b) Fourth Amended and Restated Expense Limitation Agreement between the Trust and Equitable, dated as of May 1, 2002. (18)

                 (c)(i) Organizational Expense Reimbursement Agreement between the Trust and EQFC, on behalf of each series of the Trust except for Lazard Large Cap Value Portfolio, Lazard Small Cap Value Portfolio, JPM Core Bond Portfolio, BT Small Company Index Portfolio, BT International Equity Index Portfolio and BT Equity 500 Index Portfolio, dated as of April 14, 1997. (4)

                 (c)(ii) Organizational Expense Reimbursement Agreement between the Trust and EQFC, on behalf of Lazard Large Cap Value Portfolio, Lazard Small Cap Value Portfolio, JPM Core Bond Portfolio, BT Small Company Index Portfolio, BT International Equity Index Portfolio and BT Equity 500 Index Portfolio, dated as of December 9, 1997. (5)

                 (c)(iii) Organizational Expense Reimbursement Agreement between the Trust and EQFC, on behalf of MFS Growth with Income Portfolio, EQ/Evergreen Foundation Portfolio and EQ/Evergreen Portfolio, dated as of December 31, 1998. (6)

                 (d)(i) Amended and Restated Participation Agreement among the Trust, Equitable, AXA Distributors and AXA Advisors, dated as of April 14, 1997.
                                 (4)

                 (e)(i) Amended and Restated Retirement Plan Participation Agreement among the Trust, AXA Advisors, The Investment Plan for Employees, Managers and Agents and Equitable, dated as of July 10, 2002. (18)

                 (f) License Agreement Relating To Use of Name between the Trust and Merrill Lynch & Co. Inc., dated as of April 28, 1997. (4)

(14)                             Consent of Independent Public Accountants.
                                 (filed herewith)

(15)                             Not Applicable.

(16)                             Powers of Attorney. (18)

(17)                             Not Applicable.

--------------------

1. Incorporated herein by reference to Registrant's Registration Statement on Form N-1A filed on December 3, 1996 (File No. 333-17217).

2. Incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A filed on January 23, 1997 (File No. 333-17217).

3. Incorporated herein by reference to Pre-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A filed on April 7, 1997 (File No. 333-17217).

4. Incorporated herein by reference to Post-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A filed on August 28, 1997 (File No. 333-17217).

5. Incorporated herein by reference to Post-Effective Amendment No. 4 to Registrant's Registration Statement on Form N-1A filed on December 29, 1997 (File No. 333-17217).

6. Incorporated herein by reference to Post-Effective Amendment No. 10 to Registrant's Registration Statement on Form N-1A filed on April 30, 1999 (File No. 333-17217).

7. Incorporated herein by reference to Post-Effective Amendment No. 11 to Registrant's Registration Statement on Form N-1A filed on May 27, 1999 (File No. 333-17217).

8. Incorporated herein by reference to Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A filed on August 30, 1999 (File No. 333-17217).

9. Incorporated herein by reference to Post-Effective Amendment No. 15 to Registrant's Registration Statement on Form N-1A filed on February 16, 2000. (File No. 333-17217).

10. Incorporated by reference to Post-Effective Amendment No. 16 to Registrant's Registration Statement on Form N-1A filed on
         April 21, 2000.  (File No. 333-17217).

11. Incorporated by reference to Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A filed on May 30, 2000. (File No. 333-17217).

12. Incorporated by reference to Post-Effective Amendment No. 18 to Registrant's Registration Statement on Form N-1A filed on January 23, 2001. (File No. 333-17217).

13. Incorporated by reference to Post-Effective Amendment No. 19 to Registrant's Registration Statement on Form N-1A filed on March 22, 2001. (File No. 333-17217).

14. Incorporated by reference to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A filed on April 3, 2001. (File No. 333-17217).

15. Incorporated by reference to Post-Effective Amendment No. 22 to Registrant's Registration Statement on Form N-1A filed on August 13, 2001. (File No. 333-17217).

16. Incorporated by reference to Post-Effective Amendment No. 23 to Registrant's Registration Statement on Form N-1A filed on February 4, 2002. (File No. 333-17217).

17. Incorporated by reference to Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A filed on April 3, 2002. (File No. 333-17217).

18. Incorporated by reference to Post-Effective Amendment No. 25 to Registrant's Registration Statement on Form N-1A filed on February 7, 2003. (File No. 333-17217).


Item 17. Undertakings

         (1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus that is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the 1933 Act (17 CFR 230.145(c)), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

         (2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, as amended (the "1933 Act"), each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

         As required by the 1933 Act, this Registration Statement has been signed on behalf of the Registrant, in the city of New York and state of New York on the 20th day of February 2003.

                                                  EQ ADVISORS TRUST

                                                  By: /s/ Steven M. Joenk
                                                      ----------------------
                                                      Steven M. Joenk
                                                      President

         As required by the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                                        Title                   Date
---------                                        -----                   ----
   /s/ Steven M. Joenk                           President               February 20, 2003
---------------------------------------
Steven M. Joenk

   /s/ Peter D. Noris*                           Trustee                 February 20, 2003
---------------------------------------
Peter D. Noris

   /s/ Jettie M. Edwards*                        Trustee                 February 20, 2003
---------------------------------------
Jettie M. Edwards

   /s/ William M. Kearns*                        Trustee                 February 20, 2003
---------------------------------------
William M. Kearns, Jr.

   /s/ Christopher P.A. Komisarjevsky*           Trustee                 February 20, 2003
---------------------------------------
Christopher P.A. Komisarjevsky

   /s/ Theodossios Athanassiades*                Trustee                 February 20, 2003
---------------------------------------
Theodossios (Ted) Athanassiades

   /s/ Harvey Rosenthal*                         Trustee                 February 20, 2003
---------------------------------------
Harvey Rosenthal

   /s/ David W. Fox*                             Trustee                 February 20, 2003
---------------------------------------
David W. Fox

   /s/ Gary S. Schpero*                          Trustee                 February 20, 2003
---------------------------------------
Gary S. Schpero

   /s/ Kenneth T. Kozlowski*                     Treasurer and Chief     February 20, 2003
----------------------------------------         Financial Officer
Kenneth T. Kozlowski


*        By:  /s/ Steven M. Joenk
              -------------------------
              Steven M. Joenk
              Attorney-in-Fact

                                  EXHIBIT INDEX



(11) Opinion and Consent of Counsel regarding the legality of the securities being registered with respect to the Reorganization of EQ/International Equity Index Portfolio into EQ/Alliance International Portfolio.

(14)     Consent of Independent Public Accountants.